UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23382

SPROTT FUNDS TRUST

(Exact name of registrant as specified in charter)

320 Post Road, Suite 230

Darien, Connecticut 06820

(Address of principal executive offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 656-2400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDM

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Gold Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprottetfs.com/sgdm-sprott-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Gold Miners ETF
Principal Listing Exchange: NYSE Arca, Inc.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Gold Miners ETF	$21	0.44%

Fund Statistics

Total Net Assets	$558,742,745
Number of Portfolio Holdings	50
Portfolio Turnover Rate	29%

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Gold Miners ETF JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDM Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/sgdm-sprott-gold-miners-etf.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85210B102–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDJ

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Junior Gold Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Junior Gold Miners ETF
Principal Listing Exchange: NYSE Arca, Inc.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Gold Miners ETF	$23	0.50%

Fund Statistics

Total Net Assets	$266,553,586
Number of Portfolio Holdings	32
Portfolio Turnover Rate	37%

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Junior Gold Miners ETF JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDJ Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85210B201–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SETM

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Critical Materials ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprottetfs.com/setm-sprott-critical-materials-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Critical Materials ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Critical Materials ETF	$34	0.65%

Fund Statistics

Total Net Assets	$574,874,502
Number of Portfolio Holdings	159
Portfolio Turnover Rate	16%

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Critical Materials ETF JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SETM Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/setm-sprott-critical-materials-etf.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85208P402–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: LITP

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Lithium Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprottetfs.com/litp-sprott-lithium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Lithium Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Lithium Miners ETF	$33	0.65%

Fund Statistics

Total Net Assets	$45,534,521
Number of Portfolio Holdings	40
Portfolio Turnover Rate	20%

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Lithium Miners ETF JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: LITP Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/litp-sprott-lithium-miners-etf.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85208P709–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: URNM

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Uranium Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprottetfs.com/urnm-sprott-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Uranium Miners ETF
Principal Listing Exchange: NYSE Arca, Inc.

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Uranium Miners ETF	$36	0.75%

Fund Statistics

Total Net Assets	$1,899,932,258
Number of Portfolio Holdings	27
Portfolio Turnover Rate	18%

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 81.36%
Closed End Fund 13.23%
Money Market Funds 0.19%
Other Assets in Excess of Liabilities 5.22%

Sprott Uranium Miners ETF JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: URNM Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/urnm-sprott-uranium-miners-etf.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85208P303–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: URNJ

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Junior Uranium Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Junior Uranium Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Uranium Miners ETF	$38	0.80%

Fund Statistics

Total Net Assets	$321,802,655
Number of Portfolio Holdings	42
Portfolio Turnover Rate	18%

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Junior Uranium Miners ETF JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: URNJ Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85208P808–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: COPJ

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Junior Copper Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprottetfs.com/copj-sprott-junior-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Junior Copper Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Copper Miners ETF	$37	0.75%

Fund Statistics

Total Net Assets	$150,917,296
Number of Portfolio Holdings	71
Portfolio Turnover Rate	22%

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 98.07%

Short-Term Investments 2.26%

Rights and Warrants 0.00%

Liabilities in Excess of Other Assets (0.33)%

Sprott Junior Copper Miners ETF JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: COPJ Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/copj-sprott-junior-copper-miners-etf.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85208P501–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: NIKL

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Nickel Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprottetfs.com/nikl-sprott-nickel-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Nickel Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Nickel Miners ETF	$34	0.75%

Fund Statistics

Total Net Assets	$53,747,655
Number of Portfolio Holdings	26
Portfolio Turnover Rate	18%

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Nickel Miners ETF JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: NIKL Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/nikl-sprott-nickel-miners-etf.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85208P600–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: COPP

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Copper Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprottetfs.com/copp-sprott-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Copper Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Copper Miners ETF	$34	0.65%

Fund Statistics

Total Net Assets	$285,669,856
Number of Portfolio Holdings	82
Portfolio Turnover Rate	11%

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 92.68%
Closed End Fund 5.16%
Exchange Traded Fund 0.96%
Short-Term Investments 0.38%
Rights and Warrants 0.00%
Other Assets in Excess of Liabilities 0.82%

Sprott Copper Miners ETF JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: COPP Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/copp-sprott-copper-miners-etf.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85208P881–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SLVR

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Silver Miners & Physical Silver ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Silver Miners & Physical Silver ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Silver Miners & Physical Silver ETF	$31	0.65%

Fund Statistics

Total Net Assets	$645,820,211
Number of Portfolio Holdings	78
Portfolio Turnover Rate	15%

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

- Common Stocks 82.94%
- Closed End Fund 16.88%
- Money Market Funds 0.01%
- Other Assets in Excess of Liabilities 0.17%

Sprott Silver Miners & Physical Silver ETF JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SLVR Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85208P873–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: GBUG

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Active Gold & Silver Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Active Gold & Silver Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Active Gold & Silver Miners ETF	$42	0.89%

Fund Statistics

Total Net Assets	$140,810,087
Number of Portfolio Holdings	46
Portfolio Turnover Rate	6%

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 99.09%
Short-Term Investments 0.99%
Liabilities in Excess of Other Assets (0.08)%

Sprott Active Gold & Silver Miners ETF JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: GBUG Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85208P865–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: METL

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Active Metals & Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprottetfs.com/metl-sprott-active-metals-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Active Metals & Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Active Metals & Miners ETF	$45	0.89%

Fund Statistics

Total Net Assets	$85,475,941
Number of Portfolio Holdings	43
Portfolio Turnover Rate	15%

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 96.80%

Short-Term Investments 3.23%

Liabilities in Excess of Other Assets (0.03)%

Sprott Active Metals & Miners ETF JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: METL Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/metl-sprott-active-metals-miners-etf.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85208P857–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: REXC

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Rare Earths Ex-China ETF (the “Fund”) for the period of April 14, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprottetfs.com/rexc-rare-earths-ex-china-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Rare Earths Ex-China ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Rare Earths Ex-China ETF	$13	0.65%

The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

Fund Statistics

Total Net Assets	$55,918,289
Number of Portfolio Holdings	42
Portfolio Turnover Rate	11%

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 98.69%
Money Market Funds 0.07%
Other Assets in Excess of Liabilities 1.24%

Sprott Rare Earths Ex-China ETF JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: REXC Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/rexc-rare-earths-ex-china-etf.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85208P832–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDIX

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Gold Equity Fund (the “Fund”) - Institutional Class for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprott.com/investment-strategies/managed-equities/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.

Sprott Gold Equity Fund

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Gold Equity Fund - Institutional	$47	0.98%

Fund Statistics (as of 6/30/2026)

Total Net Assets	$1,493,908,290
# of Portfolio Holdings	52
Portfolio Turnover Rate	14%
Advisory Fees Paid	$7,092,674

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

- Common Stocks 85.22%
- Gold Bullion 10.83%
- Limited Partnership 1.88%
- Convertible Corporate Bond 1.33%
- Warrants 0.77%
- Short Term Investments 0.15%
- Liabilities in Excess of Other Assets (0.18)%

Sprott Gold Equity Fund JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDIX Phone: 1.888.622.1813 Distributor: Sprott Global Resource Investments Ltd.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprott.com/investment-strategies/managed-equities/sprott-gold-equity-fund/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85208P204–SA–06302026

June 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDLX

Fund Overview

This semi-annual shareholder report contains important information about the Sprott Gold Equity Fund (the “Fund”) - Investor Class for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://sprott.com/investment-strategies/managed-equities/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.

Sprott Gold Equity Fund

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Gold Equity Fund - Investor	$58	1.23%

Fund Statistics (as of 6/30/2026)

Total Net Assets	$1,493,908,290
# of Portfolio Holdings	52
Portfolio Turnover Rate	14%
Advisory Fees Paid	$7,092,674

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

- Common Stocks 85.22%
- Gold Bullion 10.83%
- Limited Partnership 1.88%
- Convertible Corporate Bond 1.33%
- Warrants 0.77%
- Short Term Investments 0.15%
- Liabilities in Excess of Other Assets (0.18)%

Sprott Gold Equity Fund JUNE 30, 2026 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDLX Phone: 1.888.622.1813 Distributor: Sprott Global Resource Investments Ltd.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprott.com/investment-strategies/managed-equities/sprott-gold-equity-fund/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

85208P105–SA–06302026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Investments.

(a)	The complete schedule of investments is included in the Financial Statements filed under Item 7 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-Ended Management Investment Companies.

Semi-Annual Financial Statements and
Other Important Information

June 30, 2026

Sprott Gold Miners ETF  (NYSE Arca: SGDM)

Sprott Junior Gold Miners ETF  (NYSE Arca: SGDJ)

Sprott Critical Materials ETF  (Nasdaq: SETM)

Sprott Lithium Miners ETF  (Nasdaq: LITP)

Sprott Uranium Miners ETF  (NYSE Arca: URNM)

Sprott Junior Uranium Miners ETF  (Nasdaq: URNJ)

Sprott Junior Copper Miners ETF  (Nasdaq: COPJ)

Sprott Nickel Miners ETF  (Nasdaq: NIKL)

Sprott Copper Miners ETF  (Nasdaq: COPP)

Sprott Silver Miners & Physical Silver ETF  (Nasdaq: SLVR)

Sprott Active Gold & Silver Miners ETF  (Nasdaq: GBUG)

Sprott Active Metals & Miners ETF  (Nasdaq: METL)

Sprott Rare Earths Ex-China ETF  (Nasdaq: REXC)

Table of Contents

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Sprott Gold Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.06%)
Basic Materials (0.01%)
Valor Gold Corp.(a)(b)	22,711	$59,250

Diversified Metals & Mining (0.08%)
Collective Mining, Ltd.(a)	35,660	438,757

Gold Mining (97.06%)
Agnico Eagle Mines, Ltd.	335,110	52,067,576
Alamos Gold, Inc., Class A	569,273	17,259,819
Allied Gold Corp.(a)	51,488	1,223,441
Anglogold Ashanti PLC	111,666	9,032,663
Aris Mining Corp.(a)	85,305	1,272,132
Aura Minerals, Inc.	29,572	1,861,557
B2Gold Corp.(b)	427,261	1,602,699
Barrick Mining Corp.	1,182,615	43,485,544
Centerra Gold, Inc.	920,687	14,599,859
Coeur Mining, Inc.	1,297,185	21,170,059
DPM Metals, Inc.(b)	506,366	16,445,068
Eldorado Gold Corp.	60,436	1,880,941
Endeavour Mining PLC	364,671	18,284,333
Equinox Gold Corp.(b)	165,392	1,611,646
Fortuna Mining Corp.(a)	1,598,539	13,514,178
Franco-Nevada Corp.	156,785	32,714,532
G Mining Ventures Corp.(a)(b)	71,830	2,103,367
Galiano Gold, Inc.(a)	6,339,576	11,845,497
Gold Fields, Ltd., Sponsored ADR	119,861	4,026,131
Harmony Gold Mining Co., Ltd., Sponsored ADR	1,124,267	17,100,101
Hycroft Mining Holding Corp.(a)	37,712	882,461
IAMGOLD Corp.(a)	1,111,342	17,638,857
K92 Mining, Inc.(a)(b)	112,650	1,768,087
Kinross Gold Corp.	1,094,308	25,910,004
Lundin Gold, Inc.(b)	348,371	18,793,489
McEwen, Inc.(a)	24,652	446,941
Montage Gold Corp.(a)	172,372	1,960,416
Newmont Corp.	424,864	39,682,298
Novagold Resources, Inc.(a)	181,616	1,085,918
OceanaGold Corp.	601,838	15,085,733
OR Royalties, Inc.(b)	466,845	14,783,014
Orezone Gold Corp.(a)	275,521	439,046
Orla Mining, Ltd.	1,336,144	13,067,031
Pan American Silver Corp.	37,599	1,685,559
Perpetua Resources Corp.(a)	51,632	1,071,776
Rio2, Ltd.(a)	177,584	333,068
Royal Gold, Inc.	8,626	1,721,836
Seabridge Gold, Inc.(a)(b)	44,461	1,147,381
Skeena Resources, Ltd.(a)(b)	50,263	1,339,638
Snowline Gold Corp.(a)	72,688	657,049
Southern Cross Gold Consolidated, Ltd.(a)	107,182	663,535
SSR Mining, Inc.(a)	575,034	16,258,673
Torex Gold Resources, Inc.	359,531	14,310,259
Triple Flag Precious Metals Corp.(b)	549,213	16,454,123
Wesdome Gold Mines, Ltd.	786,775	13,508,176

1  |  June 30, 2026

Sprott Gold Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
Gold Mining (continued)
Wheaton Precious Metals Corp.	342,191	$38,493,321
Total Gold Mining		542,288,832

Silver Mining (2.91%)
Discovery Silver Corp.(a)(b)	2,721,695	16,273,558

TOTAL COMMON STOCKS
(Cost $384,434,883)		559,060,397

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.50%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $38,184)	3.58%	38,184	38,184

Investments Purchased with Collateral from Securities Loaned (3.49%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%
(Cost $19,525,685)		19,525,685	19,525,685

TOTAL SHORT TERM INVESTMENTS
(Cost $19,563,869)			$19,563,869

TOTAL INVESTMENTS (103.56%)
(Cost $403,998,752)			$578,624,266
LIABILITIES IN EXCESS OF OTHER ASSETS (‐3.56%)			(19,881,521)
NET ASSETS (100.00%)			$558,742,745

(a)	Non-income producing security.
(b)	As of June 30, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $18,677,794. The loaned securities were secured with cash collateral of $19,525,685 and non-cash collateral with the value of $123,158. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

2  |  June 30, 2026

Sprott Junior Gold Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.94%)
Diversified Metals & Mining (5.44%)
Collective Mining, Ltd.(a)	586,646	$7,218,031
TR Anadolu Metal Madencilik Isletmeleri AS(a)	3,063,961	7,291,040
Total Diversified Metals & Mining		14,509,071

Gold Mining (87.40%)
Alkane Resources, Ltd.(a)	8,881,254	8,424,020
Allied Gold Corp.(a)	502,291	11,935,277
Aris Mining Corp.(a)	826,688	12,328,187
Bellevue Gold, Ltd.(a)(b)	9,111,569	7,664,679
Catalyst Metals, Ltd.(a)	2,060,305	7,175,036
Centerra Gold, Inc.(b)	876,307	13,896,101
DRDGOLD, Ltd.	3,150,371	6,775,798
Emerald Resources NL(a)	2,417,383	9,188,452
Firefinch, Ltd.(a)(b)(c)	6,635,363	32,158
Fortuna Mining Corp.(a)	1,418,185	11,989,451
i‐80 Gold Corp.(a)(b)	5,563,943	8,081,595
Kingsgate Consolidated, Ltd.	3,480,823	11,929,210
McEwen, Inc.(a)(b)	420,905	7,631,008
Ora Banda Mining, Ltd.(a)	11,422,258	8,343,129
Pantoro Gold, Ltd.(a)(b)	2,688,141	4,299,209
Perpetua Resources Corp.(a)(b)	492,649	10,226,396
Predictive Discovery, Ltd.(a)	15,851,964	7,463,053
Resolute Mining, Ltd.(a)	10,037,750	6,567,389
Seabridge Gold, Inc.(a)(b)	440,876	11,348,148
Snowline Gold Corp.(a)(b)	762,899	6,896,080
Southern Cross Gold Consolidated, Ltd.(a)(b)	1,454,892	9,006,841
Tongguan Gold Group, Ltd.	22,848,000	5,331,205
Turk Altin Isletmeleri AS(a)	13,170,745	13,163,333
Vault Minerals, Ltd.(b)	4,252,376	12,277,000
Victoria Gold Corp./Vancouver(a)(b)(c)	968,690	–
Wesdome Gold Mines, Ltd.(b)	725,744	12,460,332
West African Resources, Ltd.(a)	4,604,621	8,543,843
Total Gold Mining		232,976,930

Precious Metals & Minerals Mining (3.11%)
Avino Silver & Gold Mines, Ltd.(a)(b)	1,306,790	8,283,478

Silver Mining (3.99%)
Endeavour Silver Corp.(a)(b)	1,280,701	10,628,486

TOTAL COMMON STOCKS
(Cost $240,591,147)		266,397,965

3  |  June 30, 2026

Sprott Junior Gold Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

		Shares	Value
SHORT TERM INVESTMENTS (8.20%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $199,875)	3.58%	199,875	199,875

Investments Purchased with Collateral from Securities Loaned (8.13%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%
(Cost $21,658,007)		21,658,007	21,658,007

TOTAL SHORT TERM INVESTMENTS
(Cost $21,857,882)			$21,857,882

TOTAL INVESTMENTS (108.14%)
(Cost $262,449,029)			$288,255,847
LIABILITIES IN EXCESS OF OTHER ASSETS (‐8.14%)			(21,702,261)
NET ASSETS (100.00%)			$266,553,586

(a)	Non-income producing security.
(b)	As of June 30, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $21,608,337. The loaned securities were secured with cash collateral of $21,658,007 and non-cash collateral with the value of $901,033. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements.

4  |  June 30, 2026

Sprott Critical Materials ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.90%)
Coal & Consumable Fuels (25.07%)
Atha Energy Corp.(a)	891,419	$622,249
Bannerman Energy, Ltd.(a)(b)	396,579	862,152
Boss Energy, Ltd.(a)(b)	1,817,586	1,277,278
Cameco Corp.	286,224	29,154,777
CGN Mining Co., Ltd.	16,630,050	5,173,798
Deep Yellow, Ltd.(a)(b)	1,787,683	1,726,590
Denison Mines Corp.(a)(b)	4,284,419	13,110,322
Eagle Nuclear Energy Corp.(a)(b)	32,374	311,114
Encore Energy Corp.(a)	919,515	1,199,438
Energy Fuels, Inc.(a)(b)	553,287	8,022,662
IsoEnergy, Ltd.(a)	108,001	1,076,774
Lotus Resources, Ltd.(a)(b)	464,322	212,172
NAC Kazatomprom JSC, GDR(c)	446,163	30,651,398
NexGen Energy, Ltd.(a)(b)	1,482,498	13,920,656
Paladin Energy, Ltd.(a)(b)	2,287,413	14,728,282
Peninsula Energy, Ltd.(a)(b)	1,782,825	493,734
Uranium Energy Corp.(a)	1,796,703	19,152,854
Ur‐Energy, Inc.(a)	1,779,889	2,420,649
Total Coal & Consumable Fuels		144,116,899

Copper Mining (20.36%)
Aeris Resources, Ltd.(a)	582,292	149,165
Amman Mineral Internasional PT(a)	12,236,300	2,121,506
Antofagasta PLC	315,896	16,006,615
Atalaya Mining Copper SA	120,759	1,307,879
Capstone Copper Corp.(a)	664,179	6,102,064
Central Asia Metals PLC(b)	91,174	160,122
ERO Copper Corp.(a)	68,840	1,838,160
Faraday Copper Corp.(a)	123,156	520,151
FireFly Metals, Ltd.(a)	373,259	454,828
First Quantum Minerals, Ltd.(a)	508,225	13,882,346
Freeport‐McMoRan, Inc.	490,955	30,876,160
Hindustan Copper, Ltd.	339,671	1,798,134
Hot Chili, Ltd.(a)	97,129	133,822
Imperial Metals Corp.(a)	44,707	195,125
Jinchuan Group International Resources Co., Ltd.(b)(d)	323,600	26,407
KGHM Polska Miedz SA	98,821	8,701,807
Lundin Mining Corp.	535,700	13,053,969
Marimaca Copper Corp.(a)	41,739	221,019
Sandfire Resources, Ltd.(a)	304,306	4,043,059
Selkirk Copper Mines, Inc.(a)(b)	47,218	52,603
Sociedad Minera Cerro Verde SAA	15,937	1,013,593
Southern Copper Corp.	70,730	12,325,410
Trekor Metals, Ltd.(a)	304,049	2,091,857
Total Copper Mining		117,075,801

Diversified Metals & Mining (34.60%)
29Metals, Ltd.(a)	686,829	121,259
Aclara Resources, Inc.(a)(b)	129,245	375,455
AIC Mines, Ltd.(a)	577,632	289,944
American Battery Technology Co.(a)(b)	406,285	1,149,787
American Rare Earths, Ltd.(a)	753,159	200,758
Americas Gold & Silver Corp.(a)(b)	697,694	3,293,116
Amerigo Resources, Ltd.	124,087	537,207

5  |  June 30, 2026

Sprott Critical Materials ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Andean Silver, Ltd.(a)	213,564	280,196
Anglo Asian Mining PLC(b)	37,160	198,396
Arafura Rare Earths, Ltd.(a)(b)	7,104,895	1,205,170
Blackrock Silver Corp.(a)(b)	489,620	307,253
Blue Moon Metals, Inc.(a)	38,353	243,382
Boab Metals, Ltd.(a)	926,486	218,093
Brazilian Rare Earths, Ltd.(a)	359,492	1,117,532
Canada Nickel Co., Inc.(a)(b)	351,145	336,723
Cia de Minas Buenaventura SAA, ADR	574,533	16,828,072
Cobre, Ltd.(a)(b)	373,486	85,332
Core Lithium, Ltd.(a)	4,982,381	862,386
Critical Metals Corp.(a)(b)	156,587	1,605,017
Elevra Lithium, Ltd.(a)(b)	613,163	4,075,414
Eramet SA(a)(b)	24,764	1,271,588
European Lithium, Ltd.(a)	2,935,474	853,595
Galan Lithium, Ltd.(a)	1,808,840	457,107
Global Atomic Corp.(a)(b)	1,247,818	545,494
Gruvaktiebolaget Viscaria(a)	112,934	189,614
Hudbay Minerals, Inc.(b)	207,499	4,899,051
IGO, Ltd.(a)	1,823,737	9,305,811
Iluka Resources, Ltd.	732,500	3,585,515
Investigator Silver, Ltd.(a)	4,164,808	132,641
ioneer, Ltd.(a)	4,522,368	469,658
Ivanhoe Electric, Inc. / US(a)	59,668	573,409
Ivanhoe Mines, Ltd.(a)(b)	331,505	2,596,877
Jain Resource Recycling, Ltd.(a)	127,917	471,148
Jupiter Mines, Ltd.	5,162,409	965,030
Lake Resources NL(a)(b)	3,777,464	112,459
Leo Lithium, Ltd.(d)	23,792	–
Lifezone Metals, Ltd.(a)(b)	76,276	295,951
Lindian Resources, Ltd.(a)	2,413,588	1,554,070
Liontown, Ltd.(a)(b)	7,759,968	9,052,830
Lithium Americas Corp.(a)	600,390	2,311,502
Lithium Argentina AG(a)	252,199	2,085,686
Lynas Rare Earths, Ltd.(a)	2,336,258	29,212,121
Magna Mining, Inc.(a)(b)	325,575	479,783
Merdeka Battery Materials Tbk PT(a)	63,982,400	1,653,237
Meteoric Resources NL(a)	5,253,069	545,543
Midnight Sun Mining Corp.(a)	111,798	48,873
Minsur SA	529,153	1,052,423
Mkango Resources, Ltd.(a)(b)	574,206	316,088
MMG, Ltd.(a)(b)	3,445,920	3,049,234
MP Materials Corp.(a)	351,382	19,680,906
NGEx Minerals, Ltd.(a)(b)	73,955	1,323,446
Nickel Asia Corp.	11,144,300	648,283
Nickel Industries, Ltd.(a)	3,685,198	2,423,868
NioCorp Developments, Ltd.(a)(b)	263,148	1,268,373
Northern Minerals, Ltd.(a)	15,006,657	259,746
Nouveau Monde Graphite, Inc.(a)(b)	268,723	403,085
Osisko Metals, Inc.(a)	317,696	400,970
Pam Mineral Tbk PT	9,536,700	251,752
Panoro Minerals, Ltd.(a)	131,203	142,466
Pensana PLC(a)(b)	396,079	483,875
Philex Mining Corp.	1,122,700	125,679
PLS Group, Ltd.(a)(b)	6,940,205	24,121,292
PMET Resources, Inc.(a)	1,065,008	442,414
Power Metallic Mines, Inc.(a)(b)	359,635	286,542
Q2 Metals Corp.(a)	339,612	730,348

6  |  June 30, 2026

Sprott Critical Materials ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Rainbow Rare Earths, Ltd.(a)(b)	821,928	234,404
Sigma Lithium Corp.(a)	197,218	2,494,808
Silver X Mining Corp.(a)	639,103	288,402
Silverco Mining, Ltd.(a)(b)	49,911	260,772
Societe Metallurgique D’imiter	770	491,960
Solaris Resources, Inc.(a)	55,179	464,153
St George Mining, Ltd.(a)(b)	6,352,813	413,446
Standard Lithium, Ltd.(a)	391,710	1,077,203
Sunrise Energy Metals, Ltd.(a)	237,523	2,833,450
Syrah Resources, Ltd.(a)(b)	3,792,356	275,691
Talon Metals Corp.(a)(b)	344,076	1,368,298
Teck Resources, Ltd., Class B	315,493	18,759,214
Trilogy Metals, Inc.(a)	71,656	251,513
Trimegah Bangun Persada Tbk PT	12,124,100	528,904
Vale Indonesia Tbk PT	7,088,450	1,633,356
Viridis Mining and Minerals, Ltd.(a)	234,311	571,031
Vulcan Energy Resources, Ltd.(a)(b)	694,727	1,467,029
Wildcat Resources, Ltd.(a)	1,972,524	710,150
Xinjiang Xinxin Mining Industry Co., Ltd.	2,118,000	375,376
Total Diversified Metals & Mining		198,909,035

Electrical Components & Equipment (0.02%)
Westwater Resources, Inc.(a)	203,532	102,784

Environmental & Facilities Services (0.11%)
Sungeel Hitech Co., Ltd.(a)	23,088	619,932

Fertilizers & Agricultural Chemicals (3.15%)
Sociedad Quimica y Minera de Chile SA, ADR	244,276	18,086,195

Gold Mining (0.51%)
ANTAM Persero Tbk	13,467,600	1,950,844
Atex Resources, Inc.(a)	143,154	246,286
Gold Resource Corp.(a)	294,880	371,549
Unico Silver, Ltd.(a)(b)	1,010,238	398,679
Total Gold Mining		2,967,358

Precious Metals & Minerals Mining (0.73%)
Avino Silver & Gold Mines, Ltd.(a)	434,405	2,754,128
Guanajuato Silver Co., Ltd.(a)(b)	1,123,933	364,540
Highlander Silver Corp.(a)	228,032	1,070,822
Total Precious Metals & Minerals Mining		4,189,490

Silver Mining (9.88%)
AbraSilver Resource Corp.(a)(b)	237,095	2,392,265
Aftermath Silver, Ltd.(a)(b)	410,311	185,157
Andean Precious Metals Corp.(a)	109,946	451,180
Apollo Silver Corp.(a)(b)	85,971	157,606
Aya Gold & Silver, Inc.(a)(b)	456,907	8,653,285
Endeavour Silver Corp.(a)	514,935	4,263,662
First Majestic Silver Corp.	913,174	15,487,431
GoGold Resources, Inc.(a)	694,068	1,556,239
Hecla Mining Co.	945,116	14,583,140
Kootenay Silver, Inc.(a)	160,224	145,735
New Pacific Metals Corp.(a)(b)	162,875	654,758
Silver Mines, Ltd.(a)(b)	3,451,286	286,739
Silver Mountain Resources, Inc.(a)(b)	95,536	219,600

7  |  June 30, 2026

Sprott Critical Materials ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Silver Storm Mining, Ltd.(a)(b)	944,823	299,785
Silver Tiger Metals, Inc.(a)	894,112	498,042
Silvercorp Metals, Inc.	476,109	4,808,701
Sotkamo Silver AB(a)	534,577	235,466
Sun Silver, Ltd.(a)	247,462	148,200
Vizsla Silver Corp.(a)(b)	528,351	1,743,558
Total Silver Mining		56,770,549

Specialty Chemicals (5.36%)
Albemarle Corp.	157,299	21,240,084
Ganfeng Lithium Group Co., Ltd.(c)(e)	930,000	5,964,541
Tianqi Lithium Corp.(a)(b)	709,350	3,634,098
Total Specialty Chemicals		30,838,723

Steel Mining (0.11%)
MOIL, Ltd.	216,239	635,293

TOTAL COMMON STOCKS
(Cost $548,686,659)		574,312,059

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.39%)
Money Market Fund (0.29%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $1,674,222)	3.58%	1,674,222	1,674,222

Investments Purchased with Collateral from Securities Loaned (3.10%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%
(Cost $17,804,568)		17,804,568	17,804,568

TOTAL SHORT TERM INVESTMENTS
(Cost $19,478,790)			$19,478,790

TOTAL INVESTMENTS (103.29%)
(Cost $568,165,449)			$593,790,849
LIABILITIES IN EXCESS OF OTHER ASSETS (‐3.29%)			(18,916,347)
NET ASSETS (100.00%)			$574,874,502

(a)	Non-income producing security.
(b)	As of June 30, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $38,027,617. The loaned securities were secured with cash collateral of $17,804,568 and non-cash collateral with the value of $21,874,285. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2026, the market value of those securities was $36,615,939, representing 6.37% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate market value of those securities was $5,964,541, representing 1.04% of net assets.

See Notes to Financial Statements.

8  |  June 30, 2026

Sprott Lithium Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.93%)
Diversified Metals & Mining (64.74%)
American Lithium Corp.(a)	461,216	$143,088
Anson Resources, Ltd.(a)	4,566,942	142,286
Argosy Minerals, Ltd.(a)(b)	3,473,527	105,815
Core Lithium, Ltd.(a)	5,496,968	951,454
Delta Lithium, Ltd.(a)(b)	1,147,017	131,032
E3 Lithium, Ltd.(a)(b)	203,744	160,898
Elevra Lithium, Ltd.(a)	301,852	2,006,272
European Lithium, Ltd.(a)	3,238,069	941,586
European Metals Holdings, Ltd.(a)(b)	752,202	142,181
Frontier Lithium, Inc.(a)	436,484	141,571
Galan Lithium, Ltd.(a)	2,002,600	506,071
Global Lithium Resources, Ltd.(a)	469,745	133,343
IGO, Ltd.(a)	405,569	2,069,459
ioneer, Ltd.(a)(b)	5,006,895	519,977
Kairos Gold, Inc.(a)	4,531	2,045
Kodal Minerals PLC(a)(b)	42,463,650	169,260
Lake Resources NL(a)(b)	3,574,161	106,406
Leo Lithium, Ltd.(c)	117,442	–
LibertyStream Infrastructure Partners, Inc.(a)(b)	222,460	152,150
Li‐FT Power, Ltd.(a)	163,896	514,252
Liontown, Ltd.(a)	3,300,008	3,849,811
Lithium Americas Corp.(a)(b)	537,415	2,069,048
Lithium Argentina AG(a)	269,133	2,225,730
Lithium Ionic Corp.(a)(b)	230,603	121,948
PLS Group, Ltd.(a)	1,235,680	4,294,713
PMET Resources, Inc.(a)	350,396	1,435,432
Power Metals Corp.(a)(b)	394,200	191,784
Q2 Metals Corp.(a)(b)	373,979	804,256
Savannah Resources PLC(a)(b)	1,885,918	162,603
Sigma Lithium Corp.(a)	119,606	1,513,016
Standard Lithium, Ltd.(a)	431,676	1,187,109
Surge Battery Metals, Inc.(a)	349,084	179,680
Vulcan Energy Resources, Ltd.(a)(b)	766,521	1,618,633
Wildcat Resources, Ltd.(a)	2,175,805	783,336
Total Diversified Metals & Mining		29,476,245

Fertilizers & Agricultural Chemicals (10.89%)
Sociedad Quimica y Minera de Chile SA, ADR	66,979	4,959,124

Precious Metals & Minerals Mining (0.34%)
Atlas Lithium Corp.(a)(b)	42,011	155,021

Specialty Chemicals (23.96%)
Albemarle Corp.	32,587	4,400,223
Ganfeng Lithium Group Co., Ltd.(d)(e)	700,700	4,493,929
Tianqi Lithium Corp.(a)(b)	393,800	2,017,492
Total Specialty Chemicals		10,911,644

TOTAL COMMON STOCKS
(Cost $38,197,514)		45,502,034

9  |  June 30, 2026

Sprott Lithium Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.43%)
Money Market Fund (0.00%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $435)	3.58%	435	$435

Investments Purchased with Collateral from Securities Loaned (5.43%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%
(Cost $2,473,022)		2,473,022	2,473,022

TOTAL SHORT TERM INVESTMENTS
(Cost $2,473,457)			$2,473,457

TOTAL INVESTMENTS (105.36%)
(Cost $40,670,971)			$47,975,491
LIABILITIES IN EXCESS OF OTHER ASSETS (‐5.36%)			(2,440,970)
NET ASSETS (100.00%)			$45,534,521

(a)	Non-income producing security.
(b)	As of June 30, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $4,153,684. The loaned securities were secured with cash collateral of $2,473,022 and non-cash collateral with the value of $3,067,632. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2026, the market value of those securities was $4,493,929, representing 9.87% of net assets.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate market value of those securities was $4,493,929, representing 9.87% of net assets.

See Notes to Financial Statements.

10  |  June 30, 2026

Sprott Uranium Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (13.23%)
Sprott Physical Uranium Trust(a)(b)	13,665,173	$251,383,299

TOTAL CLOSED END FUND
(Cost $235,568,003)		251,383,299

Security Description	Shares	Value
COMMON STOCKS (81.36%)
Coal & Consumable Fuels (80.17%)
Alligator Energy, Ltd.(a)(b)	237,871,596	9,057,948
Atha Energy Corp.(a)(b)	33,634,948	23,478,652
Bannerman Energy, Ltd.(a)(b)(c)	20,854,068	45,336,186
Boss Energy, Ltd.(a)(b)	43,240,472	30,386,524
Cameco Corp.	3,203,410	326,299,344
CanAlaska Uranium, Ltd.(a)(c)	8,027,826	2,518,867
CGN Mining Co., Ltd.	246,770,300	76,773,052
Deep Yellow, Ltd.(a)(b)	86,120,548	83,177,438
Denison Mines Corp.(a)(c)	30,124,908	92,182,218
Eagle Nuclear Energy Corp.(a)(b)(c)	1,742,363	16,744,108
Encore Energy Corp.(a)(b)(c)	21,109,131	27,535,267
Energy Fuels, Inc.(a)	6,390,332	92,659,814
IsoEnergy, Ltd.(a)(b)(c)	4,236,962	42,242,653
Laramide Resources, Ltd.(a)(b)(c)	22,651,935	8,944,180
Lotus Resources, Ltd.(a)(b)(c)	27,507,106	12,569,366
Mega Uranium, Ltd.(a)(b)(c)	37,337,151	13,952,893
NAC Kazatomprom JSC, GDR(d)	1,341,483	92,159,882
NexGen Energy, Ltd.(a)	22,959,809	215,592,607
Paladin Energy, Ltd.(a)	12,275,066	79,037,161
Peninsula Energy, Ltd.(a)(b)	44,064,359	12,203,151
Uranium Energy Corp.(a)	7,592,645	80,937,596
Uranium Royalty Corp.(a)(c)	4,650,470	12,919,338
Ur‐Energy, Inc.(a)(b)(c)	40,196,255	54,666,907
Yellow Cake PLC(a)(c)(d)(e)	10,269,229	71,786,118
Total Coal & Consumable Fuels		1,523,161,270

Diversified Metals & Mining (1.19%)
Global Atomic Corp.(a)(b)	51,880,926	22,680,186

TOTAL COMMON STOCKS
(Cost $1,374,468,057)		1,545,841,456

11  |  June 30, 2026

Sprott Uranium Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.12%)
Money Market Fund (0.19%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $3,618,331)	3.58%	3,618,331	3,618,331

Investments Purchased with Collateral from Securities Loaned (1.93%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%
(Cost $36,617,999)		36,617,999	36,617,999

TOTAL SHORT TERM INVESTMENTS
(Cost $40,236,330)			$40,236,330

TOTAL INVESTMENTS (96.71%)
(Cost $1,650,272,390)			$1,837,461,085
OTHER ASSETS IN EXCESS OF LIABILITIES (3.29%)			62,471,173
NET ASSETS (100.00%)			$1,899,932,258

(a)	Non-income producing security.
(b)	Affiliate of the Fund. See table below (Affiliated Investments).
(c)	As of June 30, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $94,671,596 ($52,994,674 Unaffiliated and $41,676,922 Affiliated). The loaned securities were secured with cash collateral of $36,617,999 and non-cash collateral with the value of $58,519,029. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2026, the market value of those securities was $163,946,000, representing 8.63% of net assets.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate market value of those securities was $71,786,118, representing 3.78% of net assets.

See Notes to Financial Statements.

12  |  June 30, 2026

Sprott Uranium Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

AFFILIATED INVESTMENTS

Security Name	Shares as of January 1, 2026	Market Value as of January 1, 2026	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Proceeds)	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of June 30, 2026	Share Balance as of June 30, 2026
Closed End Fund
Sprott Physical Uranium Trust(a)	12,259,363	239,640,603	4,460,181	91,110,418	(3,054,371)	(59,467,865)	(26,960,037)	7,060,180	251,383,299	13,665,173
Common Stock
Coal & Consumable Fuels
Atha Energy Corp.(a)	25,256,401	11,224,658	11,312,063	7,263,219	(2,933,516)	(1,944,348)	6,468,179	466,944	23,478,652	33,634,948
Bannerman Energy, Ltd.(a)(b)	16,724,012	37,165,463	6,489,875	18,065,628	(2,359,819)	(6,306,337)	(5,649,391)	2,060,823	45,336,186	20,854,068
Boss Energy, Ltd.(a)	35,273,552	34,485,908	13,016,088	14,866,004	(5,049,168)	(5,321,683)	(13,015,105)	(628,600)	30,386,524	43,240,472
Deep Yellow, Ltd.(a)	73,307,512	90,016,299	31,056,678	43,804,812	(18,243,642)	(23,957,601)	(27,120,452)	434,380	83,177,438	86,120,548
Encore Energy Corp.(a)(b)	16,013,776	38,151,650	7,098,605	15,629,118	(2,003,250)	(4,408,673)	(21,863,369)	26,541	27,535,267	21,109,131
IsoEnergy, Ltd.(a)(b)	3,059,051	27,836,907	1,579,559	16,820,204	(401,648)	(4,354,403)	1,108,853	831,092	42,242,653	4,236,962
Laramide Resources, Ltd.(a)(b)	18,390,817	7,637,438	6,520,236	3,600,406	(2,259,118)	(1,219,198)	(1,207,422)	132,956	8,944,180	22,651,935
Lotus Resources, Ltd.(a)(b)(c)	18,234,444	24,489,688	11,734,146	13,555,051	(2,461,484)	(2,746,284)	(22,813,135)	84,046	12,569,366	27,507,106
Mega Uranium, Ltd.(a)(b)	29,736,652	10,507,651	11,272,178	5,302,770	(3,671,679)	(1,700,171)	(1,092,805)	935,448	13,952,893	37,337,151
Ur-Energy, Inc.(a)(b)	31,966,693	44,433,703	12,692,800	20,831,865	(4,463,238)	(7,305,704)	(4,808,648)	1,515,691	54,666,907	40,196,255

Diversified Metals & Mining
Global Atomic Corp.(a)	33,071,987	17,348,607	23,045,572	13,293,068	(4,236,633)	(2,391,998)	(5,807,244)	237,753	22,680,186	51,880,926
		$582,938,575		$264,142,563		$(121,124,265)	$(122,760,576)	$13,157,254	$616,353,551

Security that became affiliated during the period
Coal & Consumable Fuels
Alligator Energy, Ltd.(a)	–	–	237,871,596	7,906,103	–	–	1,151,844	1	9,057,948	237,871,596
Eagle Nuclear Energy Corp.(a)(b)	–	–	1,742,363	19,568,047	–	–	(2,823,939)	–	16,744,108	1,742,363
Peninsula Energy, Ltd.(a)	10,062,087	4,331,144	34,482,051	16,540,479	(479,779)	(294,799)	(8,485,909)	112,236	12,203,151	44,064,359
		$587,269,719		$308,157,192		$(121,419,064)	$(132,918,580)	$13,269,491	$38,005,207

Securities no longer held at June 30, 2026
Coal & Consumable Fuels
Aura Energy, Ltd.(a)	56,182,282	6,561,336	23,528,430	2,519,096	(79,710,712)	(5,805,178)	2,206,913	(5,482,167)	–	–
Berkeley Energia, Ltd.(a)	25,789,716	8,656,017	–	–	(25,789,716)	(7,095,819)	13,643	(1,573,841)	–	–
		15,217,353		2,519,096		(12,900,997)	2,220,556	(7,056,008)	–

Security that no longer Affiliated as of June 30, 2026
Coal & Consumable Fuels
CanAlaska Uranium, Ltd.(a)(b)	17,359,027	7,461,896	7,548,130	4,216,611	(16,879,331)	(6,099,080)	996,377	(4,056,937)	2,518,867	8,027,826
		$7,461,896		$4,216,611		$(6,099,080)	$996,377	$(4,056,937)	$2,518,867
							$(129,701,647)	$2,156,546	$654,877,625
Securities that became affiliated during the period ended June 30, 2026							$(27,159)
Transfer out of securities no longer affiliated							$1,279,779	$4,371,878	$2,518,867
							$(128,449,027)	$6,528,423	$654,358,758
Securities no longer affiliated as of June 30, 2026							4,496,712
Securities that became affiliated during the period ended June 30, 2026							27,159
Change in unrealized gain/(loss) on securities affiliated as of June 30, 2026							(132,918,580)

(a)	Non-income producing security
(b)	As of June 30, 2026, the security, or a portion of the security position is on loan
(c)	Includes effect of a reverse split (1:11.5) effective on January 20, 2026.

See Notes to Financial Statements.

13  |  June 30, 2026

Sprott Junior Uranium Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.16%)
Coal & Consumable Fuels (94.44%)
Alligator Energy, Ltd.(a)	148,636,968	$5,659,969
Anfield Energy, Inc.(a)(b)	643,894	2,724,036
Atha Energy Corp.(a)(b)	12,623,387	8,811,672
Atomic Eagle, Ltd.(a)(b)	12,520,959	3,597,578
Aura Energy, Ltd.(a)(b)	25,885,087	1,792,149
Bannerman Energy, Ltd.(a)	5,515,649	11,990,873
Berkeley Energia, Ltd.(a)	12,951,797	4,124,890
Boss Energy, Ltd.(a)	12,634,471	8,878,665
CanAlaska Uranium, Ltd.(a)(b)	7,254,059	2,276,084
Cauldron Energy, Ltd.(a)	44,325,879	3,222,339
CGN Mining Co., Ltd.	44,152,500	13,736,346
Deep Yellow, Ltd.(a)	15,878,147	15,335,522
Denison Mines Corp.(a)(b)	13,091,554	40,060,155
Eagle Nuclear Energy Corp.(a)(b)	458,432	4,405,532
Elevate Uranium, Ltd.(a)(b)	15,451,623	2,407,028
Encore Energy Corp.(a)(b)	6,435,848	8,395,078
Energy Fuels, Inc.(a)	2,501,306	36,268,937
F3 Uranium Corp.(a)(b)	22,773,717	2,167,778
Forsys Metals Corp.(a)(b)	6,615,657	2,099,098
IsoEnergy, Ltd.(a)	1,499,712	14,952,179
Jaguar Uranium Corp.(a)	434,559	725,714
Kirkstone Metals Corp.(a)(b)	143,075	25,725
Laramide Resources, Ltd.(a)(b)	7,470,047	2,949,569
Lotus Resources, Ltd.(a)(b)	6,642,911	3,035,477
Manhattan Uranium Discovery Corp.(a)	2,466,385	608,662
Mega Uranium, Ltd.(a)(b)	13,712,199	5,124,249
NEO ENERGY METALS PLC(a)(c)	50,481,960	686,360
NexGen Energy, Ltd.(a)	4,004,666	38,816,724
Paladin Energy, Ltd.(a)	5,593,265	36,014,127
Peninsula Energy, Ltd.(a)	12,286,831	3,402,706
Premier American Uranium, Inc.(a)(b)	2,870,431	961,364
Skyharbour Resources, Ltd.(a)(b)	7,971,069	2,163,837
Stallion Uranium Corp.(a)(b)	3,856,078	543,780
Ur‐Energy, Inc.(a)(b)	11,140,208	15,150,683
Western Uranium & Vanadium Corp.(a)(b)	2,325,766	787,144
Total Coal & Consumable Fuels		303,902,029

Diversified Metals & Mining (4.72%)
Cosa Resources Corp.(a)	3,122,783	1,365,151
DevEx Resources, Ltd.(a)	21,120,068	3,655,610
Frontier Nuclear and Minerals, Inc.(a)(b)	483,406	739,611
Future Fuels, Inc.(a)(b)	1,812,223	568,616
Global Atomic Corp.(a)	17,363,710	7,590,693
Myriad Uranium Corp.(a)	3,727,283	1,261,481
Total Diversified Metals & Mining		15,181,162

TOTAL COMMON STOCKS
(Cost $339,538,501)		319,083,191

14  |  June 30, 2026

Sprott Junior Uranium Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.11%)
Money Market Fund (1.03%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $3,327,680)	3.58%	3,327,680	$3,327,680

Investments Purchased with Collateral from Securities Loaned (2.08%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%
(Cost $6,697,364)		6,697,364	6,697,364

TOTAL SHORT TERM INVESTMENTS
(Cost $10,025,044)			$10,025,044

TOTAL INVESTMENTS (102.27%)
(Cost $349,563,545)			$329,108,235
LIABILITIES IN EXCESS OF OTHER ASSETS (‐2.27%)			(7,305,580)
NET ASSETS (100.00%)			$321,802,655

(a)	Non-income producing security.
(b)	As of June 30, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $10,540,887. The loaned securities were secured with cash collateral of $6,697,364 and non-cash collateral with the value of $3,388,668. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2026, the market value of those securities was $686,360, representing 0.21% of net assets.

See Notes to Financial Statements.

15  |  June 30, 2026

Sprott Junior Copper Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.07%)
Copper Mining (46.75%)
Aeris Resources, Ltd.(a)(b)	8,299,236	$2,126,006
Aldebaran Resources, Inc.(a)(b)	1,187,379	2,193,501
Atalaya Mining Copper SA	673,057	7,289,539
Atlas Consolidated Mining & Development Corp.(a)	10,830,000	1,251,176
Austral Resources Australia, Ltd.(a)	14,012,322	708,203
Central Asia Metals PLC	1,372,342	2,410,140
China Daye Non‐Ferrous Metals Mining, Ltd.(a)	52,069,300	630,713
Copper 360, Ltd.(a)	22,290,889	544,344
Copper Fox Metals, Inc.(a)	1,152,035	503,622
Cyprium Metals, Ltd.(a)	3,500,147	1,090,494
Element 29 Resources, Inc.(a)(b)	826,695	932,637
ERO Copper Corp.(a)	264,248	7,055,929
Faraday Copper Corp.(a)(b)	1,780,961	7,521,915
FireFly Metals, Ltd.(a)	5,408,131	6,589,985
Gladiator Metals Corp.(a)(b)	823,939	2,155,342
Hillgrove Resources, Ltd.(a)	23,967,397	879,471
Hot Chili, Ltd.(a)	1,649,925	2,273,222
Imperial Metals Corp.(a)	673,851	2,941,045
Jinchuan Group International Resources Co., Ltd.(b)(c)	6,259,100	510,761
Koryx Copper SA(a)(b)	1,066,103	2,495,654
Marimaca Copper Corp.(a)(b)	695,056	3,680,501
Oroco Resource Corp.(a)	2,568,247	670,017
Selkirk Copper Mines, Inc.(a)	784,975	874,501
Sociedad Punta del Cobre SA	317,065	5,375,866
Trekor Metals, Ltd.(a)	1,069,786	7,360,128
Vizsla Copper Corp.(a)	670,333	498,644
Total Copper Mining		70,563,356

Diversified Metals & Mining (48.01%)
29Metals, Ltd.(a)	7,525,006	1,328,531
AIC Mines, Ltd.(a)	5,554,408	2,788,049
Amarc Resources, Ltd.(a)(b)	1,362,454	912,626
Amerigo Resources, Ltd.	1,166,915	5,051,901
Andina Copper Corp.(a)(b)	2,214,967	1,811,642
Anglo Asian Mining PLC	514,532	2,747,074
Asiamet Resources, Ltd.(a)	26,979,738	563,651
Barksdale Resources Corp.(a)	1,781,733	489,953
Blue Moon Metals, Inc.(a)(b)	638,987	4,054,915
Caravel Minerals, Ltd.(a)	4,342,903	721,632
Carnaby Resources, Ltd.(a)	2,096,642	849,190
Cascadia Minerals, Ltd.(a)	1,733,263	348,302
Cobre, Ltd.(a)	6,047,587	1,381,722
Coda Minerals, Ltd.(a)	3,814,762	303,732
Copper Giant Resources Corp.(a)(b)	1,585,794	805,057
Coppernico Metals, Inc.(a)	1,721,216	370,154
Entree Resources, Ltd.(a)(b)	871,421	1,892,457
Fitzroy Minerals, Inc.(a)(b)	2,245,815	823,426
Gruvaktiebolaget Viscaria(a)	1,879,677	3,155,944
Gunnison Copper Corp.(a)(b)	3,710,177	967,929
Hercules Metals Corp.(a)	2,209,512	872,432
Intrepid Metals Corp.(a)	665,080	335,295
Ivanhoe Electric, Inc. / US(a)	589,756	5,667,554
KGL Resources, Ltd.(a)	3,113,771	452,721
King Copper Discovery Corp.(a)(b)	2,805,724	1,424,376

16  |  June 30, 2026

Sprott Junior Copper Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Kingfisher Metals Corp.(a)(b)	844,592	$768,217
Kodiak Copper Corp.(a)(b)	861,275	412,950
Los Andes Copper, Ltd.(a)(b)	106,652	919,693
Midnight Sun Mining Corp.(a)	1,898,770	830,063
Minsur SA	277,341	551,599
Osisko Metals, Inc.(a)(b)	5,280,611	6,664,758
Panoro Minerals, Ltd.(a)	2,180,576	2,367,768
PECOY COPPER Corp.(a)	1,818,888	2,372,602
Philex Mining Corp.	18,371,000	2,056,522
Prospect Resources, Ltd.(a)	5,475,318	1,061,431
Regulus Resources, Inc.(a)(b)	953,659	2,783,817
Solaris Resources, Inc.(a)	776,665	6,533,131
Sterling Metals Corp.(a)(b)	574,435	445,534
Trilogy Metals, Inc.(a)(b)	1,190,783	4,179,648
True North Copper, Ltd.(a)(b)	1,439,232	383,633
Total Diversified Metals & Mining		72,451,631

Gold Mining (2.71%)
Atex Resources, Inc.(a)(b)	2,380,321	4,095,176

Precious Metals & Minerals Mining (0.60%)
Edge Copper Corp.(a)	1,034,318	401,110
Star Copper Corp.(a)	694,868	499,746
Total Precious Metals & Minerals Mining		900,856

TOTAL COMMON STOCKS
(Cost $162,047,053)		148,011,019

RIGHTS (0.00%)
Diversified Metals & Mining (0.00%)
KGL Resources, Ltd. (Expiring 7/23/2026), Strike Price AUD $0.01	2,413,776	167

TOTAL RIGHTS
(Cost $–)		167

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.41%)
Money Market Fund (2.26%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $3,403,711)	3.58%	3,403,711	3,403,711

Investments Purchased with Collateral from Securities Loaned (1.15%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%
(Cost $1,736,668)		1,736,668	1,736,668

TOTAL SHORT TERM INVESTMENTS
(Cost $5,140,379)			$5,140,379

TOTAL INVESTMENTS (101.48%)
(Cost $167,187,432)			$153,151,565
LIABILITIES IN EXCESS OF OTHER ASSETS (‐1.48%)			(2,234,269)
NET ASSETS (100.00%)			$150,917,296

17  |  June 30, 2026

Sprott Junior Copper Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

(a)	Non-income producing security.
(b)	As of June 30, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $4,914,023. The loaned securities were secured with cash collateral of $1,736,668 and non-cash collateral with the value of $3,343,215. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements.

18  |  June 30, 2026

Sprott Nickel Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.07%)
Diversified Metals & Mining (85.24%)
Ardea Resources, Ltd.(a)	1,664,490	$518,583
Canada Nickel Co., Inc.(a)(b)	1,808,125	1,733,862
Centaurus Metals, Ltd.(a)	3,550,793	1,204,609
Central Omega Resources Tbk PT	16,716,200	579,645
Chalice Mining, Ltd.(a)	600,425	482,216
First Atlantic Nickel & Cobalt Corp.(a)	1,256,847	762,128
FPX Nickel Corp.(a)	2,017,750	533,514
Global Ferronickel Holdings, Inc.	32,033,000	897,780
Homeland Nickel, Inc.(a)	1,894,999	527,780
IGO, Ltd.(a)	981,083	5,006,080
Lifezone Metals, Ltd.(a)(b)	392,560	1,523,133
Lunnon Metals, Ltd.(a)	1,042,621	223,776
Magna Mining, Inc.(a)(b)	1,679,489	2,474,974
Merdeka Battery Materials Tbk PT(a)	226,138,450	5,843,175
NexMetals Mining Corp.(a)(b)	66,769	159,125
Nickel Asia Corp.	31,061,515	1,806,903
Nickel Industries, Ltd.(a)	13,014,952	8,560,334
Pam Mineral Tbk PT	24,528,800	647,516
Power Metallic Mines, Inc.(a)(b)	1,848,734	1,472,991
Sherritt International Corp.(a)	4,199,655	355,338
Sunrise Energy Metals, Ltd.(a)	164,765	1,965,508
Talon Metals Corp.(a)(b)	635,050	2,525,424
Trimegah Bangun Persada Tbk PT	56,236,150	2,453,255
Vale Indonesia Tbk PT	10,324,500	2,379,023
Xinjiang Xinxin Mining Industry Co., Ltd.(b)	6,654,200	1,179,334
Total Diversified Metals & Mining		45,816,006

Gold Mining (12.83%)
ANTAM Persero Tbk	47,597,695	6,894,744

TOTAL COMMON STOCKS
(Cost $71,361,006)		52,710,750

	Shares	Value
SHORT TERM INVESTMENTS (7.31%)
Investments Purchased with Collateral from Securities Loaned (7.31%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%
(Cost $3,929,152)	3,929,152	3,929,152

TOTAL SHORT TERM INVESTMENTS
(Cost $3,929,152)		$3,929,152

TOTAL INVESTMENTS (105.38%)
(Cost $75,290,158)		$56,639,902
LIABILITIES IN EXCESS OF OTHER ASSETS (‐5.38%)		(2,892,247)
NET ASSETS (100.00%)		$53,747,655

(a)	Non-income producing security.
(b)	As of June 30, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $5,168,767. The loaned securities were secured with cash collateral of $3,929,152 and non-cash collateral with the value of $1,431,051. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements

19  |  June 30, 2026

Sprott Copper Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (5.16%)
Sprott Physical Copper Trust(a)(b)	1,280,883	$14,742,963

TOTAL CLOSED END FUND
(Cost $14,682,671)		14,742,963

Security Description	Shares	Value
COMMON STOCKS (92.68%)
Copper Mining (66.87%)
Aeris Resources, Ltd.(a)(c)	1,441,424	369,248
Aldebaran Resources, Inc.(a)	206,207	380,936
Amman Mineral Internasional PT(a)	28,735,800	4,982,158
Antofagasta PLC	520,553	26,376,691
Atalaya Mining Copper SA	178,137	1,929,311
Atlas Consolidated Mining & Development Corp.(a)	1,951,900	225,501
Austral Resources Australia, Ltd.(a)	2,433,650	123,000
Capstone Copper Corp.(a)	1,024,409	9,411,634
Central Asia Metals PLC	238,344	418,586
China Daye Non‐Ferrous Metals Mining, Ltd.(a)	8,991,200	108,910
Copper 360, Ltd.(a)	831,098	20,295
Copper Fox Metals, Inc.(a)	145,846	63,758
Cyprium Metals, Ltd.(a)	607,874	189,387
Element 29 Resources, Inc.(a)	101,233	114,206
ERO Copper Corp.(a)(c)	128,760	3,444,330
Faraday Copper Corp.(a)	363,502	1,535,256
FireFly Metals, Ltd.(a)(c)	1,101,416	1,342,112
First Quantum Minerals, Ltd.(a)	486,039	13,276,327
Freeport‐McMoRan, Inc.	1,127,557	70,912,058
Gladiator Metals Corp.(a)	143,137	374,432
Hillgrove Resources, Ltd.(a)	4,162,696	152,748
Hot Chili, Ltd.(a)	286,535	394,780
Imperial Metals Corp.(a)	119,462	521,396
Jinchuan Group International Resources Co., Ltd.(c)(d)	987,700	80,599
KGHM Polska Miedz SA	156,664	13,795,244
Koryx Copper SA(a)(c)	185,222	433,589
Lundin Mining Corp.	500,842	12,204,548
Marimaca Copper Corp.(a)	123,206	652,408
Oroco Resource Corp.(a)	276,916	72,243
Sandfire Resources, Ltd.(a)	547,541	7,274,718
Selkirk Copper Mines, Inc.(a)	95,333	106,206
Sociedad Minera Cerro Verde SAA	26,598	1,691,633
Sociedad Punta del Cobre SA	52,003	881,716
Southern Copper Corp.	78,254	13,636,542
Trekor Metals, Ltd.(a)	501,519	3,450,451
Vizsla Copper Corp.(a)	116,443	86,619
Total Copper Mining		191,033,576

Diversified Metals & Mining (25.55%)
29Metals, Ltd.(a)	1,306,954	230,741
AIC Mines, Ltd.(a)	984,659	494,252
Amarc Resources, Ltd.(a)	223,180	149,495
Amerigo Resources, Ltd.	207,134	896,741
Andina Copper Corp.(a)	195,161	159,624
Anglo Asian Mining PLC	81,920	437,369
Barksdale Resources Corp.(a)	122,003	33,549

20  |  June 30, 2026

Sprott Copper Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Blue Moon Metals, Inc.(a)	113,340	$719,239
Caravel Minerals, Ltd.(a)	712,209	118,343
Carnaby Resources, Ltd.(a)(c)	362,067	146,646
Cobre, Ltd.(a)	832,198	190,136
Copper Giant Resources Corp.(a)	275,403	139,813
Entree Resources, Ltd.(a)	104,233	226,362
Fitzroy Minerals, Inc.(a)	390,087	143,025
Gruvaktiebolaget Viscaria(a)	333,257	559,533
Gunnison Copper Corp.(a)	644,388	168,111
Hercules Metals Corp.(a)(c)	383,711	151,509
Hudbay Minerals, Inc.	513,455	12,122,673
Intrepid Metals Corp.(a)	116,313	58,638
Ivanhoe Electric, Inc. / US(a)	176,109	1,692,407
Ivanhoe Mines, Ltd.(a)(c)	978,168	7,662,575
KGL Resources, Ltd.(a)	540,849	78,636
King Copper Discovery Corp.(a)	487,421	247,448
Kingfisher Metals Corp.(a)	146,733	133,464
Kodiak Copper Corp.(a)	149,593	71,724
Los Andes Copper, Ltd.(a)	18,491	159,454
Midnight Sun Mining Corp.(a)	330,786	144,606
Minsur SA	1,458,692	2,901,167
MMG, Ltd.(a)(c)	6,109,700	5,406,366
NGEx Minerals, Ltd.(a)	218,087	3,902,731
Osisko Metals, Inc.(a)	937,316	1,183,004
Panoro Minerals, Ltd.(a)	386,253	419,411
PECOY COPPER Corp.(a)	237,913	310,340
Philex Mining Corp.	3,213,100	359,687
Prospect Resources, Ltd.(a)	950,939	184,347
Regulus Resources, Inc.(a)	161,089	470,233
Solaris Resources, Inc.(a)	162,885	1,370,152
Sterling Metals Corp.(a)	68,899	53,438
Teck Resources, Ltd., Class B	476,454	28,329,955
Trilogy Metals, Inc.(a)	211,389	741,975
Total Diversified Metals & Mining		72,968,919

Gold Mining (0.26%)
Atex Resources, Inc.(a)	422,828	727,446
Cygnus Metals, Ltd.(a)	287,265	22,872
Total Gold Mining		750,318

TOTAL COMMON STOCKS
(Cost $247,995,170)		264,752,813

Security Description	Shares	Value
EXCHANGE TRADED FUND (0.96%)
iShares MSCI India ETF(a)	55,631	$2,747,615

TOTAL EXCHANGE TRADED FUND
(Cost $2,888,407)		2,747,615

21  |  June 30, 2026

Sprott Copper Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

RIGHTS (0.00%)
Diversified Metals & Mining (0.00%)
KGL Resources, Ltd. (Expiring 7/23/2026), Strike Price AUD $0.01	426,579	30

TOTAL RIGHTS
(Cost $–)		30

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.41%)
Money Market Fund (0.38%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $1,077,036)	3.58%	1,077,036	$1,077,036

Investments Purchased with Collateral from Securities Loaned (0.03%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%
(Cost $91,272)		91,272	91,272

TOTAL SHORT TERM INVESTMENTS
(Cost $1,168,308)			$1,168,308

TOTAL INVESTMENTS (99.21%)
(Cost $266,734,556)			$283,411,729
OTHER ASSETS IN EXCESS OF LIABILITIES (0.79%)			2,258,127
NET ASSETS (100.00%)			$285,669,856

(a)	Non-income producing security.
(b)	Affiliate of the Fund. See table below (Affiliated Investments).
(c)	As of June 30, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $4,153,383. The loaned securities were secured with cash collateral of $91,272 and non-cash collateral with the value of $4,222,410. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

22  |  June 30, 2026

Sprott Copper Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

AFFILIATED INVESTMENTS

Security Name	Shares as of January 1, 2026	Market Value as of January 1, 2026	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Proceeds)	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of June 30, 2026	Share Balance as of June 30, 2026
EXCHANGE TRADED FUNDS
Sprott Physical Copper Trust(a)	397,714	4,498,145	939,806	11,447,882	(56,637)	(616,017)	(785,150)	198,103	14,742,963	1,280,883
Securities Affiliated as of June 30, 2026		$4,498,145		$11,447,882		$(616,017)	$(785,150)	$198,103	$14,742,963

(a)	Non-income producing security.

See Notes to Financial Statements.

23  |  June 30, 2026

Sprott Silver Miners & Physical Silver ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (16.88%)
Sprott Physical Silver Trust(a)(b)	5,777,206	$109,015,877

TOTAL CLOSED END FUND
(Cost $118,722,249)		109,015,877

Security Description	Shares	Value
COMMON STOCKS (82.94%)
Diversified Metals & Mining (9.58%)
Alaska Silver Corp.(a)(c)	70,531	34,314
Americas Gold & Silver Corp.(a)(c)	5,295,571	24,995,095
Andean Silver, Ltd.(a)	3,375,139	4,428,182
Argent Minerals, Ltd.(a)	13,968,834	203,097
Black Bear Minerals, Ltd.(a)	162,710	50,130
Blackrock Silver Corp.(a)(c)	5,633,557	3,535,248
BMC Minerals, Ltd.(a)	50,776	103,355
Boab Metals, Ltd.(a)	10,660,241	2,509,403
Bunker Hill Mining Corp.(a)	16,792	55,648
Cerro de Pasco Resources, Inc.(a)	9,780,767	4,206,782
Cia de Minas Buenaventura SAA, ADR	231,289	6,774,455
Eloro Resources, Ltd.(a)(c)	108,836	128,155
Emerita Resources Corp.(a)	200,536	47,368
Investigator Silver, Ltd.(a)	47,920,676	1,526,178
Kingsmen Resources, Ltd.(a)	636,132	479,930
Maronan Metals Pty, Ltd.(a)	4,185,247	1,274,965
Minaurum Gold, Inc.(a)	9,516,348	2,163,950
Mithril Silver And Gold, Ltd.(a)	95,032	16,120
Santacruz Silver Mining, Ltd.(a)(c)	95,316	618,302
Silver Viper Minerals Corp.(a)	119,779	34,627
Silver X Mining Corp.(a)(c)	5,018,576	2,264,684
Silver47 Exploration Corp.(a)(c)	239,981	98,141
Silverco Mining, Ltd.(a)(c)	573,744	2,997,668
Societe Metallurgique D’imiter	4,565	2,916,622
Tinka Resources, Ltd.(a)	73,104	21,134
West Coast Silver, Ltd.(a)(c)	6,128,676	420,075
Total Diversified Metals & Mining		61,903,628

Gold Mining (10.03%)
American Pacific Mining Corp.(a)	192,032	20,987
Coeur Mining, Inc.	852,561	13,913,796
Hochschild Mining PLC	266,036	1,632,443
Hycroft Mining Holding Corp.(a)(c)	51,415	1,203,111
Integra Resources Corp.(a)	162,000	359,810
OR Royalties, Inc.(c)	120,407	3,808,473
Skeena Resources, Ltd.(a)	68,068	1,814,187
Triple Flag Precious Metals Corp.	193,633	5,803,181
Unico Silver, Ltd.(a)	10,862,837	4,286,893
Wheaton Precious Metals Corp.	284,278	31,930,105
Total Gold Mining		64,772,986

Precious Metals & Minerals Mining (4.87%)
Astra Exploration, Inc.(a)	118,244	48,356
Avino Silver & Gold Mines, Ltd.(a)(c)	209,819	1,330,252
Capitan Silver Corp.(a)(c)	133,987	165,329
Chesapeake Gold Corp.(a)	41,373	99,184

24  |  June 30, 2026

Sprott Silver Miners & Physical Silver ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
Precious Metals & Minerals Mining (continued)
GR Silver Mining, Ltd.(a)	9,379,330	$2,050,127
Guanajuato Silver Co., Ltd.(a)(c)	12,931,499	4,194,246
Highlander Silver Corp.(a)	2,597,496	12,197,654
Industrias Penoles SAB de CV(c)	153,772	6,711,802
Outcrop Silver & Gold Corp.(a)	7,325,631	1,420,447
Sierra Madre Gold And Silver, Ltd.(a)	162,936	164,286
Southern Silver Exploration Corp.(a)	6,173,123	1,958,685
Thesis Gold & Silver, Inc.(a)	235,504	483,213
Viscount Mining Corp.(a)(c)	2,219,952	532,194
Total Precious Metals & Minerals Mining		31,355,775

Silver Mining (58.46%)
AbraSilver Resource Corp.(a)(c)	2,701,369	27,256,542
Aftermath Silver, Ltd.(a)(c)	4,720,605	2,130,222
Andean Precious Metals Corp.(a)	1,103,923	4,530,112
Apollo Silver Corp.(a)(c)	989,492	1,813,981
Argenta Silver Corp.(a)(c)	4,332,744	1,344,197
Aya Gold & Silver, Inc.(a)(c)	2,411,665	45,674,122
Discovery Silver Corp.(a)(c)	483,938	2,893,562
Endeavour Silver Corp.(a)	3,789,100	31,373,748
Excellon Resources, Inc.(a)	258,316	62,837
First Majestic Silver Corp.	8,294,797	140,679,758
Fresnillo PLC	220,712	8,024,667
GoGold Resources, Inc.(a)(c)	7,906,960	17,728,985
Hecla Mining Co.	742,739	11,460,463
Honey Badger Silver, Inc.(a)	2,018,152	1,024,551
IMPACT Silver Corp.(a)	6,365,521	1,324,046
Kootenay Silver, Inc.(a)(c)	1,843,455	1,676,754
Kuya Silver Corp.(a)(c)	3,337,826	1,859,251
New Pacific Metals Corp.(a)(c)	1,842,987	7,408,808
Silver Mines, Ltd.(a)	39,710,820	3,299,246
Silver Mountain Resources, Inc.(a)(c)	1,099,471	2,527,252
Silver One Resources, Inc.(a)	5,457,623	1,443,052
Silver Storm Mining, Ltd.(a)(c)	10,860,859	3,446,068
Silver Tiger Metals, Inc.(a)	10,287,296	5,730,276
Silvercorp Metals, Inc.	2,834,116	28,624,572
Sotkamo Silver AB(a)(c)	6,144,754	2,706,584
Sun Silver, Ltd.(a)(c)	2,847,827	1,705,510
Vizsla Silver Corp.(a)(c)	6,004,177	19,813,784
Total Silver Mining		377,562,950

TOTAL COMMON STOCKS
(Cost $493,402,564)		535,595,339

25  |  June 30, 2026

Sprott Silver Miners & Physical Silver ETF
Schedule of Investments	June 30, 2026 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.47%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $84,199)	3.58%	84,199	84,199

Investments Purchased with Collateral from Securities Loaned (2.46%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%
(Cost $15,891,175)		15,891,175	15,891,175

TOTAL SHORT TERM INVESTMENTS
(Cost $15,975,374)			$15,975,374

TOTAL INVESTMENTS (102.29%)
(Cost $628,100,187)			$660,586,590
LIABILITIES IN EXCESS OF OTHER ASSETS (‐2.29%)			(14,766,379)
NET ASSETS (100.00%)			$645,820,211

(a)	Non-income producing security.
(b)	Affiliate of the Fund. See table below (Affiliated Investments).
(c)	As of June 30, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $19,087,571. The loaned securities were secured with cash collateral of $15,891,175 and non-cash collateral with the value of $4,403,587. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

AFFILIATED INVESTMENTS

Security Name	Shares as of January 1, 2026	Market Value as of January 1, 2026	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Proceeds)	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of June 30, 2026	Share Balance as of June 30, 2026
Closed End Fund
Sprott Physical Silver Trust(a)	5,387,630	127,417,450	1,527,531	46,756,572	(1,137,955)	(26,615,323)	(49,359,703)	10,816,881	109,015,877	5,777,206
Securities Affiliated as of June 30, 2026		$127,417,450		$46,756,572		$(26,615,323)	$(49,359,703)	$10,816,881	$109,015,877

(a)	Non-income producing security.

See Notes to Financial Statements.

26  |  June 30, 2026

Sprott Active Gold & Silver Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.09%)
Diversified Metals & Mining (2.42%)
Benz Mining Corp.(a)	882,037	$1,587,759
Cia de Minas Buenaventura SAA, ADR	58,592	1,716,160
LunR Royalties Corp.(a)	7,789	103,798
Total Diversified Metals & Mining		3,407,717

Gold Mining (85.57%)
Agnico Eagle Mines, Ltd.	28,426	4,416,678
Alamos Gold, Inc., Class A	98,748	2,996,014
Anglogold Ashanti PLC	46,686	3,776,431
Artemis Gold, Inc.(a)	30,129	663,019
Barrick Mining Corp.	50,070	1,841,107
Coeur Mining, Inc.	343,160	5,600,371
DPM Metals, Inc.	215,115	6,986,213
Eldorado Gold Corp.	159,839	4,969,395
Emerald Resources NL(a)	1,090,769	4,146,003
Equinox Gold Corp.	435,797	4,246,582
Evolution Mining, Ltd.	407,115	3,311,918
G Mining Ventures Corp.(a)	238,597	6,986,733
Genesis Minerals, Ltd.(a)	942,535	3,399,850
Gold Fields, Ltd., Sponsored ADR	17,622	591,923
i‐80 Gold Corp.(a)	2,504,560	3,637,859
IAMGOLD Corp.(a)	367,164	5,815,878
K92 Mining, Inc.(a)	179,196	2,812,553
Kinross Gold Corp.	156,704	3,701,348
Lundin Gold, Inc.	37,316	2,013,078
Montage Gold Corp.(a)	457,611	5,204,488
New Found Gold Corp.(a)	407,594	627,695
Newmont Corp.	46,572	4,349,825
Northern Star Resources, Ltd.	267,367	3,507,854
OceanaGold Corp.	197,122	4,941,080
OR Royalties, Inc.	42,845	1,356,721
Ora Banda Mining, Ltd.(a)	3,494,681	2,552,610
Pan American Silver Corp.	30,074	1,347,014
Perpetua Resources Corp.(a)	110,967	2,303,675
Ramelius Resources, Ltd.	1,734,329	3,506,218
Skeena Resources, Ltd.(a)	81,906	2,183,005
SSR Mining, Inc.(a)	90,066	2,547,066
Torex Gold Resources, Inc.	52,364	2,084,222
Wesdome Gold Mines, Ltd.	258,761	4,442,680
West African Resources, Ltd.(a)	518,276	961,658
Westgold Resources, Ltd.	740,055	2,408,166
Wheaton Precious Metals Corp.	37,871	4,253,671
Total Gold Mining		120,490,601

Platinum Mining (1.83%)
Valterra Platinum, Ltd.	38,359	2,579,688

Precious Metals & Minerals Mining (1.59%)
Metalla Royalty & Streaming, Ltd.(a)	293,589	2,234,212

Silver Mining (7.68%)
AbraSilver Resource Corp.(a)	96,072	969,357
Discovery Silver Corp.(a)	921,612	5,510,502

27  |  June 30, 2026

Sprott Active Gold & Silver Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
Silver Mining (continued)
Endeavour Silver Corp.(a)	268,497	$2,228,246
Vizsla Silver Corp.(a)	639,044	2,099,732
Total Silver Mining		10,807,837

TOTAL COMMON STOCKS
(Cost $129,559,554)		139,520,055

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.99%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.58%	1,398,171	1,398,171

TOTAL SHORT TERM INVESTMENTS
(Cost $1,398,171)			$1,398,171

TOTAL INVESTMENTS (100.08%)
(Cost $130,957,725)			$140,918,226
LIABILITIES IN EXCESS OF OTHER ASSETS (‐0.08%)			(108,139)
NET ASSETS (100.00%)			$140,810,087

(a)	Non-income producing security.

See Notes to Financial Statements.

28  |  June 30, 2026

Sprott Active Metals & Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.80%)
Coal & Consumable Fuels (18.11%)
Cameco Corp.	34,819	$3,546,663
Denison Mines Corp.(a)	994,225	3,042,329
NexGen Energy, Ltd.(a)	347,726	3,265,793
Paladin Energy, Ltd.(a)	381,500	2,456,416
Peninsula Energy, Ltd.(a)	2,302,872	637,756
Uranium Energy Corp.(a)	237,335	2,529,991
Total Coal & Consumable Fuels		15,478,948

Copper Mining (14.28%)
Antofagasta PLC	17,373	880,299
Atalaya Mining Copper SA	228,166	2,471,150
Capstone Copper Corp.(a)	99,323	912,518
ERO Copper Corp.(a)	75,669	2,020,508
Freeport‐McMoRan, Inc.	34,913	2,195,679
Lundin Mining Corp.	110,123	2,683,484
Trekor Metals, Ltd.(a)	151,277	1,043,179
Total Copper Mining		12,206,817

Diversified Metals & Mining (30.60%)
Andina Copper Corp.(a)	483,000	395,050
Cia de Minas Buenaventura SAA, ADR	94,034	2,754,256
Galan Lithium, Ltd.(a)	2,640,590	667,296
Hudbay Minerals, Inc.	141,981	3,352,684
Ivanhoe Mines, Ltd.(a)	326,633	2,558,712
LibertyStream Infrastructure Partners, Inc.(a)	526,286	359,949
Lindian Resources, Ltd.(a)	1,068,545	688,019
Lithium Argentina AG(a)	430,301	3,558,588
Lynas Rare Earths, Ltd.(a)	260,216	3,253,690
Major Drilling Group International, Inc.(a)	307,776	3,270,357
MP Materials Corp.(a)	34,136	1,911,957
PLS Group, Ltd.(a)	326,955	1,136,361
Sovereign Metals, Ltd.(a)	1,482,166	579,789
Talon Metals Corp.(a)	250,849	997,559
USA Rare Earth, Inc.(a)	31,634	682,662
Total Diversified Metals & Mining		26,166,929

Fertilizers & Agricultural Chemicals (3.02%)
Sociedad Quimica y Minera de Chile SA, ADR	34,818	2,577,925

Gold Mining (5.63%)
Coeur Mining, Inc.	51,200	835,584
Pan American Silver Corp.	54,720	2,450,909
Wheaton Precious Metals Corp.	13,576	1,527,174
Total Gold Mining		4,813,667

Platinum Mining (1.10%)
Valterra Platinum, Ltd.	13,892	934,254

Precious Metals & Minerals Mining (0.29%)
Sibanye Stillwater, Ltd., ADR	29,445	249,988

29  |  June 30, 2026

Sprott Active Metals & Miners ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
Silver Mining (7.84%)
Endeavour Silver Corp.(a)	353,637	$2,928,114
GoGold Resources, Inc.(a)	601,159	1,347,919
Vizsla Silver Corp.(a)	737,137	2,422,040
Total Silver Mining		6,698,073

Specialty Chemicals (2.09%)
Albemarle Corp.	13,269	1,791,713

Steel Mining (13.84%)
Champion Iron, Ltd.	666,960	1,810,133
Nucor Corp.	16,993	3,785,191
Reliance, Inc.	7,844	2,930,518
Steel Dynamics, Inc.	14,381	3,299,864
Total Steel Mining		11,825,706

TOTAL COMMON STOCKS
(Cost $87,311,956)		82,744,020

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.23%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.58%	2,759,032	2,759,032

TOTAL SHORT TERM INVESTMENTS
(Cost $2,759,032)			$2,759,032

TOTAL INVESTMENTS (100.03%)
(Cost $90,070,988)			$85,503,052
LIABILITIES IN EXCESS OF OTHER ASSETS (‐0.03%)			(27,111)
NET ASSETS (100.00%)			$85,475,941

(a)	Non-income producing security.

See Notes to Financial Statements.

30  |  June 30, 2026

Sprott Rare Earths Ex-China ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.69%)
Application Software (4.39%)
REalloys, Inc.(a)	169,882	$2,454,794

Coal & Consumable Fuels (2.20%)
Energy Fuels, Inc.(a)	85,018	1,232,761

Diversified Metals & Mining (85.90%)
Aclara Resources, Inc.(a)	198,631	577,021
American Rare Earths, Ltd.(a)	1,374,147	366,284
Apex Critical Metals Corp.(a)	32,322	37,148
Arafura Rare Earths, Ltd.(a)	10,932,856	1,854,489
Astron, Ltd.(a)	54,222	20,835
Avalon Advanced Materials, Inc.(a)	311,796	10,992
Brazilian Rare Earths, Ltd.(a)	552,760	1,718,334
Critica, Ltd.(a)	8,483,074	99,845
Critical Metals Corp.(a)	240,950	2,469,738
Defense Metals Corp.(a)	1,017,522	107,617
Energy Transition Minerals, Ltd.(a)	701,510	20,399
Evolution Metals & Technologies Corp.(a)	21,032	139,022
Geomega Resources, Inc.(a)	65,840	13,463
Hastings Technology Metals, Ltd.(a)	599,073	107,839
Idaho Strategic Resources, Inc.(a)	5,846	191,457
Iluka Resources, Ltd.	515,112	2,521,423
Ionic Rare Earths, Ltd.(a)	632,662	157,688
Kendrick Resources PLC(a)	104,470	9,181
Leading Edge Materials Corp.(a)	437,976	98,821
Lindian Resources, Ltd.(a)	3,713,892	2,391,315
Lynas Rare Earths, Ltd.(a)	892,667	11,161,736
Meteoric Resources NL(a)	8,075,470	838,656
Mkango Resources, Ltd.(a)	883,284	486,229
MP Materials Corp.(a)	190,544	10,672,369
NioCorp Developments, Ltd.(a)	404,470	1,949,545
Northern Minerals, Ltd.(a)	23,091,959	399,692
Pensana PLC(a)	609,409	744,492
Rainbow Rare Earths, Ltd.(a)	1,264,793	360,703
Scandium Canada, Ltd.(a)	1,298,296	160,199
St George Mining, Ltd.(a)	9,775,596	636,203
Sunrise Energy Metals, Ltd.(a)	218,198	2,602,918
Ucore Rare Metals, Inc.(a)	297,763	1,026,660
USA Rare Earth, Inc.(a)	125,915	2,717,246
VHM, Ltd.(a)	556,826	92,524
Victory Metals, Ltd.(a)	346,809	390,184
Viridis Mining and Minerals, Ltd.(a)	360,655	878,940
Total Diversified Metals & Mining		48,031,207

Gold Mining (0.32%)
Brazilian Critical Minerals, Ltd.(a)	4,390,180	176,293

Specialty Chemicals (5.51%)
Neo Performance Materials, Inc.	117,580	3,082,407

31  |  June 30, 2026

Sprott Rare Earths Ex-China ETF
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
Steel Mining (0.37%)
Ramaco Resources, Inc.(a)	15,554	$205,779

TOTAL COMMON STOCKS
(Cost $59,507,488)		55,183,241

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.07%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.58%	40,510	40,510

TOTAL SHORT TERM INVESTMENTS
(Cost $40,510)			$40,510

TOTAL INVESTMENTS (98.76%)
(Cost $59,547,998)			$55,223,751
OTHER ASSETS IN EXCESS OF LIABILITIES (1.24%)			694,538
NET ASSETS (100.00%)			$55,918,289

(a)	Non-income producing security.

See Notes to Financial Statements.

32  |  June 30, 2026

Sprott ETFs
Statements of Assets and Liabilities	June 30, 2026 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF	Sprott Critical Materials ETF
ASSETS:
Unaffiliated investments, at value*	$578,624,266	$288,255,847	$593,790,849
Foreign currency, at value	–	87	1,963,039
Receivable for investments sold	–	–	906,973
Receivable for shares sold	–	1,497,492	–
Dividends and reclaim receivable	53,869	106,174	429,122
Prepaid expenses and other assets	4,584	4,119	–
Total assets	578,682,719	289,863,719	597,089,983

LIABILITIES:
Payable to custodian for foreign currency overdraft	164,541	–	917,040
Payable for investments purchased	–	1,497,464	3,148,647
Payable for Non U.S. taxes	–	12,122	–
Payable to Adviser	174,251	86,595	335,159
Payable to custodian for overdraft	–	–	10,067
Payable for collateral upon return of securities loaned	19,525,685	21,658,007	17,804,568
Administration fees payable	18,548	10,298	–
Professional fees payable	21,137	15,384	–
Transfer agent fees payable	4,463	4,463	–
Trustees’ fees and expenses payable	30,683	13,307	–
Accrued expenses and other liabilities	666	12,493	–
Total liabilities	19,939,974	23,310,133	22,215,481
Commitments and contingencies (Note 6)
NET ASSETS	$558,742,745	$266,553,586	$574,874,502

NET ASSETS CONSIST OF:
Paid-in capital	$327,742,845	$187,749,742	$556,561,874
Total distributable earnings/(accumulated loss)	230,999,900	78,803,844	18,312,628
NET ASSETS	$558,742,745	$266,553,586	$574,874,502

UNAFFILIATED INVESTMENTS, AT COST	$403,998,752	$262,449,029	$568,165,449
FOREIGN CURRENCY, AT COST	$–	$87	$1,963,039
FOREIGN CURRENCY OVERDRAFT, AT COST	$164,541	$–	$917,040

PRICING OF SHARES
Net Assets	$558,742,745	$266,553,586	$574,874,502
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	8,850,000	3,560,000	18,480,000
Net Asset Value, offering and redemption price per share	$63.13	$74.87	$31.11

* Includes Securities on Loan, at Value	18,677,794	21,608,337	38,027,617

See Notes to Financial Statements.

33  |  June 30, 2026

Sprott ETFs
Statements of Assets and Liabilities	June 30, 2026 (Unaudited)

	Sprott Lithium Miners ETF	Sprott Uranium Miners ETF		Sprott Junior Uranium Miners ETF
ASSETS:
Unaffiliated investments, at value*	$47,975,491	$1,183,102,327		$329,108,235
Affiliated investments, at value	–	654,358,758	*	–
Foreign currency, at value	–	30,201		752,554
Receivable for investments sold	–	102,474,295		5,494,789
Dividends and reclaim receivable	61,437	579,347		173,478
Total assets	48,036,928	1,940,544,928		335,529,056

LIABILITIES:
Payable for investments purchased	–	2,730,377		1,686,317
Payable for shares redeemed	–	–		5,096,866
Payable to Adviser	29,385	1,264,294		245,854
Payable for collateral upon return of securities loaned	2,473,022	36,617,999		6,697,364
Total liabilities	2,502,407	40,612,670		13,726,401
Commitments and contingencies (Note 6)
NET ASSETS	$45,534,521	$1,899,932,258		$321,802,655

NET ASSETS CONSIST OF:
Paid-in capital	$36,787,721	$1,949,302,105		$379,144,540
Total distributable earnings/(accumulated loss)	8,746,800	(49,369,847)		(57,341,885)
NET ASSETS	$45,534,521	$1,899,932,258		$321,802,655

UNAFFILIATED INVESTMENTS, AT COST	$40,670,971	$834,635,153		$349,563,545
AFFILIATED INVESTMENTS, AT COST	$–	$815,637,237		$–
FOREIGN CURRENCY, AT COST	$–	$30,201		$752,554

PRICING OF SHARES
Net Assets	$45,534,521	$1,899,932,258		$321,802,655
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,650,000	36,235,000		13,890,000
Net Asset Value, offering and redemption price per share	$12.48	$52.43		$23.17

* Includes Securities on Loan, at Value	4,153,684	94,671,596		10,540,887

See Notes to Financial Statements.

34  |  June 30, 2026

Sprott ETFs
Statements of Assets and Liabilities	June 30, 2026 (Unaudited)

	Sprott Junior Copper Miners ETF	Sprott Nickel Miners ETF	Sprott Copper Miners ETF
ASSETS:
Unaffiliated investments, at value*	$153,151,565	$56,639,902	$268,668,766
Affiliated investments, at value	–	–	14,742,963
Cash	418,491	–	–
Foreign currency, at value	–	1,158,122	181,743
Receivable for investments sold	397,662	1,686,046	2,907,628
Dividends and reclaim receivable	14,481	595,955	72,629
Total assets	153,982,199	60,080,025	286,573,729

LIABILITIES:
Payable to custodian for foreign currency overdraft	202,151	924,719	–
Payable for investments purchased	1,024,877	1,140,083	510,100
Payable to Adviser	101,207	41,770	166,337
Payable to custodian for overdraft	–	296,646	136,164
Payable for collateral upon return of securities loaned	1,736,668	3,929,152	91,272
Total liabilities	3,064,903	6,332,370	903,873
Commitments and contingencies (Note 6)
NET ASSETS	$150,917,296	$53,747,655	$285,669,856

NET ASSETS CONSIST OF:
Paid-in capital	$157,862,408	$78,250,200	$266,652,888
Total distributable earnings/(accumulated loss)	(6,945,112)	(24,502,545)	19,016,968
NET ASSETS	$150,917,296	$53,747,655	$285,669,856

UNAFFILIATED INVESTMENTS, AT COST	$167,187,432	$75,290,158	$252,051,885
AFFILIATED INVESTMENTS, AT COST	$–	$–	$14,682,671
FOREIGN CURRENCY, AT COST	$–	$1,158,122	$181,743
FOREIGN CURRENCY OVERDRAFT, AT COST	$202,151	$924,719	$–

PRICING OF SHARES
Net Assets	$150,917,296	$53,747,655	$285,669,856
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,790,000	4,210,000	7,440,000
Net Asset Value, offering and redemption price per share	$39.82	$12.77	$38.40

* Includes Securities on Loan, at Value	4,914,023	5,168,767	4,153,383

See Notes to Financial Statements.

35  |  June 30, 2026

Sprott ETFs
Statements of Assets and Liabilities	June 30, 2026 (Unaudited)

	Sprott Silver Miners & Physical Silver ETF		Sprott Active Gold & Silver Miners ETF
ASSETS:
Unaffiliated investments, at value	$551,570,713	*	$140,918,226
Affiliated investments, at value	109,015,877		–
Receivable for investments sold	2,275,499		–
Dividends and reclaim receivable	69,058		18,480
Total assets	662,931,147		140,936,706

LIABILITIES:
Payable to Adviser	384,234		109,269
Payable to custodian for overdraft	5		–
Payable for collateral upon return of securities loaned	15,891,175		–
Payable to custodian for foreign currency overdraft	835,522		17,350
Total liabilities	17,110,936		126,619
NET ASSETS	$645,820,211		$140,810,087

NET ASSETS CONSIST OF:
Paid-in capital	$601,401,478		$114,504,382
Total distributable earnings/(accumulated loss)	44,418,733		26,305,705
NET ASSETS	$645,820,211		$140,810,087

UNAFFILIATED INVESTMENTS, AT COST	$509,377,940		$130,957,725
AFFILIATED INVESTMENTS, AT COST	$118,722,247		$–
FOREIGN CURRENCY OVERDRAFT, AT COST	$835,522		$17,346

PRICING OF SHARES
Net Assets	$645,820,211		$140,810,087
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	12,860,000		3,610,000
Net Asset Value, offering and redemption price per share	$50.22		$39.01

* Includes Securities on Loan, at Value	19,087,571

See Notes to Financial Statements.

36  |  June 30, 2026

Sprott ETFs
Statements of Assets and Liabilities	June 30, 2026 (Unaudited)

	Sprott Active Metals & Miners ETF	Sprott Rare Earths Ex-China ETF
ASSETS:
Unaffiliated investments, at value	$85,503,052	$55,223,751
Foreign currency, at value	8	–
Receivable for investments sold	–	723,079
Dividends and reclaim receivable	40,706	21
Total assets	85,543,766	55,946,851

LIABILITIES:
Payable to Adviser	67,825	28,562
Total liabilities	67,825	28,562
NET ASSETS	$85,475,941	$55,918,289

NET ASSETS CONSIST OF:
Paid-in capital	$87,127,701	$61,364,182
Total distributable earnings/(accumulated loss)	(1,651,760)	(5,445,893)
NET ASSETS	$85,475,941	$55,918,289

UNAFFILIATED INVESTMENTS, AT COST	$90,070,988	$59,547,998
FOREIGN CURRENCY, AT COST	$8	$–

PRICING OF SHARES
Net Assets	$85,475,941	$55,918,289
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,320,000	2,840,000
Net Asset Value, offering and redemption price per share	$25.75	$19.69

See Notes to Financial Statements.

37  |  June 30, 2026

Sprott ETFs
Statements of Operations	For the Period Ended June 30, 2026 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF	Sprott Critical Materials ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$4,576,061	$765,790	$1,276,688
Securities lending income - net of fees (See Note 5)	27,107	36,013	616,617
Foreign withholding tax	(635,777)	(62,668)	(73,654)
Total investment income	3,967,391	739,135	1,819,651

EXPENSES:
Investment adviser fees (See Note 6)	1,240,725	614,501	1,762,077
Administration fees	116,363	57,694	–
Legal fees	65,419	21,394	–
Custody fees	50,656	46,669	–
Trustee fees	30,683	13,307	–
Audit fees	10,757	10,760	–
Compliance fees	5,239	2,680	–
Transfer agent fees	4,463	4,463	–
Other fees and expenses	28,841	19,535	–
Total expenses	1,553,146	791,003	1,762,077
Adviser recoupment	–	85,980	–
Net expense	1,553,146	876,983	1,762,077
NET INVESTMENT INCOME/(LOSS)	2,414,245	(137,848)	57,574

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	62,839,487 (a)	83,552,867 (b)	(1,147,081	)(c)
Net realized gain/(loss) on deferred non U.S tax	–	–	–
Net realized gain/(loss) on foreign currency transactions	(55,003)	73,589	(28,799)
Net realized gain/(loss)	62,784,484	83,626,456	(1,175,880)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(127,548,977)	(114,004,956)	(28,914,522)
Net change in unrealized appreciation/(depreciation) on deferred non U.S tax	–	–	65,812
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	51	(211)	(137)
Net change in unrealized appreciation/(depreciation)	(127,548,926)	(114,005,167)	(28,848,847)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(64,764,442)	(30,378,711)	(30,024,727)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(62,350,197)	$(30,516,559)	$(29,967,153)

(a)	Includes realized gain or loss as a result of in-kind transactions $62,879,991 (See Note 8).
(b)	Includes realized gain or loss as a result of in-kind transactions $83,351,355 (See Note 8).
(c)	Includes realized gain or loss as a result of in-kind transactions $7,426,115 (See Note 8).

See Notes to Financial Statements.

38  |  June 30, 2026

Sprott ETFs
Statements of Operations	For the Period Ended June 30, 2026 (Unaudited)

	Sprott Lithium Miners ETF	Sprott Uranium Miners ETF	Sprott Junior Uranium Miners ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$114,468	$506,127	$105,305
Securities lending income - net of fees (See Note 5)	244,945	425,829	157,150
Foreign withholding tax	(24,952)	–	–
Total investment income	334,461	931,956	262,455

EXPENSES:
Investment adviser fees (See Note 6)	181,096	8,394,107	1,713,500
Total expenses	181,096	8,394,107	1,713,500
NET INVESTMENT INCOME/(LOSS)	153,365	(7,462,151)	(1,451,045)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	7,620,013 (a)	46,712,904 (b)	7,813,941 (c)
Net realized gain/(loss) on affiliated investments	–	6,528,423	–
Net realized gain/(loss) on foreign currency transactions	5,251	(80,874)	(47,465)
Net realized gain/(loss)	7,625,264	53,160,453	7,766,476
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(8,790,198)	(82,314,991)	(44,454,701)
Net change in unrealized appreciation/(depreciation) on affiliated investments	–	(132,918,580)	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	747	14,949	4,884
Net change in unrealized appreciation/(depreciation)	(8,789,451)	(215,218,622)	(44,449,817)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(1,164,187)	(162,058,169)	(36,683,341)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,010,822)	$(169,520,320)	$(38,134,386)

(a)	Includes realized gain or loss as a result of in-kind transactions $7,676,096 (See Note 8).
(b)	Includes realized gain or loss as a result of in-kind transactions $137,242,400 (See Note 8).
(c)	Includes realized gain or loss as a result of in-kind transactions $19,419,210 (See Note 8).

See Notes to Financial Statements.

39  |  June 30, 2026

Sprott ETFs
Statements of Operations	For the Period Ended June 30, 2026 (Unaudited)

	Sprott Junior Copper Miners ETF	Sprott Nickel Miners ETF		Sprott Copper Miners ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,294,792	$977,288		$1,213,143
Securities lending income - net of fees (See Note 5)	69,569	27,506		51,668
Foreign withholding tax	(137,861)	(193,649)		(43,400)
Other income	3,135	892		580
Total investment income	1,229,635	812,037		1,221,991

EXPENSES:
Investment adviser fees (See Note 6)	605,605	273,707		855,191
Total expenses	605,605	273,707		855,191
NET INVESTMENT INCOME/(LOSS)	624,030	538,330		366,800

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	12,950,607 (a)	(3,252,435	)(b)	5,095,025 (c)
Net realized gain/(loss) on affiliated investments	–	–		198,103
Net realized gain/(loss) on foreign currency transactions	(52,476)	(6,873)		13,909
Net realized gain/(loss)	12,898,131	(3,259,308)		5,307,037
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(31,739,970)	(20,069,280)		(2,532,822)
Net change in unrealized appreciation/(depreciation) on affiliated investments	–	–		(785,150)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	11,616	(2,157)		333
Net change in unrealized appreciation/(depreciation)	(31,728,354)	(20,071,437)		(3,317,639)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(18,830,223)	(23,330,745)		1,989,398
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,206,193)	$(22,792,415)		$2,356,198

(a)	Includes realized gain or loss as a result of in-kind transactions $19,885,039 (See Note 8).
(b)	Includes realized gain or loss as a result of in-kind transactions $2,602,098 (See Note 8).
(c)	Includes realized gain or loss as a result of in-kind transactions $5,808,759 (See Note 8).

See Notes to Financial Statements.

40  |  June 30, 2026

Sprott ETFs
Statements of Operations	For the Period Ended June 30, 2026 (Unaudited)

	Sprott Silver Miners & Physical Silver ETF	Sprott Active Gold & Silver Miners ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,072,994	$886,441
Securities lending income - net of fees (See Note 5)	387,255	22,861
Foreign withholding tax	(99,000)	(91,628)
Other income	–	–
Total investment income	1,361,249	817,674

EXPENSES:
Investment adviser fees (See Note 6)	2,771,824	787,370
Total expenses	2,771,824	787,370
NET INVESTMENT INCOME/(LOSS)	(1,410,575)	30,304

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	25,874,873 (a)	18,347,142 (b)
Net realized gain/(loss) on affiliated investment	10,816,881	–
Net realized gain/(loss) on foreign currency transactions	26,559	5,839
Net realized gain/(loss)	36,718,313	18,352,981
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(109,164,627)	(41,474,222)
Net change in unrealized appreciation/(depreciation) on affiliated investments	(49,359,703)	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,586)	4
Net change in unrealized appreciation/(depreciation)	(158,526,916)	(41,474,218)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(121,808,603)	(23,121,237)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(123,219,178)	$(23,090,933)

(a)	Includes realized gain or loss as a result of in-kind transactions $64,396,193 (See Note 8).
(b)	Includes realized gain or loss as a result of in-kind transactions $18,910,727 (See Note 8).

See Notes to Financial Statements.

41  |  June 30, 2026

Sprott ETFs
Statements of Operations	For the Period Ended June 30, 2026 (Unaudited)

	Sprott Active Metals & Miners ETF	Sprott Rare Earths Ex-China ETF(a)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$324,232	$7,862
Securities lending income - net of fees (See Note 5)	2,793	–
Foreign withholding tax	(29,431)	(1,176)
Total investment income	297,594	6,686

EXPENSES:
Investment adviser fees (See Note 6)	398,466	53,137
Total expenses	398,466	53,137
NET INVESTMENT INCOME/(LOSS)	(100,872)	(46,451)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	3,479,924 (b)	(1,072,804)
Net realized gain/(loss) on foreign currency transactions	68	(2,391)
Net realized gain/(loss)	3,479,992	(1,075,195)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(10,789,076)	(4,324,247)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(94)	–
Net change in unrealized appreciation/(depreciation)	(10,789,170)	(4,324,247)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(7,309,178)	(5,399,442)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,410,050)	$(5,445,893)

(a)	The Sprott Rare Earths Ex-China ETF commenced operations on April, 14, 2026.
(b)	Includes realized gain or loss as a result of in-kind transactions $3,548,128 (See Note 8).

See Notes to Financial Statements.

42  |  June 30, 2026

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Gold Miners ETF		Sprott Junior Gold Miners ETF
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income/(loss)	$2,414,245	$3,007,766	$(137,848)	$213,092
Net realized gain/(loss)	62,784,484	110,276,966	83,626,456	73,067,515
Net change in unrealized appreciation/(depreciation)	(127,548,926)	275,034,205	(114,005,167)	134,059,199
Net increase/(decrease) in net assets resulting from operations	(62,350,197)	388,318,937	(30,516,559)	207,339,806

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(6,833,424)	–	(24,031,959)
Return of capital	–	–	–	(1,185,561)
Total distributions	–	(6,833,424)	–	(25,217,520)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	148,913,035	75,676,691	131,410,117	86,402,838
Cost of shares redeemed	(189,998,957)	(36,894,613)	(184,693,945)	(30,378,628)
Net increase/(decrease) from capital share transactions	(41,085,922)	38,782,078	(53,283,828)	56,024,210
Net increase/(decrease) in net assets	(103,436,119)	420,267,591	(83,800,387)	238,146,496

NET ASSETS:
Beginning of period	662,178,864	241,911,273	350,353,973	112,207,477
End of period	$558,742,745	$662,178,864	$266,553,586	$350,353,973

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	9,510,000	8,700,000	4,140,000	3,370,000
Shares sold	2,120,000	1,550,000	1,580,000	1,200,000
Shares redeemed	(2,780,000)	(740,000)	(2,160,000)	(430,000)
Shares outstanding, end of period	8,850,000	9,510,000	3,560,000	4,140,000

See Notes to Financial Statements.

43  |  June 30, 2026

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Critical Materials ETF		Sprott Lithium Miners ETF
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income/(loss)	$57,574	$276,879	$153,365	$309,842
Net realized gain/(loss)	(1,175,880)	(1,116,470)	7,625,264	(841,223)
Net change in unrealized appreciation/(depreciation)	(28,848,847)	58,103,523	(8,789,451)	19,268,219
Net increase/(decrease) in net assets resulting from operations	(29,967,153)	57,263,932	(1,010,822)	18,736,838

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(3,372,392)	–	(2,678,220)
Total distributions	–	(3,372,392)	–	(2,678,220)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	364,244,331	168,708,569	19,304,362	21,022,695
Cost of shares redeemed	(12,712,236)	–	(14,071,668)	(2,026,042)
Net increase/(decrease) from capital share transactions	351,532,095	168,708,569	5,232,694	18,996,653
Net increase/(decrease) in net assets	321,564,942	222,600,109	4,221,872	35,055,271

NET ASSETS:
Beginning of period	253,309,560	30,709,451	41,312,649	6,257,378
End of period	$574,874,502	$253,309,560	$45,534,521	$41,312,649

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	8,790,000	2,040,000	3,410,000	930,000
Shares sold	10,070,000	6,750,000	1,340,000	2,670,000
Shares redeemed	(380,000)	–	(1,100,000)	(190,000)
Shares outstanding, end of period	18,480,000	8,790,000	3,650,000	3,410,000

See Notes to Financial Statements.

44  |  June 30, 2026

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Uranium Miners ETF		Sprott Junior Uranium Miners ETF
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income/(loss)	$(7,462,151)	$1,740,010	$(1,451,045)	$(1,956,219)
Net realized gain/(loss)	53,160,453	202,878,541	7,766,476	63,142,143
Net change in unrealized appreciation/(depreciation)	(215,221,622)	357,473,840	(44,449,817)	68,503,346
Net increase/(decrease) in net assets resulting from operations	(169,523,320)	562,092,391	(38,134,386)	129,689,270

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(53,924,964)	–	(21,317,764)
Total distributions	–	(53,924,964)	–	(21,317,764)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	563,684,938	437,971,129	72,229,175	137,269,913
Cost of shares redeemed	(248,958,293)	(646,820,354)	(54,871,750)	(143,820,226)
Net increase/(decrease) from capital share transactions	314,726,645	(208,849,225)	17,357,425	(6,550,313)
Net increase/(decrease) in net assets	145,203,325	299,318,202	(20,776,961)	101,821,193

NET ASSETS:
Beginning of period	1,754,728,933	1,455,410,731	342,579,616	240,758,423
End of period	$1,899,932,258	$1,754,728,933	$321,802,655	$342,579,616

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	31,935,000	36,055,000	13,600,000	12,990,000
Shares sold	8,070,000	8,460,000	2,240,000	6,590,000
Shares redeemed	(3,770,000)	(12,580,000)	(1,950,000)	(5,980,000)
Shares outstanding, end of period	36,235,000	31,935,000	13,890,000	13,600,000

See Notes to Financial Statements.

45  |  June 30, 2026

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Junior Copper Miners ETF		Sprott Nickel Miners ETF
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income/(loss)	$624,030	$209,268	$538,330	$102,990
Net realized gain/(loss)	12,898,131	3,210,618	(3,259,308)	1,473,715
Net change in unrealized appreciation/(depreciation)	(31,728,354)	18,535,048	(20,071,437)	3,736,657
Net increase/(decrease) in net assets resulting from operations	(18,206,193)	21,954,934	(22,792,415)	5,313,362

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(6,002,396)	–	(520,738)
Total distributions	–	(6,002,396)	–	(520,738)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	160,590,481	42,321,557	72,151,706	34,595,582
Cost of shares redeemed	(52,208,750)	(9,923,548)	(27,343,616)	(16,229,583)
Net increase/(decrease) from capital share transactions	108,381,731	32,398,009	44,808,090	18,365,999
Net increase/(decrease) in net assets	90,175,538	48,350,547	22,015,675	23,158,623

NET ASSETS:
Beginning of period	60,741,758	12,391,211	31,731,980	8,573,357
End of period	$150,917,296	$60,741,758	$53,747,655	$31,731,980

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,550,000	670,000	2,020,000	800,000
Shares sold	3,480,000	1,260,000	3,960,000	2,520,000
Shares redeemed	(1,240,000)	(380,000)	(1,770,000)	(1,300,000)
Shares outstanding, end of period	3,790,000	1,550,000	4,210,000	2,020,000

See Notes to Financial Statements.

46  |  June 30, 2026

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Copper Miners ETF
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income/(loss)	$366,800	$142,365
Net realized gain/(loss)	5,307,037	2,288,455
Net change in unrealized appreciation/(depreciation)	(3,317,639)	22,850,718
Net increase/(decrease) in net assets resulting from operations	2,356,198	25,281,538

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(1,894,418)
Total distributions	–	(1,894,418)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	200,213,611	55,823,925
Cost of shares redeemed	(13,768,940)	(5,969,036)
Net increase/(decrease) from capital share transactions	186,444,671	49,854,889
Net increase/(decrease) in net assets	188,800,869	73,242,009

NET ASSETS:
Beginning of period	96,868,987	23,626,978
End of period	$285,669,856	$96,868,987

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,790,000	1,150,000
Shares sold	5,020,000	1,820,000
Shares redeemed	(370,000)	(180,000)
Shares outstanding, end of period	7,440,000	2,790,000

See Notes to Financial Statements.

47  |  June 30, 2026

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Silver Miners & Physical Silver ETF		Sprott Active Gold & Silver Miners ETF
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Period Ended December 31, 2025(a)	For the Six Months Ended June 30, 2026 (Unaudited)	For the Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income/(loss)	$(1,410,575)	$(656,161)	$30,304	$27,093
Net realized gain/(loss)	36,718,311	37,798,179	18,352,981	5,984,732
Net change in unrealized appreciation/(depreciation)	(158,526,914)	191,013,317	(41,474,218)	51,434,723
Net increase/(decrease) in net assets resulting from operations	(123,219,178)	228,155,335	(23,090,933)	57,446,548

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(21,862,327)	–	(2,257,168)
Total distributions	–	(21,862,327)	–	(2,257,168)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	238,724,102	551,469,858	49,421,593	113,837,783
Cost of shares redeemed	(125,033,969)	(102,413,610)	(38,193,372)	(16,354,364)
Net increase/(decrease) from capital share transactions	113,690,133	449,056,248	11,228,221	97,483,419
Net increase/(decrease) in net assets	(9,529,045)	655,349,256	(11,862,712)	152,672,799

NET ASSETS:
Beginning of period	655,349,256	–	152,672,799	–
End of period	$645,820,211	$655,349,256	$140,810,087	$152,672,799

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	11,760,000	–	3,500,000	–
Shares sold	3,300,000	14,060,000	960,000	3,990,000
Shares redeemed	(2,200,000)	(2,300,000)	(850,000)	(490,000)
Shares outstanding, end of period	12,860,000	11,760,000	3,610,000	3,500,000

(a)	The Sprott Silver Miners & Physical Silver ETF commenced operations on January 14, 2025.
(b)	The Sprott Active Gold & Silver Miners ETF commenced operations on February 19, 2025.

See Notes to Financial Statements.

48  |  June 30, 2026

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Active Metals & Miners ETF
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income/(loss)	$(100,872)	$(25,381)
Net realized gain/(loss)	3,479,992	(25,909)
Net change in unrealized appreciation/(depreciation)	(10,789,170)	6,221,089
Net increase/(decrease) in net assets resulting from operations	(7,410,050)	6,169,799

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(411,509)
Total distributions	–	(411,509)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	62,546,197	39,339,458
Cost of shares redeemed	(14,757,954)	–
Net increase/(decrease) from capital share transactions	47,788,243	39,339,458
Net increase/(decrease) in net assets	40,378,193	45,097,748

NET ASSETS:
Beginning of period	45,097,748	–
End of period	$85,475,941	$45,097,748

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,790,000	–
Shares sold	2,080,000	1,790,000
Shares redeemed	(550,000)	–
Shares outstanding, end of period	3,320,000	1,790,000

(a)	The Sprott Active Metals & Miners ETF commenced operations on September 9, 2025.

See Notes to Financial Statements.

49  |  June 30, 2026

Sprott ETFs
Statements of Changes in Net Assets

Sprott Rare Earths Ex-China ETF
For the Period Ended June 30, 2026(a)
OPERATIONS:
Net investment income/(loss)	$(46,451)
Net realized gain/(loss)	(1,075,195)
Net change in unrealized appreciation/(depreciation)	(4,324,247)
Net increase/(decrease) in net assets resulting from operations	(5,445,893)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	61,364,182
Net increase/(decrease) from capital share transactions	61,364,182
Net increase/(decrease) in net assets	55,918,289

NET ASSETS:
Beginning of period	–
End of period	$55,918,289

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	2,840,000
Shares outstanding, end of period	2,840,000

(a)	The Sprott Rare Earths Ex-China ETF commenced operations on April 14, 2026.

See Notes to Financial Statements.

50  |  June 30, 2026

Sprott Gold Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$69.63		$27.81		$25.03	$24.70	$27.28	$30.50

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.26		0.33		0.26	0.34	0.37	0.33
Net realized and unrealized gain/(loss)	(6.76)		42.22		2.81	0.34	(2.60)	(3.19)
Total from investment operations	(6.50)		42.55		3.07	0.68	(2.23)	(2.86)

DISTRIBUTIONS:
From net investment income	–		(0.73)		(0.28)	(0.35)	(0.35)	(0.36)
Tax return of capital	–		–		(0.01)	–	–	–
Total distributions	–		(0.73)		(0.29)	(0.35)	(0.35)	(0.36)

Net increase/(decrease) in net asset value	(6.50)		41.82		2.78	0.33	(2.58)	(3.22)
NET ASSET VALUE, END OF PERIOD	$63.13		$69.63		$27.81	$25.03	$24.70	$27.28
TOTAL RETURN(b)	(9.34)%		152.87%		12.25%	2.72%	(8.18)%	(9.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$558,743		$662,179		$241,911	$232,322	$233,432	$231,914

Ratio of expenses including waiver/reimbursement/recoupment to average net assets	0.44	%(c)	0.46	%(d)	0.50%	0.50%	0.50%	0.50%
Ratio of expenses excluding waiver to average net assets	0.44	%(c)	0.46%		0.47%	0.49%	0.51%	0.49%
Ratio of net investment income/(loss) to average net assets	0.68	%(c)	0.69%		0.96%	1.30%	1.43%	1.18%
Portfolio turnover rate(e)	29%		59%		81%	58%	73%	66%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Includes interest expense of $721 or 0.00% of average net assets.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

51  |  June 30, 2026

Sprott Junior Gold Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$84.63		$33.30		$29.44	$28.84	$40.70	$49.30

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	(0.04)		0.06		(0.03)	(0.01)	0.19	0.42
Net realized and unrealized gain/(loss)	(9.72)		58.31		6.07	1.95	(11.34)	(8.12)
Total from investment operations	(9.76)		58.37		6.04	1.94	(11.15)	(7.70)

DISTRIBUTIONS:
From net investment income	–		(6.71)		(1.80)	(1.34)	(0.71)	(0.90)
Tax return of capital	–		(0.33)		(0.38)	–	–	–
Total distributions	–		(7.04)		(2.18)	(1.34)	(0.71)	(0.90)

Net increase/(decrease) in net asset value	(9.76)		51.33		3.86	0.60	(11.86)	(8.60)
NET ASSET VALUE, END OF PERIOD	$74.87		$84.63		$33.30	$29.44	$28.84	$40.70
TOTAL RETURN(b)	(11.53)%		174.57%		20.45%	6.69%	(27.40)%	(15.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$266,554		$350,354		$112,207	$106,869	$102,370	$124,127

Ratio of expenses including waiver/reimbursement/recoupment to average net assets	0.50	%(c)	0.50	%(d)	0.50%	0.50%	0.50%	0.50%
Ratio of expenses excluding waiver to average net assets	0.45	%(c)	0.48%		0.50%	0.53%	0.67%	0.61%
Ratio of net investment income/(loss) to average net assets	(0.08	)%(c)	0.11%		(0.09)%	(0.02)%	0.59%	0.96%
Portfolio turnover rate(e)	37%		76%		63%	70%	100%	66%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Includes interest expense of $6,223 or 0.00% of average net assets.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

52  |  June 30, 2026

Sprott Critical Materials ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$28.82		$15.05		$17.67	$20.49

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.00	(c)	0.08		0.12	0.19
Net realized and unrealized gain/(loss)	2.29		14.14		(2.43)	(2.57)
Total from investment operations	2.29		14.22		(2.31)	(2.38)

DISTRIBUTIONS:
From net investment income	–		(0.45)		(0.30)	(0.43)
From net realized gains	–		–		–	(0.01)
Tax return of capital	–		–		(0.01)	–
Total distributions	–		(0.45)		(0.31)	(0.44)

Net increase/(decrease) in net asset value	2.29		13.77		(2.62)	(2.82)
NET ASSET VALUE, END OF PERIOD	$31.11		$28.82		$15.05	$17.67
TOTAL RETURN(d)	7.95%		94.50%		(13.09)%	(11.60)%

Net assets, end of period (000s)	$574,875		$253,310		$30,709	$13,429

Ratio of expenses to average net assets	0.65	%(e)	0.65	%(f)	0.65%	0.65	%(e)
Ratio of net investment income/(loss) to average net assets	0.02	%(e)	0.35%		0.68%	1.22	%(e)
Portfolio turnover rate(g)	16%		55%		37%	33%

(a)	The Sprott Critical Materials ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Includes interest expense of $751 or 0.00% of average net assets.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

53  |  June 30, 2026

Sprott Lithium Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.12		$6.73		$12.62	$20.21

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.04		0.13		0.17	0.28
Net realized and unrealized gain/(loss)	0.32		6.15		(5.62)	(7.52)
Total from investment operations	0.36		6.28		(5.45)	(7.24)

DISTRIBUTIONS:
From net investment income	–		(0.89)		(0.44)	(0.35)
Total distributions	–		(0.89)		(0.44)	(0.35)

Net increase/(decrease) in net asset value	0.36		5.39		(5.89)	(7.59)
NET ASSET VALUE, END OF PERIOD	$12.48		$12.12		$6.73	$12.62
TOTAL RETURN(c)	2.97%		93.35%		(43.21)%	(35.77)%

Net assets, end of period (000s)	$45,535		$41,313		$6,257	$4,671

Ratio of expenses to average net assets	0.65	%(d)	0.65	%(e)	0.65%	0.65	%(d)
Ratio of net investment income/(loss) to average net assets	0.55	%(d)	1.69%		1.93%	2.00	%(d)
Portfolio turnover rate(f)	20%		40%		49%	59%

(a)	The Sprott Lithium Miners ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Includes interest expense of $112 or 0.00% of average net assets.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

54  |  June 30, 2026

Sprott Uranium Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Period Ended December 31, 2022(a)		For the Year Ended August 31, 2022(b)	For the Year Ended August 31, 2021(b)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$54.95		$40.37		$48.07		$31.82	$38.94		$31.07	$16.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(d)	(0.21)		0.05		0.16		0.01	(0.07)		0.15	0.23
Net realized and unrealized gain/(loss)	(2.31)		16.27		(6.58)		17.99	(7.05)		10.12	14.71
Total from investment operations	(2.52)		16.32		(6.42)		18.00	(7.12)		10.27	14.94

DISTRIBUTIONS:
From net investment income	–		(1.74)		(1.28)		(1.75)	–		(2.42)	(0.56)
Total distributions	–		(1.74)		(1.28)		(1.75)	–		(2.42)	(0.56)
Redemptions fees	–		–		–		–	–		0.02	–

Net increase/(decrease) in net asset value	(2.52)		14.58		(7.70)		16.25	(7.12)		7.87	14.38
NET ASSET VALUE, END OF PERIOD	$52.43		$54.95		$40.37		$48.07	$31.82		$38.94	$31.07
TOTAL RETURN(e)	(4.59)%		40.41%		(13.38)%		56.59%	(18.28)%		33.42%	91.13%

Net assets, end of period (000s)	$1,899,932		$1,754,729		$1,455,411		$1,677,898	$826,468		$1,037,584	$355,776

Ratio of expenses to average net assets	0.75	%(f)	0.75	%(g)	0.76	%(h)	0.81%	0.83	%(f)	0.83%	0.85%
Ratio of net investment income/(loss) to average net assets	(0.67	)%(f)	0.11%		0.33%		0.03%	(0.58	)%(f)	0.40%	0.81%
Portfolio turnover rate(i)	18%		35%		18%		10%	17%		19%	26%

(a)	With the approval of the Board effective September 6, 2022, the Fund’s fiscal year end was changed from August 31 to December 31.
(b)	On December 21, 2022, the Sprott Uranium Miners ETF underwent a two for one stock split. The capital share activity presented here has been retroactively adjusted to reflect this stock split (See Note 1).
(c)	These financials have been audited by the Predecessor Fund’s independent registered public accounting firm.
(d)	Based on average shares outstanding during the period.
(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(f)	Annualized.
(g)	Includes interest expense of $8,835 or 0.00% of average net assets.
(h)	Effective April 1, 2024, the Adviser reduced its advisory fee to 0.75%. Prior to this date, the fee was 0.85% of net assets up to $500 million, 0.80% of net assets up to $1 billion, and 0.70% on net assets greater than $1 billion.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

55  |  June 30, 2026

Sprott Junior Uranium Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.19		$18.53		$23.38	$20.26

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.10)		(0.14)		(0.17)	(0.13)
Net realized and unrealized gain/(loss)	(1.92)		8.46		(3.87)	4.20
Total from investment operations	(2.02)		8.32		(4.04)	4.07

DISTRIBUTIONS:
From net investment income	–		(1.66)		(0.81)	(0.95)
Total distributions	–		(1.66)		(0.81)	(0.95)

Net increase/(decrease) in net asset value	(2.02)		6.66		(4.85)	3.12
NET ASSET VALUE, END OF PERIOD	$23.17		$25.19		$18.53	$23.38
TOTAL RETURN(c)	(8.02)%		44.76%		(17.40)%	20.05%

Net assets, end of period (000s)	$321,803		$342,580		$240,758	$198,005

Ratio of expenses to average net assets	0.80	%(d)	0.80	%(e)	0.80%	0.80	%(d)
Ratio of net investment income/(loss) to average net assets	(0.68	)%(d)	(0.67)%		(0.72)%	(0.68	)%(d)
Portfolio turnover rate(f)	18%		38%		31%	62%

(a)	The Sprott Junior Uranium Miners ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Includes interest expense of $4,689 or 0.00% of average net assets.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

56  |  June 30, 2026

Sprott Junior Copper Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$39.19		$18.49		$18.41	$20.33

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.16		0.28		0.22	0.11
Net realized and unrealized gain/(loss)	0.47		24.97		2.01	(1.57)
Total from investment operations	0.63		25.25		2.23	(1.46)

DISTRIBUTIONS:
From net investment income	–		(4.55)		(2.15)	(0.46)
Total distributions	–		(4.55)		(2.15)	(0.46)

Net increase/(decrease) in net asset value	0.63		20.70		0.08	(1.92)
NET ASSET VALUE, END OF PERIOD	$39.82		$39.19		$18.49	$18.41
TOTAL RETURN(c)	1.61%		137.40%		12.42%	(7.18)%

Net assets, end of period (000s)	$150,917		$60,742		$12,391	$4,787

Ratio of expenses to average net assets	0.75	%(d)	0.75	%(e)	0.75%	0.75	%(d)
Ratio of net investment income/(loss) to average net assets	0.77	%(d)	1.04%		1.02%	0.65	%(d)
Portfolio turnover rate(f)	22%		59%		70%	36%

(a)	The Sprott Junior Copper Miners ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Includes interest expense of $857 or 0.00% of average net assets.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

57  |  June 30, 2026

Sprott Nickel Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.71		$10.72	$14.00	$20.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.12		0.09	0.23	0.39
Net realized and unrealized gain/(loss)	(3.06)		5.30	(3.14)	(4.32)
Total from investment operations	(2.94)		5.39	(2.91)	(3.93)

DISTRIBUTIONS:
From net investment income	–		(0.40)	(0.37)	(2.68)
From net realized gains	–		–	–	(0.08)
Total distributions	–		(0.40)	(0.37)	(2.76)

Net increase/(decrease) in net asset value	(2.94)		4.99	(3.28)	(6.69)
NET ASSET VALUE, END OF PERIOD	$12.77		$15.71	$10.72	$14.00
TOTAL RETURN(c)	(18.71)%		50.54%	(20.73)%	(18.43)%

Net assets, end of period (000s)	$53,748		$31,732	$8,573	$1,540

Ratio of expenses to average net assets	0.75	%(d)	0.75%	0.75%	0.75	%(d)
Ratio of net investment income/(loss) to average net assets	1.48	%(d)	0.80%	1.77%	2.55	%(d)
Portfolio turnover rate(e)	18%		48%	47%	55%

(a)	The Sprott Nickel Miners ETF commenced operations on March 21, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

58  |  June 30, 2026

Sprott Copper Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025		For the Period Ended December 31, 2024(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$34.72		$20.55		$19.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.05		0.10		0.12
Net realized and unrealized gain/(loss)	3.63		14.89		1.27
Total from investment operations	3.68		14.99		1.39

DISTRIBUTIONS:
From net investment income	–		(0.82)		(0.53)
Total distributions	–		(0.82)		(0.53)

Net increase/(decrease) in net asset value	3.68		14.17		0.86
NET ASSET VALUE, END OF PERIOD	$38.40		$34.72		$20.55
TOTAL RETURN(c)	10.60%		73.04%		7.08%

Net assets, end of period (000s)	$285,670		$96,869		$23,627

Ratio of expenses to average net assets	0.65	%(d)	0.65	%(e)	0.65	%(d)
Ratio of net investment income/(loss) to average net assets	0.28	%(d)	0.40%		0.61	%(d)
Portfolio turnover rate(f)	11%		29%		40%

(a)	The Sprott Copper Miners ETF commenced operations on March 5, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Includes interest expense of $1,010 or 0.00% of average net assets.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

59  |  June 30, 2026

Sprott Silver Miners & Physical Silver ETF
Financial Highlights

For a Share Outstanding Throughout the Period Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Period Ended December 31, 2025(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$55.73		$20.78

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.10)		(0.14)
Net realized and unrealized gain/(loss)	(5.41)		37.14
Total from investment operations	(5.51)		37.00

DISTRIBUTIONS:
From net investment income	–		(2.05)
Total distributions	–		(2.05)

Net increase/(decrease) in net asset value	(5.51)		34.95
NET ASSET VALUE, END OF PERIOD	$50.22		$55.73
TOTAL RETURN(c)	(9.89)%		177.89%

Net assets, end of period (000s)	$645,820		$655,349

Ratio of expenses to average net assets	0.65	%(d)	0.65	%(d),(e)
Ratio of net investment income/(loss) to average net assets	(0.33	)%(d)	(0.36	)%(d)
Portfolio turnover rate(f)	15%		49%

(a)	The Sprott Silver Miners & Physical Silver ETF commenced operations on January 14, 2025.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Includes interest expense of $1,752 or 0.00% of average net assets.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

60  |  June 30, 2026

Sprott Active Gold & Silver Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Period Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Period Ended December 31, 2025(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$43.62		$19.79

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.01		0.01
Net realized and unrealized gain/(loss)	(4.62)		24.50
Total from investment operations	(4.61)		24.51

DISTRIBUTIONS:
From net investment income	–		(0.68)
Total distributions	–		(0.68)

Net increase/(decrease) in net asset value	(4.61)		23.83
NET ASSET VALUE, END OF PERIOD	$39.01		$43.62
TOTAL RETURN(c)	(10.57)%		123.71%

Net assets, end of period (000s)	$140,810		$152,673

Ratio of expenses to average net assets	0.89	%(d)	0.89	%(d)
Ratio of net investment income/(loss) to average net assets	0.03	%(d)	0.05	%(d)
Portfolio turnover rate(e)	6%		20%

(a)	The Sprott Active Gold & Silver Miners ETF commenced operations on February 19, 2025.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

61  |  June 30, 2026

Sprott Active Metals & Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Period Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Period Ended December 31, 2025(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.19		$19.77

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.03)		(0.02)
Net realized and unrealized gain/(loss)	0.59		5.69
Total from investment operations	0.56		5.67

DISTRIBUTIONS:
From net investment income	–		(0.25)
Total distributions	–		(0.25)

Net increase/(decrease) in net asset value	0.56		5.42
NET ASSET VALUE, END OF PERIOD	$25.75		$25.19
TOTAL RETURN(c)	2.22%		28.67%

Net assets, end of period (000s)	$85,476		$45,098

Ratio of expenses to average net assets	0.89	%(d)	0.99	%(d),(e)
Ratio of net investment income/(loss) to average net assets	(0.23	)%(d)	(0.27	)%(d)
Portfolio turnover rate(f)	15%		6%

(a)	The Sprott Active Metals & Miners ETF commenced operations on September 9, 2025.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Includes interest expense of $9,000 or 0.10% of average net assets.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

62  |  June 30, 2026

Sprott Rare Earths Ex-China ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Period Ended June 30, 2026(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.41

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.02)
Net realized and unrealized gain/(loss)	(0.70)
Total from investment operations	(0.72)

Net increase/(decrease) in net asset value	(0.72)
NET ASSET VALUE, END OF PERIOD	$19.69
TOTAL RETURN(c)	(3.53)%

Net assets, end of period (000s)	$55,918

Ratio of expenses to average net assets	0.65	%(d)
Ratio of net investment income/(loss) to average net assets	(0.57	)%(d)
Portfolio turnover rate(e)	11%

(a)	The Sprott Rare Earths Ex-China ETF commenced operations on April 14, 2026.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

63  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

1. ORGANIZATION

The Sprott Funds Trust (the “Trust”) was organized as a Delaware statutory trust on January 3, 2018. As of June 30, 2026, the Trust consisted of fourteen separate portfolios that each represent a separate series of the Trust. The financial statements of thirteen series are presented in this report. The "Sprott Precious Metals ETFs" are comprised of Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Silver Miners & Physical Silver ETF, and Sprott Active Gold & Silver Miners ETF. Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF were reorganized effective as of the close of business on July 19, 2019, from each Fund’s respective predecessor funds. Each of these predecessor funds were a separate series of another investment company. The "Sprott Critical Materials ETFs" are comprised of Sprott Critical Materials ETF, Sprott Lithium Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, Sprott Copper Miners ETF and Sprott Rare Earths Ex-China ETF. Sprott Uranium Miners ETF was reorganized effective as of the close of business on April 22, 2022 from its predecessor fund. The “Sprott Diversified Metals & Mining ETFs” includes the Sprott Active Metals & Miners ETF. This report pertains to the above listed funds (each a “Fund” and collectively, the “Funds”). Each of the above Funds are passively managed (each an “Index Fund”), with the exception of Sprott Active Gold & Silver Miners ETF and Sprott Active Metals & Miners ETF. Each Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The financial Statements of the Sprott Gold Equity Fund, a separate series of the Trust with two classes of shares, are presented in a separate report.

The Board previously authorized a two-for-one forward share split of Sprott Uranium Miners ETF that was effective prior to the market open on December 21, 2022. The impact of the forward share split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share outstanding by a factor of one-half, resulting in no effect to the net assets of the Fund. The financial statements of the Fund were adjusted to reflect the forward share split.

On July 1, 2023, Sprott Asset Management USA, Inc. (the “Adviser”) commenced acting as investment adviser to each Fund then in operation. On the same date, Sprott Asset Management LP, which previously had served as investment adviser to those Funds, became the sponsor of each such Fund. Currently, the Adviser serves as investment adviser to, and Sprott Asset Management LP is sponsor, of each Fund. ALPS Advisors, Inc. serves as sub-adviser to each Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation and Methodologies

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of a Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Board of Trustees of the Trust (the “Board”) with respect to each Fund has approved the designation of Sprott Asset Management USA, Inc, the Funds’ investment adviser, as the valuation designee. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Adviser’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Adviser’s policies and procedures as reflecting fair value. The Adviser has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments. Fair value pricing could result in a difference between the prices used to calculate an Index Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Index Fund’s performance and the performance of the Index Fund’s underlying index.

Portfolio securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as

64  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities for which no sales are reported are valued at the mean of the closing bid and ask price. If no current day price quotation is available, the previous day’s closing sale price is used. Investments in open-end mutual funds such as money market funds are valued at the closing NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of a Fund’s investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Adviser’s policies and procedures as reflecting fair value (such investments, “Fair Valued Investments”). U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

B. Fair Value Hierarchy

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to valuation procedures approved by the Board and are categorized in Level 2 or Level 3, when appropriate.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

65  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments at June 30, 2026:

Sprott Gold Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	559,060,397	–	–	559,060,397
Short Term Investments	19,563,869	–	–	19,563,869
Total	$578,624,266	$–	$–	$578,624,266

Sprott Junior Gold Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$266,365,807	$–	$32,158	(a)	$266,397,965
Short Term Investments	21,857,882	–	–		21,857,882
Total	$288,223,689	$–	$32,158		$288,255,847

Sprott Critical Materials ETF

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$574,073,480	$212,172	$26,407	(a)	$574,312,059
Short Term Investments	19,478,790	–	–		19,478,790
Total	$593,552,270	$212,172	$26,407		$593,790,849

Sprott Lithium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$45,502,034	$–	$–	(a)(b)	$45,502,034
Short Term Investments	2,473,457	–	–		2,473,457
Total	$47,975,491	$–	$–		$47,975,491

Sprott Uranium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,533,272,090	$12,569,366	$–	$1,545,841,456
Closed End Fund*	251,383,299	–	–	251,383,299
Short Term Investments	40,236,330	–	–	40,236,330
Total	$1,824,891,719	$12,569,366	$–	$1,837,461,085

Sprott Junior Uranium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$316,047,714	$3,035,477	$–	$319,083,191
Short Term Investments	10,025,044	–	–	10,025,044
Total	$326,072,758	$3,035,477	$–	$329,108,235

Sprott Junior Copper Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$147,500,258	$–	$510,761	$148,011,019
Rights and Warrants*	–	167	–	167
Short Term Investments	5,140,379	–	–	5,140,379
Total	$152,640,637	$167	$510,761	$153,151,565

Sprott Nickel Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	52,710,750	–	–	52,710,750
Short Term Investments	3,929,152	–	–	3,929,152
Total	$56,639,902	$–	$–	$56,639,902

66  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

Sprott Copper Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$264,672,214	$–	$80,599	$264,752,813
Closed End Fund*	14,742,963	–	–	14,742,963
Exchange Traded Fund*	2,747,615	–	–	2,747,615
Rights and Warrants*	–	30	–	30
Short Term Investments	1,168,308	–	–	1,168,308
Total	$283,331,100	$30	$80,599	$283,411,729

Sprott Silver Miners & Physical Silver ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	535,595,339	–	–	535,595,339
Closed End Fund*	109,015,877	–	–	109,015,877
Short Term Investments	15,975,374	–	–	15,975,374
Total	$660,586,590	$–	$–	$660,586,590

Sprott Active Gold & Silver Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$139,520,055	$–	$–	$139,520,055
Short Term Investments	1,398,171	–	–	1,398,171
Total	$140,918,226	$–	$–	$140,918,226

Sprott Active Metals & Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$82,744,020	$–	$–	$82,744,020
Short Term Investments	2,759,032	–	–	2,759,032
Total	$85,503,052	$–	$–	$85,503,052

Sprott Rare Earths Ex-China ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$55,183,241	$–	$–	$55,183,241
Short Term Investments	40,510	–	–	40,510
Total	$55,223,751	$–	$–	$55,223,751

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.
(a)	Includes a position(s) valued at zero.
(b)	Level 3 security included in prior cycle transferred to Level 1 during the reporting cycle.

67  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

Below is a reconciliation that details the activity of securities in Level 3 during the period ended June 30, 2026:

Sprott Junior Gold Miners ETF	Common Stock
Balance as of December 31, 2025	$39,853
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	(7,695)
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	–
Balance as of June 30, 2026	$32,158

As of June 30, 2026 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(7,695).

Sprott Critical Materials ETF	Common Stock
Balance as of December 31, 2025	$26,770
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	(363)
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	–
Balance as of June 30, 2026	$26,407

As of June 30, 2026 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(363).

Sprott Lithium Miners ETF	Common Stock
Balance as of December 30, 2025	$1,173
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	872
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	(2,045)
Balance as of June 30, 2026	$–

As of June 30, 2026 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(784).

Sprott Junior Copper Miners ETF	Common Stock
Balance as of December 31, 2025	$514,709
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	(3,948)
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	–
Balance as of June 30, 2026	$510,761

68  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

As of June 30, 2026 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(3,948).

Sprott Copper Miners ETF	Common Stock
Balance as of December 31, 2025	$81,222
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	(623)
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	–
Balance as of June 30, 2026	$80,599

As of June 30, 2026 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(623).

*	The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within level 3 as of June 30, 2026.

Industry Category	Fair Value at June 30, 2026	Valuation Technique	Unobservable Input	Range of Input (Weighted Average)	Impact to Valuation from an Increase in Input
Sprott Junior Gold Miners ETF
Gold Mining	$32,158	Asset Approach	Estimated Recoverable Proceeds	$0.00	Increase

Sprott Critical Materials ETF
Copper Mining	$26,407	Asset Approach	Estimated Recoverable Proceeds	$0.08	Increase
Diversified Metals & Mining	$-	Asset Approach	Estimated Recoverable Proceeds	$0.00	Increase

Sprott Lithium Miners ETF
Diversified Metals & Mining	$-	Asset Approach	Estimated Recoverable Proceeds	$0.00	Increase

Sprott Junior Copper Miners ETF
Copper Mining	$510,761	Asset Approach	Estimated Recoverable Proceeds	$0.08	Increase

Sprott Copper Miners ETF
Copper Mining	$80,599	Asset Approach	Estimated Recoverable Proceeds	$0.08	Increase

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded with a specific identification cost method. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Net realized capital gains earned by the Funds, if any, are distributed at least annually.

The Sprott Junior Gold ETF had a return of capital in the amount of $1,185,561 for the year ended December 31, 2025.

69  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

E. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments in the Statements of Operations, when applicable.

F. Overdrafts

The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. All, if any, overdrafts are presented in the statement of assets and liabilities and associated expenses are presented in the Statements of Operations.

3. PRINCIPAL RISKS

A. Commodity Exposure Risk

Each Fund invests in companies primarily engaged in the mining or processing of a commodity, the stock price of which may be subject to the risks associated with that commodity. A particular commodity is subject to the special risks including: (1) the price of the commodity may be subject to wide fluctuation; (2) the market for the commodity is relatively limited; (3) the sources of the commodity are concentrated in countries that have the potential for instability; and (4) the market for the commodity is unregulated. The price of the commodity can be significantly affected by central bank operations, events relating to international political developments, the success of exploration projects, adverse environmental developments and tax and government regulations.

B. Currency Risk

Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

C. Critical Materials Risk

Production and cost estimates of companies mining critical materials are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rock slides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

D. Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact a Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, a Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

E. Equity Securities Risk

The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

70  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

F. Foreign Securities Risk

A foreign government may expropriate a Fund’s assets. Political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline. These risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

G. Frontier Markets Risk

Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

H. Geographic Concentration Risk

To the extent a Fund’s Underlying Index and that Fund are significantly comprised of securities of issuers from a single country, a Fund would be more likely to be impacted by events or conditions affecting that country.

I. Index Tracking Risk

A Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons, including operating expenses incurred by a Fund not applicable to the Index, costs in buying and selling securities, asset valuation differences and differences between a Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent a Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if a Fund sought to replicate the Index.

J. Liquidity Risk

Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

K. Micro-Capitalization Company Risk

Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before a Fund realizes a gain, if any, on an investment in a micro-cap company.

L. Mining Industry Risk

Companies in the mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which a Fund has exposure.

M. Rare Earth and Critical Materials Companies Risk

A Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of Rare Earth and Critical Materials Companies. Rare Earth and Critical Materials are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare Earth metals (or rare earth elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for Rare Earth and Critical Materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in a Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of Rare Earth and Critical Materials tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of Rare Earth and Critical Materials, which may fluctuate substantially over short periods of time.

N. Valuation Risk

The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

71  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

4. TAXES

A. Federal Tax and Tax Basis Information

The timing and character of income and capital gain are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2026.

For year ended December 31, 2025, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from in-kind transactions:

Fund	Paid-in Capital	Total Distributable Earnings
Sprott Gold Miners ETF	$21,074,697	$(21,074,697)
Sprott Junior Gold Miners ETF	13,969,025	(13,969,025)
Sprott Critical Materials ETF	–	–
Sprott Lithium Miners ETF	880,803	(880,803)
Sprott Uranium Miners ETF	244,784,322	(244,784,322)
Sprott Junior Uranium Miners ETF	55,294,370	(55,294,370)
Sprott Junior Copper Miners ETF	2,565,082	(2,565,082)
Sprott Nickel Miners ETF	2,563,035	(2,563,035)
Sprott Copper Miners ETF	2,713,644	(2,713,644)
Sprott Silver Miners & Physical Silver ETF*	38,655,097	(38,655,097)
Sprott Active Gold & Silver Miners ETF*	5,792,742	(5,792,742)
Sprott Active Metals & Miners ETF*	–	–

*	The Sprott Silver Miners & Physical Silver ETF commenced operations on January 14, 2025
**	The Sprott Active Gold & Silver Miners ETF commenced operations on February 19, 2025.
***	The Sprott Active Metals & Miners ETF commenced operations on September 9, 2025.

For the year ended December 31, 2025, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from in-kind transactions:

Fund	Paid-in Capital	Total Distributable Earnings
Sprott Gold Miners ETF	$21,074,697	$(21,074,697)
Sprott Junior Gold Miners ETF	13,969,025	(13,969,025)
Sprott Critical Materials ETF	–	–
Sprott Lithium Miners ETF	880,803	(880,803)
Sprott Uranium Miners ETF	244,784,322	(244,784,322)
Sprott Junior Uranium Miners ETF	55,294,370	(55,294,370)
Sprott Junior Copper Miners ETF	2,565,082	(2,565,082)
Sprott Nickel Miners ETF	2,563,035	(2,563,035)
Sprott Copper Miners ETF	2,713,644	(2,713,644)
Sprott Silver Miners & Physical Silver ETF*	38,655,097	(38,655,097)
Sprott Active Gold & Silver Miners ETF*	5,792,742	(5,792,742)
Sprott Active Metals & Miners ETF*	–	–

*	Represents the period from inception to December 31, 2025

72  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

The tax character of the distributions paid during the year ended December 31, 2025 were as follows:

	Ordinary Income	Return of Capital
December 31, 2025
Sprott Gold Miners ETF	$6,833,424	$–
Sprott Junior Gold Miners ETF	24,031,959	1,185,561
Sprott Critical Materials ETF	3,372,392	–
Sprott Lithium Miners ETF	2,678,220	–
Sprott Uranium Miners ETF	53,924,964	–
Sprott Junior Uranium Miners ETF	21,317,764	–
Sprott Junior Copper Miners ETF	6,002,396	–
Sprott Nickel Miners ETF	520,738	–
Sprott Copper Miners ETF	1,894,418	–
Sprott Silver Miners & Physical Silver ETF*	21,862,327	–
Sprott Active Gold & Silver Miners ETF*	2,257,168	–
Sprott Active Metals & Miners ETF*	411,509	–

*	Represents the period from inception to December 31, 2025

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the year ended December 31, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Sprott Gold Miners ETF	$6,338,558	$–
Sprott Junior Gold Miners ETF	7,962,903	1,459,423
Sprott Critical Materials ETF	–	–
Sprott Lithium Miners ETF	635,651	1,875,705
Sprott Uranium Miners ETF	70,847,267	74,535,079
Sprott Junior Uranium Miners ETF	1,912,703	–
Sprott Junior Copper Miners ETF	457,147	151,074
Sprott Nickel Miners ETF	1,075,039	1,174,701
Sprott Copper Miners ETF	1,138,399	42,527
Sprott Silver Miners & Physical Silver ETF*	–	–
Sprott Active Gold & Silver Miners ETF**	–	–
Sprott Active Metals & Miners ETF***	–	–

*	The Sprott Silver Miners & Physical Silver ETF commenced operations on January 14, 2025.
**	The Sprott Active Gold & Silver Miners ETF commenced operations on February 19, 2025.
***	The Sprott Active Metals & Miners ETF commenced operations on September 9, 2025.

Capital loss carryovers used during the year ended December 31, 2025 were as follows:

Sprott Gold Miners ETF	$87,677,084
Sprott Junior Gold Miners ETF	$49,188,244
Sprott Critical Materials ETF	$1,317,836
Sprott Junior Uranium ETF	$11,141,540
Sprott Junior Gold Miners ETF	$71,947

73  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

As of the year ended December 31, 2025, the components of distributable earnings on a tax basis for the Funds were as follows:

	Accumulated net investment income	Accumulated net realized loss on investments	Other accumulated differences	Net unrealized appreciation/ (depreciation) on investments	Total
Sprott Gold Miners ETF	$244,055	$(6,338,558)	$–	$299,444,600	$293,350,097
Sprott Junior Gold Miners ETF	–	(9,422,326)	–	118,742,729	109,320,403
Sprott Critical Materials ETF	2,512,175	–	(65,812)	45,833,418	48,279,781
Sprott Lithium Miners ETF	2,212,877	(2,511,356)	–	10,056,101	9,757,622
Sprott Uranium Miners ETF	–	(145,382,346)	(18,623,842)	284,159,661	120,153,473
Sprott Junior Uranium Miners ETF	–	(1,912,703)	(6,917,540)	(10,377,256)	(19,207,499)
Sprott Junior Copper Miners ETF	3,176,079	(608,221)	–	8,693,223	11,261,081
Sprott Nickel Miners ETF	–	(2,249,740)	(39,024)	578,634	(1,710,130)
Sprott Copper Miners ETF	1,159,456	(1,180,926)	–	16,682,240	16,660,770
Sprott Silver Miners & Physical Silver ETF(a)	57,500,547	–	–	110,137,364	167,637,911
Sprott Active Gold & Silver Miners ETF(b)	2,689,903	–	–	46,706,735	49,396,638
Sprott Active Metals & Miners ETF(c)	1,062,099	–	–	4,696,191	5,758,290

As of December 31, 2025 the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross appreciation (excess of value over tax cost)	Gross depreciation (excess of tax cost over value)	Net appreciation (depreciation) of foreign currency	Net unrealized appreciation (depreciation)	Cost of investments for income tax purposes
Sprott Gold Miners ETF	$301,481,526	$(2,036,899)	$(27)	$299,444,600	$381,538,593
Sprott Junior Gold Miners ETF	127,502,633	(8,760,020)	116	118,742,729	256,271,836
Sprott Critical Materials ETF	51,729,423	(5,896,000)	(5)	45,833,418	223,572,505
Sprott Lithium Miners ETF	10,706,743	(649,914)	(728)	10,056,101	31,620,685
Sprott Uranium Miners ETF	408,506,370	(124,319,024)	(27,685)	284,159,661	1,498,399,186
Sprott Junior Uranium Miners ETF	28,300,086	(38,672,273)	(5,069)	(10,377,256)	377,816,372
Sprott Junior Copper Miners ETF	8,966,009	(262,489)	(10,297)	8,693,223	56,828,405
Sprott Nickel Miners ETF	1,460,744	(882,109)	(1)	578,634	31,448,723
Sprott Copper Miners ETF	16,942,625	(259,054)	(1,331)	16,682,240	82,699,908
Sprott Silver Miners & Physical Silver ETF*	112,815,905	(2,681,125)	2,584	110,137,364	567,106,931
Sprott Active Gold & Silver Miners ETF*	47,078,049	(371,314)	–	46,706,735	106,097,856
Sprott Active Metals & Miners ETF	5,745,038	(1,048,796)	(51)	4,696,191	40,170,891
Sprott Rare Earths Ex-China ETF	–	–	–	–	–

*	Represents the period from inception to period end.

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company adjustments and the deferral of losses from wash sales.

Capital losses incurred after October 31 and ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. For the fiscal year ended December 31, 2025 the Sprott Uranium Miners ETF had Post October losses of 18,623,842.

For the fiscal year ended December 31, 2025 the Sprott Junior Uranium ETF had late year losses of 6,917,540.

The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Funds’ financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.

74  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

The amount of foreign withholding taxes paid during the year ended December 31, 2025 is not significant and accordingly, a disclosure of income taxes paid for the year ended December 31, 2025, is not presented.

B. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years for the Funds have incorporated no uncertain tax positions that require a provision for income taxes.

5. LENDING OF PORTFOLIO SECURITIES

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund limits such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund, the Adviser, or the Sub-Adviser specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only) and/or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income, less associated fees and expenses, earned by each Fund from securities lending activity is disclosed in the Statements of Operations.

Pursuant to the current securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment expenses). Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. SSB bears all operational costs directly related to securities lending.

75  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Sprott Gold Miners ETF	$18,677,794	$19,525,685	$123,158	$19,648,843
Sprott Junior Gold Miners ETF	21,608,337	21,658,007	901,033	22,559,040
Sprott Critical Materials ETF	38,027,617	17,804,568	21,874,285	39,678,853
Sprott Lithium Miners ETF	4,153,684	2,473,022	3,067,632	5,540,654
Sprott Uranium Miners ETF*	94,671,596	36,617,999	58,519,029	95,137,028
Sprott Junior Uranium Miners ETF	10,540,887	6,697,364	3,388,668	10,086,032
Sprott Junior Copper Miners ETF	4,914,023	1,736,668	3,343,215	5,079,883
Sprott Nickel Miners ETF	5,168,767	3,929,152	1,431,051	5,360,203
Sprott Copper Miners ETF	4,153,383	91,272	4,222,410	4,313,682
Sprott Silver Miners & Physical Silver ETF	19,087,571	15,891,175	4,403,587	20,294,762
Sprott Active Gold & Silver Miners ETF	–	–	–	–
Sprott Active Metals & Miners ETF	–	–	–	–
Sprott Rare Earths Ex-China ETF	–	–	–	–

*	The Affiliated Investments at value presented in the Statement of Assets and Liabilities may include the market value of securities that are on loan. For the year ended June 30, 2026, the Sprott Uranium Miners ETF Affiliated investments at value included $41,676,922 of market value for securities on loan.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

76  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

Sprott Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$19,525,685	$–	$–	$–	$19,525,685
Total Borrowings					19,525,685
Gross amount of recognized liabilities for securities lending (collateral received)					19,525,685

Sprott Junior Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$21,658,007	$–	$–	$–	$21,658,007
Total Borrowings					21,658,007
Gross amount of recognized liabilities for securities lending (collateral received)					21,658,007

Sprott Critical Materials ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$17,804,568	$–	$–	$–	$17,804,568
Total Borrowings					17,804,568
Gross amount of recognized liabilities for securities lending (collateral received)					17,804,568

Sprott Lithium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$2,473,022	$–	$–	$–	$2,473,022
Total Borrowings					2,473,022
Gross amount of recognized liabilities for securities lending (collateral received)					2,473,022

Sprott Uranium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$36,617,999	$–	$–	$–	$36,617,999
Total Borrowings					36,617,999
Gross amount of recognized liabilities for securities lending (collateral received)					36,617,999

Sprott Junior Uranium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$6,697,364	$–	$–	$–	$6,697,364
Total Borrowings					6,697,364
Gross amount of recognized liabilities for securities lending (collateral received)					6,697,364

Sprott Junior Copper Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,736,668	$–	$–	$–	$1,736,668
Total Borrowings					1,736,668
Gross amount of recognized liabilities for securities lending (collateral received)					1,736,668

Sprott Nickel Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$3,929,152	$–	$–	$–	$3,929,152
Total Borrowings					3,929,152
Gross amount of recognized liabilities for securities lending (collateral received)					3,929,152

77  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

Sprott Copper Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$91,272	$–	$–	$–	$91,272
Total Borrowings					91,272
Gross amount of recognized liabilities for securities lending (collateral received)					91,272

Sprott Silver Miners & Physical Silver ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$15,891,175	$–	$–	$–	$15,891,175
Total Borrowings					15,891,175
Gross amount of recognized liabilities for securities lending (collateral received)					15,891,175

Sprott Active Gold & Silver Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$–	$–	$–	$–	$–
Total Borrowings					–
Gross amount of recognized liabilities for securities lending (collateral received)					–

Sprott Active Metal & Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$–	$–	$–	$–	$–
Total Borrowings					–
Gross amount of recognized liabilities for securities lending (collateral received)					–

6. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

A. Advisory and Sub-Advisory Fees

The Adviser serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund	Advisory Fee
Sprott Gold Miners ETF	0.35%
Sprott Junior Gold Miners ETF	0.35%
Sprott Critical Materials ETF	0.65%
Sprott Lithium Miners ETF	0.65%
Sprott Uranium Miners ETF	0.75%
Sprott Junior Uranium Miners ETF	0.80%
Sprott Junior Copper Miners ETF	0.75%
Sprott Nickel Miners ETF	0.75%
Sprott Copper Miners ETF	0.65%
Sprott Silver Miners & Physical Silver ETF	0.65%
Sprott Active Gold & Silver Miners ETF	0.89%
Sprott Active Metals & Miners ETF	0.89%
Sprott Rare Earths Ex-China ETF	0.65%

78  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

The Sub-Adviser serves as each Fund’s sub-adviser pursuant to a sub-advisory agreement with the Adviser and the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Average Assets*	Sub-Advisory Fee**
Up to $250 million	0.04%
$250 million-$500 million	0.03%
Above $500 million	0.02%

*	Subject to the following annual minimums per fund sub-advised by the Sub-Adviser for Sprott: (i) first two funds: $40,000 per fund; (ii) additional funds: $30,000 per fund.
**	Annual rate stated as a percentage of the average daily net assets of the Funds.

B. Fee Waiver Arrangement

For the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF, the Adviser is paid a monthly management fee at an annual rate (stated as a percentage of the average daily net assets of each Fund) of 0.35%. The Adviser has contractually agreed to waive the management fee, and/or reimburse expenses so that total annual operating expenses of these funds after fee waiver/expense reimbursements (not including distribution (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.50% of the Funds’ average daily net assets through April 30, 2035. The Adviser will be permitted to recover expenses it has borne to the extent that the Funds’ expenses in later periods fall below the annual rates set forth in the expense agreement. These Funds’ fee waiver/expense reimbursement arrangements with the Adviser permit the Adviser to recapture only if any such recapture payments do not cause the Funds’ expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the particular date on which the fees and expenses were deferred. This expense agreement may only be terminated by the Board of Trustees of Sprott Funds Trust.

For the period ended June 30, 2026, the fees waived and recoupment of previously waived fees were as follows:

	Fees waived by Advisor	Expense Recoupment of Previously Waived Fees
Sprott Gold Miners ETF	$–	$–
Sprott Junior Gold Miners ETF	–	85,980

As of June 30, 2026, the balance of recoupable expenses for the Fund was as follows:

	Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028
Sprott Gold Miners ETF	$–	$–	$–
Sprott Junior Gold Miners ETF	–	29,897	14,447

C. Unitary Fee Arrangement

Under the Investment Advisory Agreement for all of the Sprott ETFs excluding Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF, the Adviser has agreed to pay all expenses incurred by each such Fund except for the fee paid to the Adviser, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

7. TRUSTEES OF THE TRUST

The Board consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (“Independent Trustees”), and one of whom is an interested person. Each current Independent Trustee is paid an annual retainer of $105,000 for his or her services as a Board member to the Trust and another trust in the fund complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.

79  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$203,496,694	$201,039,737
Sprott Junior Gold Miners ETF	128,529,408	127,436,685
Sprott Critical Materials ETF	95,867,967	85,205,986
Sprott Lithium Miners ETF	11,223,701	10,703,063
Sprott Uranium Miners ETF	397,897,460	466,266,430
Sprott Junior Uranium Miners ETF	75,869,112	73,588,823
Sprott Junior Copper Miners ETF	47,077,364	34,444,163
Sprott Nickel Miners ETF	15,189,414	12,229,402
Sprott Copper Miners ETF	33,290,555	29,527,565
Sprott Silver Miners & Physical Silver ETF	126,589,757	127,512,310
Sprott Active Gold & Silver Miners ETF	16,102,569	9,708,985
Sprott Active Metals & Miners ETF	14,633,471	13,197,624
Sprott Rare Earths Ex-China ETF*	5,075,171	5,861,902

For the six months ended June 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$148,922,841	$188,392,699
Sprott Junior Gold Miners ETF	123,716,594	177,670,086
Sprott Critical Materials ETF	353,493,224	12,418,735
Sprott Lithium Miners ETF	19,222,309	14,118,997
Sprott Uranium Miners ETF	547,882,207	247,167,137
Sprott Junior Uranium Miners ETF	66,263,999	51,333,095
Sprott Junior Copper Miners ETF	141,912,827	48,429,499
Sprott Nickel Miners ETF	68,403,225	26,308,981
Sprott Copper Miners ETF	193,382,079	13,322,795
Sprott Silver Miners & Physical Silver ETF	237,184,888	124,180,517
Sprott Active Gold & Silver Miners ETF	46,392,400	37,830,435
Sprott Active Metals & Miners ETF	59,978,547	14,676,213
Sprott Rare Earths Ex-China ETF*	61,367,060	–

For the six months ended June 30, 2026, the net realized gains/(losses) on in-kind transactions were as follows:

Fund	Net Realized Gain/(Loss)
Sprott Gold Miners ETF	$62,879,991
Sprott Junior Gold Miners ETF	83,351,355
Sprott Critical Materials ETF	7,426,115
Sprott Lithium Miners ETF	7,676,096
Sprott Uranium Miners ETF	137,242,400
Sprott Junior Uranium Miners ETF	19,419,210
Sprott Junior Copper Miners ETF	19,885,039
Sprott Nickel Miners ETF	2,602,098
Sprott Copper Miners ETF	5,808,759
Sprott Silver Miners & Physical Silver ETF	64,396,193
Sprott Active Gold & Silver Miners ETF	18,910,727
Sprott Active Metals & Miners ETF	3,548,128
Sprott Rare Earths Ex-China ETF *	–

*	Represents the period from inception through period end.

80  |  June 30, 2026

Sprott ETFs
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

9. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 10,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted for the equivalent value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

10. RELATED PARTY TRANSACTIONS

Each Fund may engage in cross trades with other funds in the Trust pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board has adopted procedures that apply to transactions between the funds of the Trust pursuant to Rule 17a-7. It has been reported to the Board that these transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the period ended June 30, 2026 were as follows:

Fund	Purchase Cost Paid	Sale Proceeds Received	Realized Gain/(Loss) on Sales
Sprott Gold Miners ETF	$–	$–	$–
Sprott Junior Gold Miners ETF	–	–	–
Sprott Critical Materials ETF	3,176,458	1,061,934	(133,236)
Sprott Lithium Miners ETF	–	–	–
Sprott Uranium Miners ETF	–	2,011,223	(484,026)
Sprott Junior Uranium Miners ETF	814,898	–	–
Sprott Junior Copper Miners ETF	–	193,226	(40,645)
Sprott Nickel Miners ETF	1,061,934	1,111,855	(244,661)
Sprott Copper Miners ETF	193,226	–	–
Sprott Silver Miners & Physical Silver ETF	–	868,279	(112,188)
Sprott Active Gold & Silver Miners ETF	–	–	–
Sprott Active Metals & Miners ETF	–	–	–
Sprott Rare Earths Ex-China ETF	–	–	–

11. SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they operates as single reportable segments. The Chief Compliance Officer and Chief Financial Officer of the Adviser are deemed to be the Chief Operating Decision Maker (“CODM”). The CODM is responsible for assessing the Funds’ financial performance and allocating resources. In making these assessments the CODM evaluates the Funds’ financial results on an aggregated basis rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund level expenses and are not allocated to specific segments or business lines. Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate theri reporting requirements in accordance with applicable accounting standards.

12. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events that occurred between June 30, 2026 and the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

81  |  June 30, 2026

Sprott ETFs
Additional Information (Unaudited)	June 30, 2026

TAX INFORMATION

Pursuant to Section 853(c) of the Internal Revenue Code, the Funds designated the following for the calendar year ended December 31, 2025:

	Foreign Taxes Paid	Foreign Source Income
Sprott Gold Miners ETF	$595,852	$4,607,403
Sprott Junior Gold Miners ETF	$61,918	$1,223,734
Sprott Uranium Miners ETF	$54,079	$12,148,459
Sprott Critical Materials ETF	$273,915	$273,915
Sprott Junior Uranium Miners ETF	$0	$51,020
Sprott Lithium Miners ETF	$1,017	$41,967
Sprott Junior Copper Miners ETF	$14,215	$268,915
Sprott Nickel Miners ETF	$28,657	$208,418
Sprott Copper Miners ETF	$11,432	$195,059
Sprott Silver Miners & Physical Silver ETF	$48,157	$465,676
Sprott Active Gold & Silver Miners ETF	$41,780	$448,177
Sprott Active Metals & Miners ETF	$1,708	$40,170

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2025:

	QDI	DRD
Sprott Gold Miners ETF	55.00%	13.22%
Sprott Junior Gold Miners ETF	3.71%	0.00%
Sprott Uranium Miners ETF	21.91%	0.00%
Sprott Critical Materials ETF	10.01%	3.83%
Sprott Junior Uranium Miners ETF	0.00%	0.00%
Sprott Lithium Miners ETF	2.42%	1.10%
Sprott Junior Copper Miners ETF	1.49%	0.00%
Sprott Nickel Miners ETF	29.03%	0.00%
Sprott Copper Miners ETF	10.82%	7.40%
Sprott Silver Miners & Physical Silver ETF	1.59%	0.00%
Sprott Active Gold & Silver Miners ETF	16.21%	1.19%
Sprott Active Metals & Miners ETF	12.99%	5.44%

In early 2026, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

82  |  June 30, 2026

Sprott ETFs
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	June 30, 2026 (Unaudited)

Nothing to report.

83  |  June 30, 2026

Sprott ETFs
Proxy Disclosures for Open-End Management Investment Companies	June 30, 2026 (Unaudited)

No matters were submitted to the shareholders of the Funds for their vote during this reporting period.

84  |  June 30, 2026

Sprott ETFs
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	June 30, 2026 (Unaudited)

Included in the Financial Statements - see Statements of Operations.

85  |  June 30, 2026

Sprott ETFs
Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2026 (Unaudited)

Board Approval of Investment Advisory and Sub-Advisory Agreements for Sprott Funds Trust (Sprott ETFs)

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series, Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Lithium Miners ETF, Sprott Copper Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, Sprott Critical Materials ETF, Sprott Silver Miners & Physical Silver Miners ETF, and Sprott Active Gold & Silver Miners ETF (each a “Fund” and, collectively, the “Funds”) met in person at a regularly scheduled meeting on June 5, 2026, in Watch Hill, Rhode Island, for purposes of, among other things, considering whether it would be in the best interests of each Fund and its shareholders for the Board to renew the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) by and between the Funds and Sprott Asset Management USA, Inc. (“SAM USA” or the “Adviser”) and the Amended Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among the Funds, SAM USA, Inc. and ALPS Advisors, Inc. (“ALPS” or the “Sub-Adviser”). SAM USA together with ALPS are collectively referred to as the “Advisers.”

In connection with the Board’s review of the Agreements, the Trustees who are not “interested persons” of the Funds within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Advisers provided the Board with, information about a variety of matters, including, without limitation, the following information:

●	nature, extent and quality of services to be provided by the Advisers, including background information on the qualifications and experience of key professionals of the Advisers who provide services to the Funds;

●	investment performance of the Funds, including the extent to which the Funds tracked their respective benchmark indexes;

●	fees charged to and expenses of the Funds, including comparative fee and expense information for registered investment companies similar to the Funds;

●	costs of the services provided, and profits realized by the Advisers; and

●	any economies of scale.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors ordinarily be considered by registered investment company boards when voting on such agreements. To assist the Board in its evaluation of each of the Agreements, the Independent Trustees received materials in advance of the Board meeting from the Advisers. The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board focused on, among other things, the expense ratio components, including gross and net total expenses of the peer funds determined by Broadridge (the “Peer Group”) that were objectively selected by Broadridge pursuant to its proprietary Morningstar methodology, as compared to the same information about each Fund. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine each Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to each Fund in all instances. The Board applied its business judgment to determine whether the arrangements by and among each Fund, SAM USA and ALPS are reasonable business arrangements from each Fund’s perspective as well as from the perspective of its respective shareholders.

Nature, Extent and Quality of Services Provided

Sprott Asset Management USA, Inc.

The Board reviewed materials provided by the Adviser related to the proposed renewal of the Advisory Agreement. The Board noted that the Adviser provides investment management services on a discretionary basis to its clients, which include individuals, institutions and private funds. The Board further noted that the Adviser was founded in 2005 and is owned by Sprott U.S. Holdings, Inc., a wholly owned subsidiary of Sprott, Inc., a publicly traded company. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Funds, noting that each had considerable experience in the asset management industry. The Board discussed the services that would be provided to the Funds, which included portfolio management, research, compliance, and analysis and administration. The Board noted that the Adviser with respect to certain Funds actively managed the investment portfolios of those Funds. The Board discussed the Adviser’s oversight of the Sub-Adviser, which included oversight of the Sub Adviser’s adherence to each Fund’s investment strategies and restrictions, trading, and compliance monitoring. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform their duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds would be satisfactory. The Board further noted the Adviser reported no material compliance or litigation issues that have had an adverse effect on the Adviser’s ability to provide investment management services to the Funds since the Advisory agreement was last renewed.

86  |  June 30, 2026

Sprott ETFs
Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2026 (Unaudited)

ALPS Advisors, Inc.

The Board reviewed materials provided by the Sub-Adviser, which included the background information of key investment personnel responsible for the servicing the Funds, considering their education and financial industry experience. The Board discussed the responsibilities of the Sub-Adviser with respect to the Funds noting that the Sub-Adviser was responsible for monitoring and acting on any events which would require trading in order to keep each Fund in line with its respective benchmark index. The Board further noted the Sub-Adviser reported no material compliance or litigation issues that have had an adverse effect on the Sub-Adviser’s ability to provide investment management services to the Funds since the Sub-Advisory agreement was last renewed.

Investment Performance

Sprott Gold Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that as of March 31, 2026, the Fund’s since inception performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its benchmark index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as expected ETF frictions, including the expense ratio, trading and rebalancing costs, liquidity constraints in gold miners stocks, foreign-market effects, and cash management, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the Peer Group selected by Broadridge. The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Junior Gold Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that as of March 31, 2026, the Fund’s since inception performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, including various factors that contributed to the slight tracking error, such as expected ETF frictions, including the expense ratio, trading and rebalancing costs, liquidity constraints in junior gold miners, foreign-market effects, and cash management, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the Peer Group selected by Broadridge. The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Uranium Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that the Fund’s performance as of March 31, 2026, generally conformed to the since inception performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as expense ratio drag, trading and rebalancing costs, liquidity

87  |  June 30, 2026

Sprott ETFs
Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2026 (Unaudited)

constraints, foreign-market and currency effects, cash holdings, concentrated uranium exposure, and implementation timing, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the Peer Group selected by Broadridge. The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Junior Uranium Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that the Fund’s performance as of March 31, 2026, generally conformed to the since inception performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as expected ETF frictions, including the expense ratio, trading and rebalancing costs, liquidity constraints in junior uranium miners, foreign-market effects, and cash management, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the Peer Group selected by Broadridge. The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Lithium Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that the Fund’s performance as of March 31, 2026, generally conformed to the since inception performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as portfolio trading, index rebalance execution, cash positioning, fair-value pricing, corporate actions, securities lending, or timing differences in foreign-market securities, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the Peer Group selected by Broadridge. The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

88  |  June 30, 2026

Sprott ETFs
Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2026 (Unaudited)

Sprott Copper Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as trading and rebalancing costs, bid-ask spreads in underlying copper mining equities, cash balances, foreign-market timing, currency conversions, and implementation differences during index rebalances, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the Peer Group selected by Broadridge. The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Junior Copper Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that the Fund’s performance as of March 31, 2026, generally conformed to the since inception performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as expense ratio drag, trading costs, liquidity constraints, foreign- market effects, cash management, and implementation timing, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the Peer Group selected by Broadridge. The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Nickel Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that the Fund’s performance as of March 31, 2026, generally conformed to the since inception performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as expense ratio drag, trading and rebalancing costs, liquidity constraints, foreign-market and currency effects, portfolio concentration, and cash/flow management, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the Peer Group selected by Broadridge. The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The

89  |  June 30, 2026

Sprott ETFs
Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2026 (Unaudited)

Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Critical Materials ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that the Fund’s performance as of March 31, 2026, generally conformed to the since inception performance of the benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as expense ratio drag, trading and rebalancing costs, foreign-market and currency effects, cash management, and implementation complexity across multiple critical-materials sectors, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the Peer Group selected by Broadridge. The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Silver Miners & Physical Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that during the 1-year and since inception periods, the Fund’s performance as of March 31, 2026, generally conformed to the performance of the benchmark index. The Board considered the various factors that contributed to the slight tracking error, such as expense ratio drag, portfolio trading and rebalancing costs, physical silver trust exposure, foreign-market and currency conversion, concentrated holdings, cash management, and implementation timing, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

The Board also considered the performance of the Fund as compared to a broad-based securities market index, noting the differences between the Fund’s benchmark index and broad-based securities market index in terms of methodology and what each index seeks to measure.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the Peer Group selected by Broadridge. The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

Sprott Active Gold & Silver Miners ETF

The Board observed that the Fund materially outperformed its benchmark index during the 1-year and since inception periods. The Board considered the Adviser’s explanations noting the Fund benefited for strong gains in the gold and silver, active stock selection and continued investor demand for hard-asset related equities. The Board that the Fund performed as of March 31, 2026, slightly below the median performance of its Peer Group.

The Board further considered detailed investment reports on, and the Adviser’s and Sub-Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the Peer Group selected by Broadridge. The Board noted the Adviser’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

In summary, the Board concluded that the Adviser and the Sub-Adviser had the potential to continue providing reasonable returns for the Funds.

90  |  June 30, 2026

Sprott ETFs
Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2026 (Unaudited)

Fees and Expenses

Sprott Gold Miners ETF

The Board noted the advisory fee for the Fund as of March 31, 2026, was below the averages and medians of its Peer Group and Morningstar category. The Board further noted that the Fund’s net expense ratio was also slightly below the averages and medians Peer Group and Morningstar category. The Board noted, with respect to the advisory fee, that the peers presented in the Broadridge report, unlike the Fund paid unitary fees and thus a portion of the advisory fee was used to pay non-adviser service provider expenses. The Board discussed the expertise required to manage a gold miners fund and the sophistication of the index that the Fund would track. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Fund and concluded that the advisory fee and net expense ratio of the Fund were not unreasonable.

Sprott Junior Gold Miners ETF

The Board noted the advisory fee for the Fund as of March 31, 2026, was below the averages and medians of its Peer Group and Morningstar category. The Board further noted that the Fund’s net expense ratio of was also below the averages and medians of its Peer Group and Morningstar category. The Board noted, with respect to the advisory fee, that the peers presented in the Broadridge report, unlike the Fund paid unitary fees and thus a portion of the advisory fee was used to pay non-adviser service provider expenses. The Board discussed the expertise required to manage a gold miners fund and the sophistication of the index that the Fund would track. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Fund and concluded that the advisory fee and net expense ratio of the Fund were not unreasonable.

Sprott Uranium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee and as such, the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio as of March 31, 2026, were higher than both the Peer Group and Morningstar category averages and medians by slightly over 20 basis points. The Board discussed the expertise required to manage a junior uranium miners fund and the sophistication of the index that the Fund would track. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

91  |  June 30, 2026

Sprott ETFs
Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2026 (Unaudited)

Sprott Junior Uranium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee and, as such, the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio as of March 31, 2026, were higher than both the Peer Group and Morningstar category averages and medians by slightly less than 30 basis points. The Board discussed the expertise required to manage a uranium miners fund and the sophistication of the index that the Fund would track, and noted the strong performance of the Fund relative to the funds in its Peer Group. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

Sprott Lithium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee and, as such, the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio as of March 31, 2026, were above both the Peer Group and Morningstar category averages and medians. The Board discussed the expertise required to manage a lithium miners fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

Sprott Copper Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee and, as such, the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio as of March 31, 2026, were above both the Peer Group and Morningstar category averages and medians. The Board discussed the expertise required to manage a copper miners fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

92  |  June 30, 2026

Sprott ETFs
Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2026 (Unaudited)

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

Sprott Junior Copper Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee and, as such, the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio as of March 31, 2026, were above both the Peer Group and Morningstar category averages and medians by slightly over 20 basis points. The Board discussed the expertise required to manage a junior copper miners fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

Sprott Nickel Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee and, as such, the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio as of March 31, 2026, were above both the Peer Group and Morningstar category averages and medians by slightly over 20 basis points. The Board discussed the expertise required to manage a nickel miners fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the sub-advisory fee was paid by the Adviser and not the Fund. The Board noted that the sub-advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

Sprott Critical Materials ETF

The Board noted that the advisory fee for the Fund was a unitary fee and, as such, the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio as of March 31, 2026, were above both the Peer Group and Morningstar category average and median. The Board discussed the expertise required to manage an energy transition materials fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such

93  |  June 30, 2026

Sprott ETFs
Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2026 (Unaudited)

as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

Sprott Silver Miners & Physical Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee and, as such, the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio as of March 31, 2026, were above both the Peer Group and Morningstar category average and median. The Board discussed the expertise required to manage a silver and physical miners fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

Sprott Active Gold & Silver Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee and, as such, the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio as of March 31, 2026, were above both the Peer Group and Morningstar category average and median. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

94  |  June 30, 2026

Sprott ETFs
Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2026 (Unaudited)

Profitability

Sprott Asset Management USA, Inc.

The Board reviewed the pro forma profitability analysis provided by the Adviser and noted that the Adviser did not earn a profit for the fiscal year ended December 31, 2025 under the Advisory Agreement for Sprott Lithium Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF. The Board noted that the Adviser earned a profit for the fiscal year ended December 31, 2025 under the Advisory Agreement for Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Copper Miners ETF, Sprott Critical Materials ETF, Sprott Silver Miners & Physical Silver ETF, and Sprott Active Gold & Silver Miners ETF with respect to its management of the Funds. The Board discussed the Adviser’s contractual fee waiver arrangement with respect Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF (“Gold Funds”), which effectively results in the Gold Funds only being charged for their respective investment advisory fees. The Board after reviewing pro forma profitability information about the Adviser and concluded that the advisory fee paid by each Fund to the Adviser was not unreasonable.

ALPS Advisors, Inc.

The Board reviewed the profitability analysis for the fiscal year ended December 31, 2025 provided by the Sub-Adviser with respect to its management of the Funds. The Board noted that the Sub-Adviser earned a modest profit from the management of the Sprott ETFs in aggregate. The Board concluded that excessive profitability was not an issue at this time.

Economies of Scale

The Board considered the existence of any economies of scale in the provisions of the services by the Advisers and whether those economies were shared with the Funds through breakpoints in its management fees or other means, such as expense caps or fee waivers. The Board also considered the extent to which each Fund benefits from such economies of scale and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. The Board concluded that the current fee structure for each Fund was reasonable and that no changes were necessary.

Conclusion

Having requested and received such information from the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, the Board concluded that approval of the Agreements was in the best interests of the shareholders of each Fund.

95  |  June 30, 2026

This material must be preceded or accompanied by the Prospectus.

www.sprott.com

ALPS Distributors, Inc., a FINRA member, is the distributor for the Sprott ETFs.

Semi-Annual Financial Statements and
Other Important Information

June 30, 2026

Sprott Gold Equity Fund   Investor Class (Nasdaq: SGDLX)

Sprott Gold Equity Fund   Institutional Class (Nasdaq: SGDIX)

Sprott Gold Equity Fund

ITEM 7 – Financial Statements and Financial Highlights for

Open-End Management Investment Companies

1  |  June 30, 2026

Sprott Gold Equity Fund
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (85.22%)
Financial (0.48%)
Gold Bullion International, LLC(a)(b)(c)	5,000,000	$7,150,000

Gold Mining (74.74%)
Agnico Eagle Mines, Ltd.	327,450	50,877,407
Alamos Gold, Inc., Class A	765,100	23,213,134
Anglogold Ashanti PLC(d)	431,100	34,871,679
Artemis Gold, Inc.(b)	343,600	7,561,259
Barrick Mining Corp.	500,133	18,390,225
Coeur Mining, Inc.	4,248,164	69,330,036
DPM Metals, Inc.	2,103,800	68,324,363
Eldorado Gold Corp.(d)	1,457,600	45,316,784
Emerald Resources NL(b)	9,090,200	34,551,772
Equinox Gold Corp.	3,923,445	38,231,630
G Mining Ventures Corp.(b)	2,775,300	81,267,907
Genesis Minerals, Ltd.(b)	6,459,700	23,301,003
Gold Fields, Ltd., Sponsored ADR	387,700	13,022,843
i-80 Gold Corp.(b)(d)	20,693,137	30,056,663
IAMGOLD Corp.(b)	4,430,000	70,171,200
K92 Mining, Inc.(b)	1,563,300	24,536,618
Kinross Gold Corp.	1,414,500	33,410,490
Mining Americas, Inc.(b)(e)(f)	2,535,211	8,991,442
Montage Gold Corp.(b)	3,511,250	39,934,052
New Found Gold Corp. (CAD)(b)(e)(f)	3,325,000	5,134,320
New Found Gold Corp. (USD)(b)(d)	2,237,400	3,445,596
Northern Star Resources, Ltd.	2,318,500	30,418,715
OceanaGold Corp.	2,188,600	54,859,672
OR Royalties, Inc.	1,250,224	39,589,325
Ora Banda Mining, Ltd.(b)	22,111,174	16,150,606
Pan American Silver Corp.	663,500	29,718,165
Perpetua Resources Corp.(b)(d)	1,543,150	32,035,794
Ramelius Resources, Ltd.	20,120,645	40,677,036
Skeena Resources, Ltd.(b)	590,200	15,730,344
SSR Mining, Inc.(b)	1,376,400	38,924,592
Wesdome Gold Mines, Ltd.	2,027,000	34,801,657
Westgold Resources, Ltd.	9,021,200	29,355,313
Wheaton Precious Metals Corp.	269,700	30,292,704
Total Gold Mining		1,116,494,346

Industrial (0.01%)
Blue Spark Energy Systems, Inc.(a)(b)	3,727	671
I-Pulse, Inc.(a)(b)	74,532	186,330
Total Industrial		187,001

Platinum Mining (2.18%)
Valterra Platinum, Ltd.	484,000	32,549,576

Silver Mining (7.81%)
AbraSilver Resource Corp.(b)	689,100	6,952,950
Discovery Silver Corp.(b)	5,301,800	31,700,521
Endeavour Silver Corp.(b)(d)	2,452,000	20,302,560
Sunshine Silver Mining & Refining Co.(b)(e)	2,436,910	32,215,950
Vizsla Royalties Corp.(b)(e)(f)	286,457	767,521

2  |  June 30, 2026

Sprott Gold Equity Fund
Schedule of Investments	June 30, 2026 (Unaudited)

Security Description	Shares	Value
Silver Mining (continued)
Vizsla Silver Corp.(b)(e)(f)	7,563,950	$24,853,169
Total Silver Mining		116,792,671

TOTAL COMMON STOCKS
(Cost $731,383,365)		1,273,173,594

Security Description	Principal Amount	Value
CONVERTIBLE CORPORATE BOND (1.33%)
Gold Mining (1.33%)
i-80 Gold Corp.
3.75%, 04/15/2031(e)	$18,000,000	$19,855,800
Total Gold Mining		19,855,800

TOTAL CONVERTIBLE CORPORATE BOND
(Cost $18,000,000)		19,855,800

Security Description	Shares	Value
GOLD BULLION (10.83%)
Gold Bullion(b)	40,384	161,858,597

TOTAL GOLD BULLION
(Cost $16,140,164)		161,858,597

Security Description	Shares	Value
LIMITED PARTNERSHIP (1.88%)
Financial (1.88%)
Tocqueville Bullion Reserve LP - Class G(b)(c)	7,619	28,084,786

TOTAL LIMITED PARTNERSHIP
(Cost $13,795,735)		28,084,786

WARRANTS (0.77%)
Gold Mining (0.77%)
New Found Gold Corp. (Expiring 12/16/2026), Exercise Price CAD $5.00(e)(f)	1,662,500	352
i-80 Gold Corp. (Expiring 11/16/2027), Exercise Price $.70	11,300,000	9,605,000
Mining Americas, Inc. (Expiring 9/17/2028), Exercise Price CAD $7.05(e)(f)	2,535,211	1,277,571
Osisko Development Corp. (Expiring 8/15/2027), Exercise Price $2.56	1,290,000	540,123
Osisko Development Corp. (Expiring 3/2/2027), Exercise Price CAD $14.75	499,999	40,543
Total Gold Mining		11,463,589

TOTAL WARRANTS
(Cost $860,154)		11,463,589

3  |  June 30, 2026

Sprott Gold Equity Fund
Schedule of Investments	June 30, 2026 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.21%)
Money Market Fund (0.15%)
Invesco Treasury Portfolio, Institutional Class
(Cost $2,229,901)	3.56%	2,229,901	2,229,901

Investments Purchased with Collateral from Securities Loaned (7.06%)
Mount Vernon Liquid Assets Portfolio, LLC, 3.71%
(Cost $105,399,441)		105,399,441	105,399,441

TOTAL SHORT TERM INVESTMENTS
(Cost $107,629,342)			$107,629,342

TOTAL INVESTMENTS (107.24%)
(Cost $887,808,760)			$1,602,065,708
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.24%)			(108,157,418)
NET ASSETS (100.00%)			$1,493,908,290

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund. See table below (Affiliated Investments).
(d)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan was $102,273,344. The loaned securities were secured with cash collateral of $105,399,441. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(e)	Securities, or a portion thereof exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $73,583,312, representing 4.93% of net assets.
(f)	Securities, or a portion thereof were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2026, the market value of those securities was $21,511,562, representing 1.44% of net assets.

See Notes to Financial Statements.

4  |  June 30, 2026

Sprott Gold Equity Fund
Schedule of Investments	June 30, 2026 (Unaudited)

AFFILIATED INVESTMENTS

Security Name	Shares as of January 1, 2026	Market Value as of January 1, 2026	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Proceeds)	Change in Unrealized Gain/(Loss)	Dividend Income	Realized Gain/(Loss)	Market Value as of June 30, 2026	Share Balance as of June 30, 2026
Common Stock
Financial
Gold Bullion International, LLC	5,000,000	7,150,000	–	–	–	–	–	1,821,469	$–	7,150,000	5,000,000
Limited Partnership
Financial
Tocqueville Bullion Reserve LP - Class G(a)(b)	7,619	30,369,028	–	–	–	–	(2,284,242)		–	28,084,786	7,619
Securities no longer held at June 30, 2026
Gold Mining
International Tower Hill Mines, Ltd.(a)	19,627,315	36,178,724	–	–	(19,627,315)	(46,845,829)	80,354		10,586,751	–	–
		$73,697,752		$–		$(46,845,829)	$(2,203,888)	$1,821,469	$10,586,751	$35,234,786
Securities no longer held at June 30, 2026							80,354		20,171,833	–
Securities affiliated at June 30, 2026							$(2,284,242)		$(9,585,082)	$35,234,786

(a)	Non-income producing security
(b)	Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. John Hathaway, Senior Portfolio Manager, is an independent Director of the TBR Cayman entities and is a TBR limited partner.

5  |  June 30, 2026

Sprott Gold Equity Fund
Statements of Assets and Liabilities	June 30, 2026 (Unaudited)

ASSETS:
Unaffiliated investments, at Market Value (including securities on Loan)(Note 12)(a)	$1,566,830,922
Affiliated investments, at value	35,234,786
Receivable for fund shares sold	535,178
Dividends, interest and other receivables	352,343
Prepaid expenses and other assets	12,961
Total assets	1,602,966,190

LIABILITIES:
Payable for fund shares redeemed	2,052,831
Payable to Adviser (Note 5)	1,036,055
Payable for collateral upon return of securities loaned (Note 12)	105,399,441
Payable to Administrator	171,925
Accrued distribution fee - Investor Class	225,004
Professional fees payable	53,396
Transfer agent fees payable	21,741
Accrued expenses and other liabilities	97,507
Total liabilities	109,057,900
NET ASSETS	$1,493,908,290

NET ASSETS CONSIST OF:
Paid-in capital	$514,772,009
Total distributable earnings/(accumulated loss)	979,136,281
NET ASSETS	$1,493,908,290

UNAFFILIATED INVESTMENTS, AT COST	$869,013,025
AFFILIATED INVESTMENTS, AT COST	$18,795,735

Institutional
Net Assets	$469,255,162
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,988,971
Net Asset Value, offering and redemption price per share	$117.64

Investor
Net Assets	$1,024,653,128
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	8,850,958
Net Asset Value, offering and redemption price per share	$115.77

(a)	Market Value of Securities on Loan $102,273,344.

See Notes to Financial Statements.

6  |  June 30, 2026

Sprott Gold Equity Fund
Statements of Operations	For the Period Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$6,177,297
Dividends from affiliated investments	1,821,469
Interest from unaffiliated investments	785,676
Securities lending income - net of fees (Note 12)	66,219
Foreign withholding tax	(670,078)
Total investment income	8,180,583

EXPENSES:
Investment adviser fees (Note 5)	7,092,674
Distribution fee 12B-1 - Investor Class (Note 5)	1,585,190
Administration fees (Note 5)	1,192,692
Legal fees	112,669
Transfer Agent - Investor Class	91,004
Transfer Agent - Institutional Class	76,650
Trustee fees	50,550
Blue Sky fees	45,419
Audit fees	34,436
Interest Expense (Note 9)	542
Other fees and expenses	337,884
Total expenses	10,619,710
Net expense	10,619,710
NET INVESTMENT INCOME/(LOSS)	(2,439,127)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	234,327,354
Net realized gain/(loss) on affiliated investments	(9,585,082)
Net realized gain/(loss) on foreign currency transactions	(514,957)
Net realized gain/(loss)	224,227,315
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(344,853,702)
Net change in unrealized appreciation/(depreciation) on affiliated investments	(2,284,242)
Net change in unrealized appreciation/(depreciation)	(347,137,944)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT AND FOREIGN CURRENCY	(122,910,629)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(125,349,756)

See Notes to Financial Statements.

7  |  June 30, 2026

Sprott Gold Equity Fund
Statements of Changes in Net Assets

	Sprott Gold Equity Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income/(loss)	$(2,439,127)	$(6,230,780)
Net realized gain/(loss)	224,227,315	312,323,487
Net change in unrealized appreciation/(depreciation)	(347,137,944)	872,079,136
Net increase/(decrease) in net assets resulting from operations	(125,349,756)	1,178,171,843

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions to shareholders
Investor Class	–	(8,267,734)
Institutional Class	–	(3,768,002)
Total distributions	–	(12,035,736)

FUND SHARE TRANSACTIONS:
Proceeds from sale of shares - Investor Class	61,649,241	114,327,166
Proceeds from sale of shares - Institutional Class	31,615,742	44,766,061
Dividends reinvested - Investor Class	–	7,927,466
Dividends reinvested - Institutional Class	–	3,468,486
Cost of shares redeemed - Investor Class(a)	(187,148,310)	(216,556,631)
Cost of shares redeemed - Institutional Class(b)	(96,055,362)	(173,060,268)
Net increase/(decrease) from capital share transactions	(189,938,689)	(219,127,720)
Net increase/(decrease) in net assets	(315,288,445)	947,008,387

NET ASSETS:
Beginning of period	1,809,196,735	862,188,348
End of period	$1,493,908,290	$1,809,196,735

(a)	Net of Redemption Fees of $177,949 and $123,023, respectively.
(b)	Net of Redemption Fees of $57,968 and $44,273, respectively.

See Notes to Financial Statements.

8  |  June 30, 2026

Sprott Gold Equity Fund – Investor Class
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$126.68		$51.50		$42.71	$41.91	$48.34	$54.81

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	(0.23)		(0.48)		(0.21)	(0.23)	(0.20)	(0.09)
Net realized and unrealized gain/(loss)	(10.68)		76.51		9.00	1.03	(6.18)	(6.38)
Total from investment operations*	(10.91)		76.03		8.79	0.80	(6.38)	(6.47)

DISTRIBUTIONS:
From net investment income	–		–		–	–	(0.05)	–
From net realized gains	–		(0.85)		–	–	–	–
Total distributions	–		(0.85)		–	–	(0.05)	–

Net increase/(decrease) in net asset value	(10.91)		75.18		8.79	0.80	(6.43)	(6.47)
NET ASSET VALUE, END OF PERIOD	$115.77		$126.68		$51.50	$42.71	$41.91	$48.34
TOTAL RETURN(b)	(8.61)%		147.67%		20.58%	1.91%	(13.21)%	(11.80	)%(c)

*Includes redemption fees per share of	0.02		0.01		0.00 (d)	0.00 (d)	0.01	0.01
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,024,653		$1,239,592		$564,317	$536,956	$598,641	$748,684

Ratio of expenses to average net assets	1.23	%(e)	1.33	%(f)	1.46%	1.49%	1.44%	1.40%
Ratio of net investment income/(loss) to average net assets	(0.34	)%(e)	(0.58)%		(0.44)%	(0.55)%	(0.45)%	(0.18)%
Portfolio turnover rate(g)	14%		37%		26%	12%	24%	15%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.
(d)	Represents less than $0.01
(e)	Annualized.
(f)	Includes interest expense of $10,950 or 0.00% of average net assets.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

9  |  June 30, 2026

Sprott Gold Equity Fund – Institutional Class
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$128.61		$52.14		$43.12	$42.18	$48.71	$55.08

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	(0.07)		(0.25)		(0.07)	(0.11)	(0.06)	0.06
Net realized and unrealized gain/(loss)	(10.90)		77.57		9.09	1.05	(6.25)	(6.43)
Total from investment operations*	(10.97)		77.32		9.02	0.94	(6.31)	(6.37)

DISTRIBUTIONS:
From net investment income	–		–		–	–	(0.22)	–
From net realized gains	–		(0.85)		–	–	–	–
Total distributions	–		(0.85)		–	–	(0.22)	–

Net increase/(decrease) in net asset value	(10.97)		76.47		9.02	0.94	(6.53)	(6.37)
NET ASSET VALUE, END OF PERIOD	$117.64		$128.61		$52.14	$43.12	$42.18	$48.71
TOTAL RETURN(b)	(8.53)%		148.33%		20.92%	2.23%	(12.97)%	(11.57	)%(c)

*Includes redemption fees per share of	0.01		0.01		0.00 (d)	0.00 (d)	0.00 (d)	0.00	(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$469,255		$569,605		$297,871	$252,598	$239,068	$271,212

Ratio of expenses to average net assets	0.98	%(e)	1.06	%(f)	1.17%	1.20%	1.15%	1.11%
Ratio of net investment income/(loss) to average net assets	(0.10	)%(e)	(0.30)%		(0.15)%	(0.27)%	(0.15)%	0.13%
Portfolio turnover rate(g)	14%		37%		26%	12%	24%	15%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.
(d)	Represents less than $0.01
(e)	Annualized.
(f)	Includes interest expense of $5,661 or 0.00%.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

10  |  June 30, 2026

Sprott Gold Equity Fund
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

1. ORGANIZATION

The Sprott Funds Trust (the “Trust”) was organized as a Delaware statutory trust on January 3, 2018. As of June 30, 2026, the Trust consisted of fourteen separate portfolios that each represent a separate series of the Trust. This report pertains to the Sprott Gold Equity Fund (the “Fund”). The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Investor Class and Institutional Class. The two classes represent interests in the same portfolio of investments. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. On July 1, 2023, Sprott Asset Management USA, Inc. commenced acting as investment adviser (the “Adviser”) to the Fund and continues to serve in such capacity for the Fund. Prior to July 1, 2023, Sprott Asset Management LP and Sprott Asset Management USA, Inc. served as the investment adviser and sub-adviser, respectively, to the Fund. The financial statements of the other 13 series of the Trust are presented in a separate report.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies” and Accounting Standards Update 2013-08.

A. Portfolio Valuation and Methodologies.

The Fund’s net asset value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Board of Trustees of the Trust (the “Board”) has approved the designation of Sprott Asset Management USA, Inc, the Fund’s investment adviser, as the valuation designee. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Adviser’s policies and procedures as reflecting fair value. The Adviser has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments.

Portfolio securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities for which no sales are reported are valued at the mean of the closing bid and ask price. If no current day price quotation is available, the previous business day’s closing sale price is used. Investments in open-end mutual funds such as money market funds are valued at the closing NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of the Fund’s investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Adviser’s policies and procedures as reflecting fair value (such investments, “Fair Valued Investments”). U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

11  |  June 30, 2026

Sprott Gold Equity Fund
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

B. Fair Value Hierarchy.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end funds and real estate investment trusts, which are traded on an exchange, the security is valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. When the market is considered active for such security, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2. Gold bullion is valued using the latest available price on the valuation day and is classified as Level 1.

Investment in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith pursuant to the Fair Value Policies and Procedures. These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.

Investments classified within Level 3 have significant unobservable inputs used by the Adviser in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies and convertible bonds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

For securities traded principally on foreign exchanges, the Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

12  |  June 30, 2026

Sprott Gold Equity Fund
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments at June 30, 2026.

Sprott Gold Equity Fund

Investments in Securities at Value	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$–	$1,265,836,593	$–	$7,337,001	$1,273,173,594
Convertible Corporate Bond*	–	–	19,855,800	–	19,855,800
Gold Bullion*	–	161,858,597	–	–	161,858,597
Limited Partnership*	28,084,786	–	–	–	28,084,786
Warrants*	–	9,605,000	1,858,589	–	11,463,589
Short Term Investments	105,399,441	2,229,901	–	–	107,629,342
Total	$133,484,227	$1,439,530,091	$21,714,389	$7,337,001	$1,602,065,708

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

Sprott Gold Equity Fund
Balance as of December 31, 2025	$22,610,758
Realized Gain/(Loss)	180,000
Change in Unrealized Appreciation/(Depreciation)	22,604,325
Purchases	–
Sales	(5,842,132)
Transfers into/(out of) Level 3*	(32,215,950)
Balance as of June 30, 2026	$7,337,001

*	The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter

As of June 30, 2026 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $0.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of June 30, 2026. The Adviser monitors fair valued positions for factors that could lead to a change in valuation of the securities, such as new financing, corporate actions, recent non-arm’s length transactions and interest rates.

Industry Category	Fair Value at June 30, 2026	Valuation Technique	Unobservable Input	Range of Input (Weighted Average)	Impact to Valuation from an Increase in Input
Financial	$7,150,000	Professional analysis of latest company valuation or financing, with appropriate discount applied (if required)	Financing Prices	$1.43	Increase

Industrial	$187,001	Professional analysis of latest company valuation or financing, with appropriate discount applied (if required)	Financing Prices	$0.18-2.50	Increase

13  |  June 30, 2026

Sprott Gold Equity Fund
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

C. Securities Transactions and Investment Income.

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded with a specific identification cost method. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Policy for withholding tax.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

E. Foreign Taxes.

The Fund is subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Fund’s financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.

The amount of foreign withholding taxes paid during the period ended June 30, 2026 is not significant and accordingly, a disclosure of income taxes paid for the period ended June 30, 2026, is not presented.

F. Dividends and Distributions to Shareholders.

Dividends from net investment income for the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

G. Use of Estimates.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Foreign Currency Translation.

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

I. Segmented Reporting.

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment. The Chief Compliance Officer and Chief Financial Officer of the Adviser are deemed to be the Chief Operating Decision Maker (“CODM”). The CODM is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the CODM evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines. Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

3. RISKS

A. Gold Risk.

Gold is subject to the special risks associated with investing in gold and other precious metals, including: (1) the price of gold or other precious metals may be subject to wide fluctuation; (2) the market for gold or other precious metals is relatively limited; (3) the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and (4) the market for gold and other precious metals is unregulated.

14  |  June 30, 2026

Sprott Gold Equity Fund
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

B. Gold Mining Industry Risk.

The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

C. Commodity Risk.

The Fund may invest in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

D. Credit (or default) Risk.

The issuer of a debt security may be unable to make timely payments of principal or interest or may default on the debt. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities.

Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

E. Currency Risk.

Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

F. Equity Securities Risk.

The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

G. Expropriation Risk.

Foreign governments may expropriate the Fund’s investments either directly by restricting the Fund’s ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund’s investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Fund to pursue and collect a legal judgment against a foreign government.

H. Foreign Securities Risk.

The value of foreign currencies may decline relative to the U.S. dollar. A foreign government may expropriate the Fund’s assets. Political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline. These risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets. The laws and regulations of foreign countries may provide investors with less protection or may be less favorable to investors than the U.S. legal system. For example, there may be less publicly available information about a foreign company than there would be about a U.S. company. The auditing and reporting requirements that apply to foreign companies may be less stringent than U.S. requirements. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

15  |  June 30, 2026

Sprott Gold Equity Fund
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

I. Inflation Risk.

Inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating rate debt securities.

J. Information Risk.

Key information about an issuer, security or market may be inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

K. Interest Rate Risk.

This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of fund assets and could impair the Fund’s ability to maintain a stable net asset value.

L. Liquidity Risk.

Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

M. Manager Risk.

The Fund’s portfolio managers may use an investment strategy that does not achieve the Fund’s objective or may fail to execute the Fund’s investment strategy effectively. In addition, a portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.

N. Market and Geopolitical Risk.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, or other public health issues (e.g., COVID-19), terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic and the aggressive responses taken by many governments had negative impacts, and in many cases severe negative impacts, on markets worldwide.

O. Non-Diversification Risk.

The Fund is a non-diversified mutual fund and therefore, compared to a diversified mutual fund, the Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified mutual fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

P. Political Risk.

Political or social instability or revolution in certain countries in which the Fund invests, in particular, emerging market countries, may result in the loss of some or all of the Fund’s investment in these countries.

Q. Restricted Securities Risk.

The Fund may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss.

R. Securities Lending Risk.

Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

16  |  June 30, 2026

Sprott Gold Equity Fund
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

S. Small- and Mid-Capitalization Company Risk.

Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

T. Tax Risk.

The Fund is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code, as amended (the “Code”), if it derives more than 10% of its gross income from investment in gold bullion or other precious metals. Failure to qualify as a regulated investment company would result in consequences to the Fund and its shareholders. In order to ensure that it qualifies as a regulated investment company, the Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

U. Valuation Risk.

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid, or which may become illiquid.

V. Value Stock Risk.

Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though they are already undervalued.

4. TAXES

A. Federal Tax and Tax Basis Information.

There was one distribution paid during the year ended December 31, 2025.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2025, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences:

Fund	Paid-in Capital	Total Distributable Earnings
Sprott Gold Equity Fund	$5,998,959	$(5,998,959)

The permanent differences primarily relate to net operating losses.

As of December 31, 2025, the components of accumulated losses for income tax purposes were as follows:

Tax cost of investments	$802,559,027
Unrealized appreciation	1,085,858,581
Unrealized depreciation	(32,664,371)
Net unrealized appreciation/(depreciation)	1,053,194,210
Undistributed operating income	–
Undistributed long-term gains	51,494,257
Distributable Earnings	51,494,257
Other accumulated gain/(loss)	(202,430)
Total accumulated gain/(loss)	$1,104,486,037

For the fiscal year ended December 31, 2025 the Sprott Gold Equity Fund had late year losses of $192,137.

17  |  June 30, 2026

Sprott Gold Equity Fund
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

Capital loss carryforwards used during the period ended December 31, 2025 were as follows:

Fund	Utilized Capital Losses Short-Term	Utilized Capital Losses Long-Term
Sprott Gold Equity Fund	$51,266,931	$195,580,733

As of December 31, 2025, the Fund did not have any capital loss carryforwards.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Adviser served as the Fund’s investment adviser through the date of this report pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser received fees from the Fund, calculated daily and payable monthly, at an annual fee rate of 1.00% on the first $500 million of the average daily net assets of the Fund, 0.75% of the average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.65% of the average daily net assets in excess of $1 billion. For the period ended June 30, 2026 the advisory fees incurred by the Fund are disclosed in the Statement of Operations.

The Adviser also served as the Fund’s administrator through the date of this report pursuant to an Administrative Services Agreement with the Trust on behalf of the Fund. Pursuant to an Administrative Services Agreement, the Fund pays the Adviser a fee computed daily and paid monthly at an annual rate of 0.15% on the first $400 million of the average daily net assets of the Fund; 0.13% on the next $600 million of the average daily net assets of the Fund; and 0.12% on all the average daily net assets of the Fund over $1 billion. For the period ended June 30, 2026, the administration fees incurred by the Fund are disclosed in the Statement of Operations.

The Adviser and Fund have entered into a Sub-Administrator Services Agreement with ALPS Fund Services Inc. and related entities (collectively, the “Sub-Administrator”), under which the Adviser and Fund pay the Sub-Administrator a fee based on the assets of the Fund, certain fixed fees and other fees. Prior to January 26, 2026, the Adviser had a sub-administration agreement with U.S. Bank Global Fund Services.

Sprott Global Resource Investments Ltd. (the “Distributor”), an affiliate of the Adviser, acts as distributor for shares of the Fund. The Investor Class adopted a distribution and services plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the plan, the Investor Class pays to the Distributor distribution and service fees of 0.25% per annum of its average daily net assets. For the period ended June 30, 2026, the fees paid to the Distributor are disclosed on the Statement of Operations.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Fund were as follows:

	For the Period Ended June 30, 2026	For the Year Ended December 31, 2025
Sprott Gold Equity Fund (Investor Class)
Shares sold	437,223	1,345,869
Dividends reinvested	–	64,488
Shares redeemed	(1,371,124)	(2,582,798)
Net increase/(decrease)	(933,901)	(1,172,441)

Sprott Gold Equity Fund (Institutional Class)
Shares sold	230,669	565,483
Dividends reinvested	–	27,794
Shares redeemed	(670,565)	(1,877,792)
Net increase/(decrease)	(439,896)	(1,284,485)

7. FUND SHARE TRANSACTIONS

The Fund currently offers two classes of shares of beneficial interest. A redemption fee of 2.00% is imposed on redemptions of shares held 90 days or less for the Fund. This fee is retained by the Fund and is credited to paid in capital. For a more detailed description of when the redemption fee does not apply, please see Statement of Changes or the Fund’s Prospectus.

18  |  June 30, 2026

Sprott Gold Equity Fund
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

8. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term instruments) for the period ended June 30, 2026 are summarized below.

Fund	Purchases	Sales
Sprott Gold Equity Fund	$251,195,088	$408,657,669

9. LINE OF CREDIT

The Fund has a $20,000,000 line of credit (the “Line”), which is uncommitted, with U.S. Bank N.A. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Line is secured by the Fund’s assets. The Line has a one-year term. The interest rate as of June 30, 2026 was 6.25%.

During the period ended June 30, 2026, the Fund’s maximum borrowing was $6,874,000 and average borrowing was $180,387. This borrowing resulted in interest expenses of $542. As of June 30, 2026, the Fund did not have any Line balances outstanding.

10. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.888.622.1813 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.888.622.1813 and on the SEC’s website (http://www.sec.gov).

11. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Once filed, the Fund’s Part F on Form N-PORT is available without charge on the SEC’s website (http://www.sec.gov) and is available upon request by calling 1.888.622.1813. You may also obtain copies of Form N-PORT, Part F by sending your request electronically to publicinfo@sec.gov. Quarterly portfolio holdings are also available on the website for Sprott Gold Equity Fund, https://sprott.com/investment- strategies/sprott-gold-equity-fund/.

12. SECURITIES LENDING

The Fund may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short term securities. The Fund may return a portion of the interest earned to a third party that is unaffiliated with the Fund and acting as a “placing broker.” When the Fund engages in securities lending, the Fund will retain a portion of the securities lending income and remit the remaining portion to the securities lending agent as compensation for its services. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. The securities lending agent bears all operational costs directly related to securities lending. The Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Fund’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. U.S. Bank N.A., the custodian, acts as the securities lending agent for the Fund. The value of the securities on loan and the cash collateral at June 30, 2026 are shown on the Statement of Assets and Liabilities. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The following table is a summary of the Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Sprott Gold Equity Fund	$102,273,344	$105,399,441	$–	$105,399,441

19  |  June 30, 2026

Sprott Gold Equity Fund
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

13. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies.

As of June 30, 2026, the Fund invested in the following restricted securities:

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
i-80 Gold Corp 3.75% 4/15/2031	3/23/26	$18,000,000	$19,855,800	1.33%
Mining Americas, Inc.	9/4/25	6,509,710	8,991,442	0.60%
Mining Americas Inc. (Expiring 9/17/2028), Exercise Price CAD $7.05	9/4/25	–	1,277,571	0.09%
New Found Gold Corp.	12/10/25	9,688,327	5,134,320	0.34%
New Found Gold Corp. (Expiring 12/16/2026), Exercise Price CAD $5.00	12/10/25	–	352	0.00%
Sunshine Silver Mining & Refining Co.	3/15/11	4,525,333	32,215,950	2.16%
Vizsla Royalties Corp.	11/8/24	369,144	460,512	0.03%
Vizsla Silver Corp	11/8/24	2,418,923	5,647,365	0.38%
		$41,511,437	$73,583,312	4.93%

14. TRUSTEES OF THE TRUST

The Board consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (“Independent Trustees”), and one of whom is an interested person. Each current Independent Trustee is paid an annual retainer of $105,000 for his or her services as a Board member to the Trust and another trust in the fund complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings

15. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events that occurred between June 30, 2026 and the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

20  |  June 30, 2026

Sprott Gold Equity Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	June 30, 2026 (Unaudited)

None to report for the reporting period.

21  |  June 30, 2026

Sprott Gold Equity Fund
Proxy Disclosures for Open-End Management Investment Companies	June 30, 2026 (Unaudited)

No matters were submitted to the shareholders of the Fund for their vote during this reporting period.

22  |  June 30, 2026

Sprott Gold Equity Fund
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	June 30, 2026 (Unaudited)

Included under Item 7 in the Statement of Operations.

23  |  June 30, 2026

Sprott Gold Equity Fund
Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2026 (Unaudited)

Board Approval of Investment Advisory Agreement for the Sprott Gold Equity Fund

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series the Sprott Gold Equity Fund (the “Fund”) met in person at a regularly scheduled meeting on June 5, 2026, in Watch Hill, Rhode Island, for purposes of, among other things, considering whether it would be in the best interests of the Fund and its shareholders for the Board to renew the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Sprott Asset Management USA, Inc. (the “Adviser”).

In connection with the Board’s review of the Advisory Agreement, the Trustees who are not “interested persons” of the Fund or Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Adviser provided the Board with, information about a variety of matters, including, without limitation, the following information:

●	Nature, extent and quality of services to be provided by the Adviser, including background information on the qualifications and experience of key professionals of the Adviser who provide services to the Fund;

●	Investment performance of the Fund, including comparative performance information for registered investment companies similar to the Fund;

●	Fees charged to and expenses of the Fund, including comparative fee and expense information for registered investment companies similar to the Fund;

●	Costs of the services provided, and profits realized by the Adviser; and

●	Economies of scale.

At the meeting, the Board, including the Independent Trustees, determined that the approval of the Advisory Agreement was in the best interests of the Fund in light of the services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment adviser with respect to an advisory agreement and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreement. To assist the Board in its evaluation of the Agreement, the Independent Directors received materials in advance of the Board meeting from the Adviser. The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, including its Morningstar classification system. The Board focused on, among other things, the expense ratio components, including gross and net total expenses of the peer funds determined by Broadridge (the “Peer Group”) that were objectively selected by Broadridge pursuant to its proprietary methodology, as compared to the same information about the Fund. The Board was provided with a detailed description of the proprietary methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board applied its business judgment to determine whether the arrangement by and between the Fund and the Adviser is a reasonable business arrangement from the Fund’s perspective as well as from the perspective of its stockholders.

Nature, Extent and Quality of Services Provided

The Board reviewed materials provided by the Adviser related to the proposed renewal of the Advisory Agreement. The Board noted that the Adviser provides investment management services on a discretionary basis to its clients, which include individuals, institutions and private funds. The Board further noted that the Adviser was founded in 2005 and owned by Sprott U.S. Holdings, Inc., a wholly owned subsidiary of Sprott, Inc. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Fund, noting that each had considerable experience in the asset management industry. The Board expressed satisfaction with the experience and credentials of the personnel at the Adviser who will be servicing the Fund. The Board discussed the services that are provided to the Fund which included portfolio management, research, compliance, and analysis and administrative services. Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to whether the Adviser was involved in any lawsuits or pending regulatory actions. The Board concluded that based on the responses in this questionnaire and their experience with the Adviser, they could expect the Adviser to provide high quality service to the Fund and its shareholders.

Investment Performance

The Board observed that the Fund outperformed category median, peer group, and broad-based index for the 3-year, 5-year, and since inception periods. The Board further observed the Fund outperformed both its peer group and broad-based for the 1-year period and outperformed the broad-based index for the 10-year period. The Fund underperformed its category median for both the 1-year and 10-year periods and underperformed its peer group for the 10-year period. The Board noted the Fund outperformed the benchmark index for the since inception period, but underperformed

24  |  June 30, 2026

Sprott Gold Equity Fund
Statement Regarding Basis for Approval of Investment Advisory Contract	June 30, 2026 (Unaudited)

for 1-year, 3-year, and 5-year periods. The Board considered the Adviser’s explanations noting the Fund benefited for strong gains in the gold and silver prices in 2025. The Board also considered the Adviser’s explanation regarding the underperformance relative to the benchmark index which was due to the benchmark index having a stronger exposure to gold and silver.

The Board further considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the June meeting. The Board also reviewed comparative information regarding the performance of other registered funds in the Peer Group selected by Broadridge. The Board noted the Adviser’s view that comparisons to Fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the Adviser’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives, indexes they seek to track and investment management techniques.

In summary, the Board concluded that the Adviser had the potential to continue providing reasonable returns for the Fund.

Fees and Expenses

The Board noted that the Adviser earned a 0.82% fee for managing the Fund and the Fund had a net expense ratio of 1.33% for the Investor Class shares of the Fund and that the Adviser earned 0.82% fee and had a net expense ratio of 1.06% for the Institutional Class shares of the Fund. The Board considered that the advisory fee was above the peer group and Morningstar category averages and medians. The Board noted that the Fund’s expense ratio was above both the peer group average and median, in line with the Morningstar category median and below the average. The Board agreed that the fee structure for the affiliated Advisers, including the advisory fee charged and expense ratio of the Fund, was not unreasonable.

Profitability

The Board reviewed the profitability analysis provided by the Adviser and noted that the Adviser realized a profit in managing the Fund. The Board acknowledged the effort required to maintain and manage the Fund’s complex investment program and determined the Adviser’s profitability was not excessive.

Economies of Scale

The Board considered that the advisory fee already contained breakpoints based on the average daily net assets of the Fund as follows: the Adviser receives 1.00% on the first $500 million of the average daily net assets of the Fund, 0.75% of the average daily net assets in excess of $500 million but not exceeding $1 billion and 0.65% of the average daily net assets in excess of $1 billion. The Board reviewed the breakpoints in place and agreed that they appeared to account for economies of scale.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, the Board concluded that approval of the Advisory Agreement was in the best interest of the shareholders of the Fund.

25  |  June 30, 2026

www.sprott.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

No matters were submitted during the Registrant’s fiscal half-year period ended June 30, 2026 to shareholders for their vote.

Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholder may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1)	Not applicable.

(2)	Not applicable.

(3)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes – Oxley Act of 2002. Filed herewith.

(4)	Not applicable.

(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPROTT FUNDS TRUST

By:	/s/ Thomas W. Ulrich
Thomas W. Ulrich, President (Principal Executive Officer)

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas W. Ulrich
Thomas W. Ulrich, President (Principal Executive Officer)

Date:	September 4, 2026

By:	/s/ Varinder Bhathal
Varinder Bhathal, Treasurer (Principal Financial Officer)

Date:	September 4, 2026